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                                                    Registration Nos. 333-108724
                                                                       811-04865

       As filed with the Securities and Exchange Commission on May 2, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [ ]    [ ]

     Post-Effective Amendment No.   [2]    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [58]   [X]

                              VARIABLE ACCOUNT A OF
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Pine Street
                               New York, NY 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering: Continuous

     It is proposed that the filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 2, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts.

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                            Group Immediate Variable
                                Annuity Contract
                                   Prospectus
                                   May 2, 2005

       Issued By American International Life Assurance Company Of New York
                         Through Its Variable Account A

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity (the "Group IVA"). On page 2 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 7.

The Group IVA is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and American International Life Assurance Company of New York ("AI Life") where you agree to make one Premium Payment to AI Life and Al Life agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract is available as a qualified Contract, such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans, and as a non-qualified Contract funded with money from any source.

The Contract has 23 investment options to which you can allocate your money--22 variable investment options and one fixed investment option. If your Contract is a tax-deferred non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity Contracts, life insurance Contracts, or certain employer-sponsored retirement plans (Vanguard Public Mutual Funds), will not be available for you to allocate your money within your Contract. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the funds you select. You bear the investment risk. Currently, the variable investment options are funds of:

..    Vanguard(R)Variable Insurance Fund ("Vanguard VIF Portfolios")
..    Vanguard Public Mutual Funds ("Vanguard Funds")

See "Investment Options" on page 9 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies of any or all of the Funds' prospectuses by contacting us as set out on page 7.

In addition, the Securities and Exchange Commission ("SEC") maintains a website at http:www.sec.gov that contains the prospectus, SAI, materials incorporated by reference, and other information that we have filed electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board, or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.


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  Table of Contents

    2  Definitions

    3  Summary of the Contract

    7  Fee Tables

    8  Condensed Financial Information

   10  Investment Options

   15  Expenses

   16  The Contract

   23  Annuity Payments

   27  Access to Your Money

   28  Death Benefit

   29  Performance

   30  Taxes

   35  Other Information

   37  Financial Statements

   38  Appendix

   43  Table of Contents of the Statement of Additional Information


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Definitions

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Annuitant

The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the Contract permit a Joint Annuitant.

Annuity Payment Option

The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit

An accounting unit of measure used to calculate annuity payments after the Contract Date.

Assumed Investment Return

The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Company

American International Life Assurance Company of New York, 600 King Street
(DPEN), Wilmington, Delaware 19801.

Contract Anniversary

An anniversary of the date we issued your Contract.

Contract Date

The date your Contract is issued and becomes effective.

Contract Year

Each twelve-month period beginning on the Contract Date.

Income Change Date

The date on which the amount of your next variable annuity payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable annuity payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date

The date on which annuity payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that annuity payments begin for an indefinite period of time.)


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Non-Qualified Contract

An annuity purchased with dollars already subject to taxation.

Premium Payment

Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us.

Premium Tax

A tax charged by a state or municipality on Premium Payments.

Qualified Contract

An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period

Time period immediately following the Issue Date, when you may return your Contract to the Company.

Valuation Date (Also called a "business day")

Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern Time.

Valuation Period

The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.


Summary of the Contract

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

   The Contract is intended for people who want to receive a stream of income payments, generally for retirement but also for other long-term purposes.


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Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our Variable Account to provide a variable annuity. Our Variable Account is divided into subaccounts, 22 of which are offered under the Contract. Each of the 22 subaccounts invest exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio. The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

   The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

Vanguard Funds (and their investment advisors)

Managed by Vanguard's Fixed Income Group
   Vanguard Inflation-Protected Securities Fund


Managed by Wellington Management Company, LLP
   Vanguard Dividend Growth Fund
   Vanguard GNMA Fund


Also included in the Vanguard Funds are the:

   Vanguard LifeStrategy(R) Conservative Growth Fund
   Vanguard LifeStrategy(R) Growth Fund
   Vanguard LifeStrategy(R) Income Fund
   Vanguard LifeStrategy(R) Moderate Growth Fund


   These Funds receive advisory services indirectly, by investing in other Vanguard funds.

Beginning January 3, 2005, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options under Contracts issued on or after January 3, 2005. The two Funds are not available for any transfers, automatic rebalancing or dollar cost averaging into either of the Funds by any Contract owner beginning January 3, 2005. If you wish to transfer Annuity


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Units currently invested in either of the Funds to other available investment options in your Contract, there is no transfer fee charged for the transfer, nor will a transfer count against the free transfers which you are allowed each Contract year. Your right to transfer from the two Funds will remain unaffected. Please note, however, that other fees may be applicable to transfers from the two Funds.

Vanguard VIF Portfolios (and their investment advisors)

Managed by Vanguard's Fixed Income Group
   Vanguard VIF Money Market Portfolio
   Vanguard VIF Short-Term Investment-Grade Portfolio
   Vanguard VIF Total Bond Market Index Portfolio


Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
   Vanguard VIF Diversified Value Portfolio


Managed by Vanguard's Quantitative Equity Group
   Vanguard VIF Equity Index Portfolio
   Vanguard VIF Mid-Cap Index Portfolio
   Vanguard VIF REIT Index Portfolio


Managed by Alliance Capital Management L.P. and William Blair & Company, L.L.C.
   Vanguard VIF Growth Portfolio


Managed by Wellington Management Company, LLP
   Vanguard VIF Balanced Portfolio
   Vanguard VIF High Yield Bond Portfolio


Managed by Granahan Investment Management, Inc. and Grantham, Mayo,
 Van Otterloo & Co. LLC
   Vanguard VIF Small Company Growth Portfolio


Managed by Wellington Management Company, LLP and Vanguard's Quantitative
 Equity Group
   Vanguard VIF Equity Income Portfolio


Managed by Schroder Investment Management North America Inc. and Baillie Gifford
 Overseas Ltd
   Vanguard VIF International Portfolio


Managed by PRIMECAP Management Company
   Vanguard VIF Capital Growth Portfolio


Also included in Vanguard VIF Portfolio is:
   Vanguard VIF Total Stock Market Index Portfolio


Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios.


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Each Vanguard Fund's board of trustees and each Vanguard VIF Portfolio's board of trustees may, without prior approval from Contract owners, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in a Vanguard Fund's or Vanguard VIF Portfolio's advisory arrangements will be communicated to Contract owners in writing. In addition, as each Vanguard Fund's and each Vanguard VIF Portfolio's overall manager, The Vanguard Group, Inc. ("Vanguard") may provide investment advisory services to any Vanguard Fund or Vanguard VIF Portfolio, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing investment advisory agreement be revised.

   Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

   You can also allocate all or part of your Premium Payment to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change once it is established. Each new allocation from the Variable Account A to the general account will establish a new periodic payment amount for that allocation.

Expenses

The company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 0.52% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a premium tax charge for Premium Payments made under the Contract. If applicable, the premium tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your Contract within ten days after receiving it. We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Return" further on in this prospectus.

Partial Withdrawal Rights

If you choose an annuity payment option with a Guaranteed Number of Years, you will have the right to make a partial withdrawal from your Contract subject to certain provisions. See "Partial Withdrawal Rights with Variable Payments for a Guaranteed Number of Years" further on in this prospectus.

Cancellation Rights

You have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

INQUIRIES AND CONTRACT OWNER AND ANNUITANT INFORMATION

For more information about a Contract, call 1-800-522-5555 or write:

Regular Mail:                            Overnight or Certified Mail:

Vanguard Annuity and Insurance Services  Vanguard Annuity and Insurance Services
P.O. Box 1105                            455 Devon Park Drive
Valley Forge, PA 19482-1105              Wayne, PA 19087

   If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 1-800-462-2391. Please have ready the Contract number and the Contract owner's name, address, and Social Security number when you call. You will receive periodic statements confirming any transactions that take place as well as other required periodic reports if you choose a variable payout option.

   You may also contact American International Life Assurance Company of New York, the issuer of the Contracts. You can contact American International Life Assurance Company of New York at its Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. State premium taxes may also be deducted.


                       Maximum Owner Transaction Expenses
--------------------------------------------------------------------------------
Charge                                                   Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a
 percentage of purchase payments)       None

Transfer Fee                            $10 per transfer
                                        (There is no charge for the first 12
                                        transfers each Contract year;
                                        thereafter, we reserve the right to
                                        charge a fee of $10 per transfer.)

Partial Withdrawal Transaction Charge   The lesser of 2% of the amount withdrawn
                                        or $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including fund fees and expenses.

   Variable Account Annual Expenses (as a percentage of average account value)
--------------------------------------------------------------------------------
Charge                                                   Amount
--------------------------------------------------------------------------------
Maximum Mortality and Expense Risk
 Fees                                                     0.52%
Total Variable Account Annual Expenses                    0.52%


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The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. Total Annual Fund Operating Expenses vary for each Fund. The range in the table shows the minimum and maximum for the Funds as of each Fund's most recent fiscal year end. Current and future expenses for the Funds may be higher or lower than those shown.

         Annual Fund Fees and Expenses (as a percentage of average daily
                             Variable Account value)
--------------------------------------------------------------------------------
Charge                                                 Maximum        Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (expenses that
 are deducted from fund assets include management
 fees, distribution (12b-1) fees, and other
 expenses)                                              0.46%          0.14%
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

Condensed Financial Information
Accumulation Unit Values

Vanguard(R)Funds:                                           12/31/04
  Vanguard LifeStrategy Income Fund
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $10.89
  Number of Accumulation Units outstanding at end of year   4,605

Vanguard(R) VIF Portfolios:
  Vanguard VIF Balanced Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $11.98
  Number of Accumulation Units outstanding at end of year   9,626

  Vanguard VIF Capital Growth Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $12.64
  Number of Accumulation Units outstanding at end of year   2,118

  Vanguard VIF Diversified Value Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $13.50
  Number of Accumulation Units outstanding at end of year   3,031

  Vanguard VIF Equity Income Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $12.63
  Number of Accumulation Units outstanding at end of year   2,132

  Vanguard VIF Equity Index Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $12.02
  Number of Accumulation Units outstanding at end of year   2,169


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  Vanguard VIF Growth Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $11.41
  Number of Accumulation Units outstanding at end of year   3,245

  Vanguard VIF High Yield Bond Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $11.31
  Number of Accumulation Units outstanding at end of year   2,272

  Vanguard VIF International Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $13.34
  Number of Accumulation Units outstanding at end of year   4,459

  Vanguard VIF Mid-Cap Index Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $13.23
  Number of Accumulation Units outstanding at end of year   4,226

  Vanguard VIF Money Market Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $10.09
  Number of Accumulation Units outstanding at end of year   1,140

  Vanguard VIF REIT Index Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $14.32
  Number of Accumulation Units outstanding at end of year   4,816

  Vanguard VIF Short-Term Investment-Grade Portfolio*
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $10.22
  Number of Accumulation Units outstanding at end of year   543

  Vanguard VIF Small Company Growth Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $12.20
  Number of Accumulation Units outstanding at end of year   5,345

  Vanguard VIF Total Bond Market Index Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $10.51
  Number of Accumulation Units outstanding at end of year   4,732

  Vanguard VIF Total Stock Market Index Portfolio
  Accumulation Unit value at beginning of year              N/A
  Accumulation Unit value at end of year                    $12.22
  Number of Accumulation Units outstanding at end of year   14,608

* Formerly Vanguard VIF Short-Term Corporate Portfolio.


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Investment Options

Variable Investment Options
Variable Account A

Our board of directors authorized the organization of the Variable Account in 1986. The Variable Account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the Variable Account.

   We own the assets in the Variable Account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The Variable Account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the Variable Account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the Variable Account is entirely independent of the investment performance of our general account and of any other of our Variable Accounts.

   The Variable Account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The Variable Account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the Variable Account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other Variable Accounts.

Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

   You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees and expenses, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each Fund available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

..    Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short- term fixed income investments, and 20% to common stocks.

..    Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

..    Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

..    Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

..    Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term growth of capital and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically--but not always--will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

..    Vanguard GNMA Fund seeks to provide a moderate level of current income. The
     Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury, or other
     U.S. government agency securities, as well as in repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (between 3 and 10 years).

..    Vanguard Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

Each Fund is part of Vanguard, a family of 36 investment companies with more than 130 investment portfolios holding assets in excess of $810 billion. Vanguard serves as the investment advisor to Vanguard Inflation-Protected Securities Fund. Vanguard manages the Inflation-Protected Securities Fund on an at- cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain funds employ external advisors. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund and Vanguard GNMA Fund. The LifeStrategy Funds do not employ an investment advisor. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

   You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each Portfolio available under the Contract. There is no assurance that any of these Portfolios will achieve its stated objective.

..    Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less.

..    Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade fixed income securities. The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years.

..    Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad market- weighted bond index. The Portfolio employs a "passive management"--or indexing strategy-- designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process and at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Portfolio's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

..    Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, high-risk corporate bonds--commonly known as "junk bonds"--with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

..    Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but to have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Portfolio assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

..    Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of established, medium-size and large companies that pay above-average levels of dividend income and have the potential for long-term capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. The Portfolio uses multiple investment advisors.

..    Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, in the opinion of the advisor, are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

..    Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Dow Jones Wilshire 5000 Composite Index by investing primarily in two Vanguard funds, Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The Dow Jones Wilshire 5000 Composite Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the- counter market.

..    Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

..    Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as the weighting in the Index.

..    Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

..    Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large- capitalization stocks.

..    Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in the stocks of small companies. These companies tend to be unseasoned and are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio uses multiple investment advisors.

..    Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential. The Portfolio uses multiple investment advisors.

..    Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long- term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the Morgan Stanley REIT Index ("Index"). The Portfolio invests in stock that make up the Index; the remaining assets are allocated to cash investments.

   Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. Alliance Capital Management L.P. and William Blair & Company, L.L.C. serve as advisors to Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Name Changes

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports, and confirmations that reflect a Fund's prior name.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our Variable Accounts. Unlike our Variable Account assets, assets in the general account are subject to claims of Contract owners like you, as well as claims made by our other creditors.

   To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

Expenses
                                A CLOSER LOOK AT

                  The Costs of Investing in a Variable Annuity

  Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity Contract expenses can, over time, have a dramatic effect on performance.

                          SUMMARY OF COSTS OF INVESTING

                                in the Contracts

..  No sales load or sales charge

..  No annual Contract maintenance charge

.. No current fee to exchange money among the Subaccounts (we reserve the right to charge afee of $10.00 per transfer)

..  Maximum Annual Mortality and Expense Risk Charge: 0.52%

.. Partial Withdrawal Transaction Charge: The lesser of 2% of the amount withdrawn or $25

.. Fees and expenses paid by the funds ranged from 0.14% to 0.46% at the end of each fund's most recent fiscal year

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 0.52%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

                                A CLOSER LOOK AT

                      The Mortality and Expense Risk Charge

  The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

  The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Premium Taxes

We will deduct from your Premium Payment any premium tax imposed on us by the state or locality where you reside. The State of New York currently imposes no premium taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

(1)  the size and nature of the group;

(2)  the total amount of premium we expect to receive from the group;

(3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

   Any reduction or elimination may be withdrawn or modified by us.

The Contract

General Description

An annuity is a Contract between you, as the owner, and a life insurance company. The Contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), transferring assets from another IRA, or by "rolling over" assets from a qualified plan (a qualified Contract).

   The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our Variable Account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

   The Contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

   You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

                     A FEW THINGS TO KEEP IN MIND REGARDING

                         Who Should Purchase A Contract

  Under the Contract, you will have access to your investment only through annuity payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return

If for any reason you are not satisfied with your Contract, you may return it to us and we will refund your Premium Payment received by us, and any applicable charges that have been deducted, adjusted by any investment experience. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investing in Vanguard VIF Money Market Portfolio during the right to return period.

   To exercise your right to return your Contract, you must mail it directly to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, or return it to us at American

International Life Assurance Company of New York, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it.

   Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

..  dilution in the value of Fund shares underlying investment options of other
   Contract Owners;

..  interference with the efficient management of the Fund's portfolio; and

..  increased administrative costs.

   We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

.. an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

.. exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

   If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

   In addition, we reserve the right to charge Contract Owners a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may reject a Contract Owner's transfer request. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instructions to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

   The company may offer certain features, such as dollar cost averaging and/or automatic rebalancing, that provide for automatic and scheduled transfers between variable investment options. Under these features, transactions are generally priced as of the date of the transfer. However, if the scheduled date of the transfer falls on a non-business day, it will be processed as of the preceding business day. Dollar cost averaging and automatic rebalancing transfers do not count against the free transfers you are permitted to make each Contract year.

                                A CLOSER LOOK AT

                                 Transfers Among

                           Variable Investment Options

      How transfers among variable investment options are effected:

      (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

      (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

      (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

      Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Unit Value, is the minimum number of Annuity Units that may be transferred.

      For example, let's say that you owned 500 Annuity Units in subaccount one ("s1"), valued at $2 per Annuity Unit, for a total of $1,000 in monthly income. You decide to transfer the entire amount in s1 to subaccount two ("s2"). Annuity Units in s2 are currently valued at $5 per Annuity Unit. Upon completion of the transfer, you will own 200 Annuity Units in s2 valued at $5 per Annuity Unit, for a total of $1,000 in monthly income.

   The transfer request must clearly state which investment options are involved and the amount of the transfer.

   We will accept transfers after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that instructions are genuine.

Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of
Years

If you choose an annuity payment option where you will continuously receive annuity payments for "A Guaranteed Number of Years" (referred to as the "Guaranteed Period"), then you will have the right to make one partial withdrawal per Contract Year from the present value of your remaining variable annuity payments subject to the following provisions:

.. Partial Withdrawal Transaction Charge. We will assess a partial withdrawal transaction charge for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. This charge will be deducted from the net proceeds of the partial withdrawal.

.. Determination of Subsequent Variable Annuity Payments. This prospectus describes how we determine variable annuity payments subsequent to the initial annuity payment. While the number of

   Annuity Units for each subaccount will generally remain constant, this prospectus lists two exceptions to that rule on page 26. Another exception exists if you make a partial withdrawal, as permitted in this prospectus. A partial withdrawal involves a transfer of assets out of a subaccount. As actual assets decrease in a subaccount, the number of Annuity Units in such subaccount must also be decreased to reflect the loss of those assets.

.. Access To Your Money. You may elect a partial withdrawal of a portion of the present value of the variable annuity payments remaining in the Guaranteed Period as long as at least five (5) years of variable guaranteed periodic payments remain in your annuity after the partial withdrawal has been completed. A partial withdrawal will reduce all remaining variable annuity payments, both guaranteed and life contingent, by an equal amount and will also reduce the length of the Guaranteed Period for variable annuity payments. See the section on "Computing the Partial Withdrawal Amount" on the next page of this prospectus.

.. Partial Withdrawal Limitations. In determining the value available for a partial withdrawal, only the present value of the variable annuity payments will be used. No fixed Annuity Payments will be used in determining partial withdrawal values, and neither the amount of fixed annuity payments nor the length of the Guaranteed Period for such fixed annuity payments will be affected by a partial withdrawal. At any time after the Right to Examine period has ended, you may request a partial withdrawal from your Contract as long as more than five (5) years remain in the Guaranteed Period. Partial withdrawals are only available under annuity options which are either a single or joint life annuity with payments guaranteed for a minimum number of years. The Guaranteed Period can never exceed the life expectancy of the Annuitant or Joint Annuitant and cannot be less than five (5) years. To effect a partial withdrawal, the Contract must be in force. Only one partial withdrawal is permitted during any Contract Year. The minimum partial withdrawal amount is $2,500. The partial withdrawal is restricted to an amount that allows at least five (5) years of guaranteed period variable Annuity Payments to remain in the Contract after the withdrawal.

.. Partial Withdrawals Reduce Your Future Variable Annuity Payments. If you make a partial withdrawal you will still receive annuity payments, but the partial withdrawal will result in a reduction in the amount of each remaining variable annuity payment as well as a decrease in the guaranteed period that will apply to such variable annuity payments. In addition, if you transfer values from one or more subaccounts which support those variable annuity payments to the fixed investment option which supports the fixed annuity payments at any time after a partial withdrawal has been taken, the Guaranteed Period related to those recently transferred values that are now supporting fixed annuity payments will remain shortened. The Guaranteed
   Period applicable to any pre-existing fixed annuity payments would not be affected. See "Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of Years" above for the definition of the term "Guaranteed Period."

      When you request a partial withdrawal, we will take it from the subaccounts in which the annuity is then invested in the same proportion as the value invested in each subaccount on the date of the partial withdrawal. We charge a fee for each partial withdrawal, which will be deducted from the lump sum payment at the time a partial withdrawal is effected. Since the amount of annuity payments changes on the next Income Change Date, the reduction in annuity payments due to the partial withdrawal (but not the payment of the partial withdrawal amount) will be delayed until that time.

.. Computing the Partial Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of future variable annuity payments during the guaranteed period by discounting the payments at the assumed investment return, and with consideration to any fees charged for a partial withdrawal. The future variable income payment amount we use in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the withdrawal request by the current number of Annuity Units for each subaccount, and summing for all subaccounts. A partial withdrawal will reduce all future variable annuity payments by an equal amount, and the remaining length of the guaranteed period will also be reduced.

      The following four factors will determine the specific amount by which the remaining variable annuity payments will be reduced and by which the remaining length of the Guaranteed Period will be shortened:

   (1) the amount of the partial withdrawal request;

   (2) the length of time remaining in the Guaranteed Period at the time that the partial withdrawal is requested;

   (3) the age and sex of the Annuitant or Joint Annuitants; and

   (4) the Annuity Income Option chosen.

In other words, the more you withdraw will result in lower future variable annuity payments and more of a reduction in the length of time in the guaranteed period. Any fixed income payments remaining under the Contract and their guaranteed period will remain unchanged.

      Example of Computing a Partial Withdrawal: Individual A is age 65 when he begins to receive variable annuity payments of $1,000. He receives payments in monthly installments from a Life Annuity with a Guaranteed Number of Years (20 years). In annuity payment year one, A requests the maximum partial withdrawal amount possible from his variable annuity. By taking this partial withdrawal, A's monthly variable annuity payments are reduced from $1,000 to $210 after the withdrawal, because the number of annuity units has been permanently reduced. A's guaranteed period for variable annuity payments is also reduced from 20 years to 5 years.

      Any portion of your Vanguard Lifetime Income Program that is allocated to fixed annuity income will not be changed, the monthly fixed payments will remain the same and the guaranteed period for such payments will not be reduced.


.. Taxes. Please read the tax discussion in your prospectus for information relating to partial withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Cancellation Rights

You have the right to cancel your Contract subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as Contract owner may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed spayouts under all annuity options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

   If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed annuity payments, to be determined as follows.

(1) The value of future variable annuity payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future variable annuity payments which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The amount of future variable annuity payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2) Fixed annuity payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed annuity payments which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date. For example, if the current annuity purchase rates for fixed annuity payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed annuity payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Additional Rights That We Have We have the right at any time to:

(1) Transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Annuity Unit value for that option to below $500;

(2) transfer the entire balance in proportion to any other investment options you then are using, if the Annuity Unit value in an investment option is below $500 for any other reason;

(3) end the automatic rebalancing feature if your Annuity Unit value falls below $5,000;

(4) replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

(5) add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Contracts from one investment option and put them into another, subject to SEC and other required regulatory approvals;

(6) operate the Variable Account under the direction of a committee or discharge such a committee at any time;

(7) operate the Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. The Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

(8) make other changes in the Contract that in our judgment are necessary or appropriate to ensure that the Contract continues to qualify for tax treatment as an annuity.

Annuity Payments

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

   You select the Income Start Date, which must be within 12 months after the Contract Date, and can start as early as 1 month after we receive your Premium Payment. In addition, annuity payments must begin by the Annuitant's 91st birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

   We will make annuity payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them.

                     A FEW THINGS TO KEEP IN MIND REGARDING

                                Annuity Payments

      . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

      . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

      . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

      . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

      . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your Contract specific materials for the annuity options available in your Contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

..  Option 1--Life Annuity

   Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

..  Option 2--Life Annuity With A Guaranteed Number of Years

   Under this option , we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

..  Option 3--Joint and Survivor Annuity

   Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

..  Option 4--Joint and Survivor Annuity With A Guaranteed Number of Years

   Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.


                       SOMETHING TO KEEP IN MIND REGARDING

                         Annuity Payment Options 3 or 4

   Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the annuity payments to be made to the Joint Annuitant, upon your death, will be:

   (A) equal to the annuity payments you were receiving while both you and the Joint Annuitant were alive; or

   (B) lower than the annuity payments you were receiving while both you and the Joint Annuitant were alive.

   All things being equal, annuity payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

.. the portion of the premium allocated to provide variable payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

.. the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

..  the age and gender of the Annuitant (and Joint Annuitant, if any);

..  the annuity option selected;

..  the frequency of annuity payments;

..  the deduction of applicable premium taxes; and

..  the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

   In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current, law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

   The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

.. If value is transferred from one investment option to another. See the example under "A Closer Look At Transfers Among Variable Investment Options" in this prospectus.

.. Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

   The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

   On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

   The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

   A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

                                PLAIN TALK ABOUT

                        Assumed Investment Return or AIR

.. If you allocated a portion of your premium to variable annuity income then you invested this premium into the annuity investment options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5% or an AIR of 3.5%. In the future we may make additional AIRs available.

.. We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

.. For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your annuity investment options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your annuity investment options is less than the AIR, then your benefit payment will decrease. Selecting an AIRPros and Cons

.. If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

.. With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

.. With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

Access to Your Money

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

   We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

..  the NYSE is closed other than weekend and holiday closings;

..  trading on the NYSE is restricted;

.. an emergency exists, as determined by a regulatory authority, such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

..  the SEC by order so permits for the protection of investors.

Death Benefit

Death Within Six Months of the Contract Date

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

   The amount of the lump sum death benefit will be determined by:

.. calculating the actuarial present value of future variable annuity payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

.. adding to that, the amount of premium allocated to pay fixed annuity payments, minus any fixed annuity payments already made.

   No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six-month period.

Death Prior to Income Start Date

Subject to the above provision, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

   If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant we will pay any remaining benefit to the Annuitant's estate.

                                  A WORD ABOUT

                                Joint Annuitants

  The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

   .  Annuity Payment Option 3Joint and Survivor Annuity; or

   . Annuity Payment Option 4Joint and Survivor Annuity With A Guaranteed Number of Years.

   If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

   .  Annuity Payment Option 1Life Annuity; or

   . Annuity Payment Option 2Life Annuity With A Guaranteed Number of Years. See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

Performance

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

   Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

   When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

   When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

   Average annual total return at the Variable Account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the Variable Account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

   Performance information for a subaccount may be compared in reports and advertising to:

(1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

(2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

(3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

(4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

Taxes

INTRODUCTION

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.


                         TAX TREATMENT OF DISTRIBUTIONS

                               Qualified Contracts

      If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

      .  Individual Retirement Annuities ("IRAs");

      . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

      .  Keogh Plans; and

      . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

      This additional tax does not apply:

      . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;

      .  where the taxpayer is age 59 1/2or older;

      .  where payment is made on account of death;

      .  where the payment is made on account of the taxpayer's disability;

      . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

      .  in some cases, upon separation from service on or after age 55; or

      .  certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2--A Partial Withdrawal or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the Contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

      Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2years) plus interest.

Individual Retirement Annuities ("IRAs")

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

General

For annuity payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

   After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal--100% Taxable

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

      This additional tax does not apply where:

      . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

      . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;

      .  the taxpayer is age 59 1/2or older;

      .  the payment is made on account of the taxpayer's disability;

      .  the payment is made on account of death;

      .  or in certain other circumstances.

It should be noted that a partial withdrawal or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the Contract. You should also seek the advice of your tax adviser.

      Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

NON-QUALIFIED CONTRACTS OWNED BY NON-NATURAL PERSONS

As a general rule, non-qualified annuity Contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity Contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity Contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity Contracts should consult with a tax adviser.

SECTION 1035 EXCHANGES

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

DIVERSIFICATION AND INVESTOR CONTROL

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

   There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

WITHHOLDING

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

   For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the Company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

   You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Other Information

American International Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. Our principal business address is, 600 King Street (DPEN), Wilmington, DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

   We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract owners and should not be considered as bearing on the investment performance of assets held in the Variable Account.

   The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

   AI Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AI Life's membership in IMSA applies only to AI Life and not its products.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the Variable Account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

   Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the Contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

   We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

   The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

American General Equity Services Corporation ("AGESC") is the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   American International Life Assurance Company of New York will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

   The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

Financial Statements

Financial statements of American International Life Assurance Company of New York, and the Variable Account A are included in the SAI, which may be obtained without charge by calling Vanguard Annuity and Insurance Services at (800) 522-5555 (between 8 a.m. and 8 p.m. Eastern time) or write to Vanguard Annuity and Insurance Services at P.O. Box 1105, Valley Forge, PA 19482-1105. You may also call or write American International Life Assurance Company of New York,
Attention: Group Anniuty Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801 (telephone 877-299-1724).

   The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

APPENDIX

Hypothetical Illustrations of

Annuity Payments

We have prepared the following tables to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.79%, 6%, 8%, or 10%. The values would be different from those shown if the returns averaged 0%, 5.79%, 6%, 8%, or 10%, but fluctuated over and under those averages throughout the years.

   The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 0.52%. The amounts shown in the tables also take into account the arithmetic average of the funds' management fees and operating expenses at an annual rate of approximately 0.27% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your Contract may be more or less than 0.27%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of this prospectus entitled "Taxes."

   The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.52% for mortality and expense risk and the assumed 0.27% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 0.79%.

   Two sets of tables follow--one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable annuity option. The second assumes that 50% of the single Premium Payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

   When part of the single Premium Payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown, and is based on the fixed credit rate we offered on the fixed annuity option at the time this illustration was prepared. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant.

   These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $650.12

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $661.14

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.


                                Monthly Payments
                       With an Assumed Rate of Return of:
----------------------------------------------------------------------------------------------------------------------------
    Payment       Calendar      Attained       Gross         0.00%         5.79%          6.00%         8.00%         10.00%
     Year           Year          Age           Net         -0.79%         5.00%          5.21%         7.21%          9.21%
----------------------------------------------------------------------------------------------------------------------------
      1             2005          65                      $661.14        $661.14        $661.14        $661.14       $661.14
      2             2006          66                       624.68         661.14         662.46         675.06        687.65
      3             2007          67                       590.24         661.14         663.79         689.26        715.22
      4             2008          68                       557.69         661.14         665.11         703.77        743.90
      5             2009          69                       526.94         661.14         666.45         718.58        773.72
      10            2014          74                       396.82         661.14         673.14         797.46        941.78
      15            2019          79                       298.83         661.14         679.89         884.99      1,146.35
      20            2024          84                       225.04         661.14         686.72         982.13      1,395.35

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $325.06

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $330.57

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $325.06. The monthly guaranteed payment of $325.06 is being provided by the $50,000 applied under the fixed annuity option.


                                Monthly Payments
                       With an Assumed Rate of Return of:
----------------------------------------------------------------------------------------------------------------------------
    Payment       Calendar      Attained       Gross         0.00%         5.79%          6.00%         8.00%         10.00%
     Year           Year          Age           Net         -0.79%         5.00%          5.21%         7.21%          9.21%
----------------------------------------------------------------------------------------------------------------------------
      1             2005          65                      $655.63         $655.63       $655.63        $655.63       $655.63
      2             2006          66                       637.40          655.63        656.29         662.59        668.88
      3             2007          67                       620.18          655.63        656.95         669.69        682.67
      4             2008          68                       603.90          655.63        657.62         676.95        697.01
      5             2009          69                       588.53          655.63        658.28         684.35        711.92
      10            2014          74                       523.47          655.63        661.63         723.79        795.95
      15            2019          79                       474.47          655.63        665.01         767.55        898.23
      20            2024          84                       437.58          655.63        668.42         816.12      1,022.73

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $615.51

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $625.78

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:
----------------------------------------------------------------------------------------------------------------------------
    Payment       Calendar      Attained       Gross         0.00%         5.79%          6.00%         8.00%         10.00%
     Year           Year          Age           Net         -0.79%         5.00%          5.21%         7.21%          9.21%
----------------------------------------------------------------------------------------------------------------------------
       1            2005          65                      $625.78         $625.78       $625.78        $625.78       $625.78
       2            2006          66                       591.27          625.78        627.03         638.95        650.87
       3            2007          67                       558.67          625.78        628.29         652.40        676.97
       4            2008          68                       527.86          625.78        629.54         666.13        704.11
       5            2009          69                       498.75          625.78        630.80         680.15        732.34
       10           2014          74                       375.59          625.78        637.13         754.81        891.41
       15           2019          79                       282.84          625.78        643.53         837.66      1,085.04
       20           2024          84                       213.00          625.78        649.99         929.60      1,320.72

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $307.76

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $312.89

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $307.76. The monthly guaranteed payment of $307.76 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:
----------------------------------------------------------------------------------------------------------------------------
    Payment       Calendar      Attained       Gross         0.00%         5.79%          6.00%         8.00%         10.00%
     Year           Year          Age           Net         -0.79%         5.00%          5.21%         7.21%          9.21%
----------------------------------------------------------------------------------------------------------------------------
       1            2005          65                      $620.65         $620.65       $620.65        $620.65       $620.65
       2            2006          66                       603.39          620.65        621.27         627.23        633.19
       3            2007          67                       587.09          620.65        621.90         633.95        646.24
       4            2008          68                       571.69          620.65        622.53         640.82        659.81
       5            2009          69                       557.13          620.65        623.16         647.83        673.93
       10           2014          74                       495.55          620.65        626.32         685.16        753.46
       15           2019          79                       449.18          620.65        629.52         726.58        850.27
       20           2024          84                       414.25          620.65        632.75         772.55        968.11

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

          Table of Contents of the Statement of Additional Information

  3 General Information

  3 AI Life

  3 Variable Account A

  3 Services

  4 Distribution of the Contracts

  4 Performance Information

  5 Performance Data

  5 Average Annual Total Return Calculations

  6 Fund Performance Calculations

  7 Vanguard VIF Money Market Investment Option Yield and Effective Yield
    Claculations

  8 Contract Provisions

  8 Variable Income Payments

  8 Annuity Unit Value

  9 Net Investment Factor

  9 Misstatement of Age or Gender

  10 Evidence of Survival

  10 Additional Information About the Contracts

  10 Gender neutral policies

  10 Certain Arrangements

  10 Our General Account

  11 Material Conflicts

  11 Financial Statements

  11 Separate Account Financial Statements

  11 AI Life Financial Statements

  12 Index to Financial Statements

Issued by American International Life Assurance Company of New York, Form Number 21GVIA1000

Distributed by American General Equity Services Corporation, Member NASD, and Member of American International Group, Inc.

Contact Information

For additional information about the Group Immediate Variable Annuity Contracts and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 2, 2005. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105 or call us at 1-800-522-5555. You can also contact American International Life Assurance Company of New York, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 1980, telephone 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

The Vanguard Group, Vanguard, and the ship logo are trademarks of The Vanguard Group, Inc., Standard & Poor's 500 is a trademark of The McGraw-Hill Companies. Inc, and has been licensed for use by Vanguard Variable Insurance Fund and The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolios. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI Index are not sponsored, endorsed, or promoted by MSCI and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the SAI contains a more detailed description of the limited relationship MSCI has with The Vanguard Group. All other marks are the exclusive property of their respective owners.

Only available in the state of New York.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are solely its responsibility. The American International Life Assurance Company of New York is responsible for its own financial condition and Contractual obligations.

                                                       [THE VANGUARD GROUP LOGO]

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                     GROUP ANNUITY ADMINISTRATION DEPARTMENT

                             600 KING STREET (DPEN)
                              WILMINGTON, DE 19801

                            TELEPHONE: 1-877-299-1724

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 2, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account A (the "Separate Account" or "Variable Account A") dated May 2, 2005, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact American International Life Assurance Company of New York ("AI Life") at the address or telephone number given above. Terms used in this SAI have the same meaning as defined in the Contract prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3

   AI Life.....................................................................3
   Variable Account A..........................................................3

SERVICES.......................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................4

PERFORMANCE INFORMATION........................................................4

   Performance Data............................................................5
      Average Annual Total Return Calculations.................................5
      Fund Performance Calculations............................................6
      Vanguard VIF Money Market Portfolio Investment Option Yield and
         Effective Yield Calculations..........................................7

CONTRACT PROVISIONS............................................................8

   Variable Income Payments....................................................8
   Annuity Unit Value..........................................................8
   Net Investment Factor.......................................................9
   Misstatement of Age or Gender...............................................9
   Evidence of Survival.......................................................10

ADDITIONAL INFORMATION ABOUT THE CONTRACTS....................................10

      Gender neutral policies.................................................10
      Certain Arrangements....................................................10
      Our General Account.....................................................10

MATERIAL CONFLICTS............................................................10

FINANCIAL STATEMENTS..........................................................11

   Separate Account Financial Statements......................................11
   AI Life Financial Statements...............................................11
   Index to Financial Statements..............................................11

                               GENERAL INFORMATION

AI Life

     We are American International Life Assurance Company of New York ("AI Life"). AI Life is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. AI Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AI Life and its affiliates. The commitments under the Contracts are AI Life's, and AIG has no legal obligation to back those commitments.

     AI Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AI Life's membership in IMSA applies only to AI Life and not its products.

Variable Account A

     We hold the Fund shares in the subaccounts of Variable Account A in which any of your single premium payment is invested. Variable Account A is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account A is divided into 122 separate subaccounts, 24 of which are available under the Contracts offered by the Contract prospectus as variable investment options. All of these 24 subaccounts and the remaining 98 subaccounts are offered under other AI Life contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

     The assets in Variable Account A are our property. The assets in the Separate Account may not be used to pay any liabilities of AI Life other than those arising from the Contracts. AI Life is obligated to pay all amounts under the Contracts due the Contract owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     AI Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004, 2003 and 2002, AI Life paid AIG for these services $1,334,552, $2,715,940 and $3,557,044, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AI Life's expenses and allocating these charges back to AI Life. Previously, most of these expenses, such as payroll expenses, were paid by AI Life directly. AI Life, AGLC and AIG are parties to a services agreement. AI Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004 and 2003, AI Life paid AGLC $12,339,355 and $8,300,434 for these services respectively.

     We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE CONTRACTS

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AI Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AI Life. AGESC also acts as principal underwriter for AI Life's other separate accounts and for the separate accounts of certain AI Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     The Contracts are offered on a continuous basis.

     AI Life will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the subaccounts of Variable Account A in advertisements, sales literature, or reports to Contract owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We also may present the yield or total return of the subaccount based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the subaccount or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges. We also may present the yield or total return of the Fund in which a subaccount invests.

     We may compare a subaccount's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AI Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount reflects the performance of a hypothetical contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

     The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes the applicable Separate Account or Contract charges: mortality and expense risk charge, and withdrawal charge at the end of the period.

     The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

     Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

     . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

     . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the mortality and expense risk charge, and the withdrawal charge.

     .    We divide the Redeemable Value by the Initial Investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

     Average annual total return quotations for the variable investment options for the period ended December 31, 2004 are shown in the table below.

             Variable Investment Option Average Annual Total Returns
      with deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2004)

                                                                                                        Investment
                                                                                              Since       Option
                                                                                               Fund      Inception
Investment Option                                   1 year   3 years   5 years   10 years   Inception      Date
-----------------                                   ------   -------   -------   --------   ---------   ----------
Vanguard(R) Dividend Growth Fund                    10.38%     N/A       N/A        N/A       17.07%    09/22/2003
Vanguard GNMA Fund                                   3.53%     N/A       N/A        N/A        3.84%    09/22/2003
Vanguard Health Care Fund                            8.88%     N/A       N/A        N/A       14.63%    09/22/2003
Vanguard Inflation-Protected Securities Fund         7.65%     N/A       N/A        N/A        8.94%    09/22/2003
Vanguard Total International Stock Index Fund       20.15%     N/A       N/A        N/A       28.90%    09/22/2003
Vanguard LifeStrategy(R) Conservative Growth Fund    7.40%     N/A       N/A        N/A       10.10%    09/22/2003
Vanguard LifeStrategy Growth Fund                   11.93%     N/A       N/A        N/A       16.93%    09/22/2003
Vanguard LifeStrategy Income Fund                    5.40%     N/A       N/A        N/A        6.88%    09/22/2003
Vanguard LifeStrategy Moderate Growth Fund           9.93%     N/A       N/A        N/A       13.71%    09/22/2003
Vanguard VIF Balanced Portfolio                     10.65%     N/A       N/A        N/A       15.23%    09/22/2003
Vanguard VIF Capital Growth Portfolio               16.95%     N/A       N/A        N/A       20.14%    09/22/2003
Vanguard VIF Diversified Value Portfolio            19.78%     N/A       N/A        N/A       26.53%    09/22/2003
Vanguard VIF Equity Income Portfolio                12.67%     N/A       N/A        N/A       20.06%    09/22/2003
Vanguard VIF Equity Index Portfolio                 10.17%     N/A       N/A        N/A       15.51%    09/22/2003
Vanguard VIF Growth Portfolio                        6.63%     N/A       N/A        N/A       10.83%    09/22/2003
Vanguard VIF High Yield Bond Portfolio               7.90%     N/A       N/A        N/A       10.11%    09/22/2003
Vanguard VIF International Portfolio                18.74%     N/A       N/A        N/A       25.35%    09/22/2003
Vanguard VIF Mid-Cap Index Portfolio                19.63%     N/A       N/A        N/A       24.57%    09/22/2003
Vanguard VIF Money Market Portfolio                  0.72%     N/A       N/A        N/A        0.64%    09/22/2003
Vanguard VIF REIT Index Portfolio                   29.77%     N/A       N/A        N/A       32.54%    09/22/2003
Vanguard VIF Short-Term Corporate Portfolio          1.47%     N/A       N/A        N/A        1.70%    09/22/2003
Vanguard VIF Small Company Growth Portfolio         14.64%     N/A       N/A        N/A       16.89%    09/22/2003
Vanguard VIF Total Bond Market Index Portfolio       3.60%     N/A       N/A        N/A        3.96%    09/22/2003
Vanguard VIF Total Stock Market Index Portfolio     11.90%     N/A       N/A        N/A       17.01%    09/22/2003

----------
"N/A" indicates data is not available for the stated period. None of the investment options has an inception date earlier than September 12, 2003, the effective date of the registration statement.

     Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

     The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invest. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the mortality and expense risk charge or any other deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the Fund average annual total return quotations would have been lower than what is currently shown.

                        Fund Average Annual Total Returns
    without deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2004)

                                                                                                       Since         Fund
                                                                                                       Fund        Inception
Fund                                              1 year   3 years/1/   5 years/1/   10 years/1/   Inception/2/      Date
----                                              ------   ----------   ----------   -----------   ------------   ----------
Vanguard Dividend Growth Fund                     11.02%      3.29%         1.07%        8.21%            *       05/15/1992
Vanguard GNMA Fund                                 4.13%      5.39%         7.04%        7.42%            *       06/27/1980
Vanguard Health Care Fund                          9.51%      7.11%        12.93%       20.15%            *       05/23/1984
Vanguard Inflation-Protected Securities Fund       8.27%     10.89%          N/A          N/A         10.31%      06/29/2000
Vanguard Total International Stock Index Fund     20.84%     12.93%        -0.60%         N/A          4.41%      04/29/1996
Vanguard LifeStrategy Conservative Growth Fund     8.02%      6.02%         4.19%        9.42%            *       09/30/1994
Vanguard LifeStrategy Growth Fund                 12.58%      6.79%         0.97%       10.55%            *       09/30/1994
Vanguard LifeStrategy Income Fund                  6.01%      5.54%         5.74%        8.81%            *       09/30/1994
Vanguard LifeStrategy Moderate Growth Fund        10.57%      6.67%         2.82%       10.22%            *       09/30/1994
Vanguard VIF Balanced Portfolio                   11.29%      7.73%         7.58%       12.31%            *       05/23/1991
Vanguard VIF Capital Growth Portfolio             17.63%       N/A           N/A          N/A         22.18%      12/03/2002
Vanguard VIF Diversified Value Portfolio          20.46%     10.65%        11.46%         N/A          7.06%      02/08/1999
Vanguard VIF Equity Income Portfolio              13.32%      6.74%         5.50%       12.75%            *       06/07/1993
Vanguard VIF Equity Index Portfolio               10.80%      3.50%        -2.36%       12.00%            *       04/29/1991
Vanguard VIF Growth Portfolio                      7.25%     -4.64%       -13.91%        6.12%            *       06/07/1993
Vanguard VIF High Yield Bond Portfolio             8.53%      8.80%         5.43%         N/A          6.40%      06/03/1996
Vanguard VIF International Portfolio              19.42%     10.05%         0.24%        7.54%            *       06/03/1994
Vanguard VIF Mid-Cap Index Portfolio              20.32%     11.24%        10.06%         N/A         12.66%      02/09/1999
Vanguard VIF Money Market Portfolio                1.26%      1.33%         2.94%        4.22%            *       05/02/1991
Vanguard VIF REIT Index Portfolio                 30.51%     22.33%        20.99%         N/A         17.09%      02/09/1999
Vanguard VIF Short-Term Corporate Portfolio        2.07%      3.94%         5.55%         N/A          5.07%      02/08/1999
Vanguard VIF Small Company Growth Portfolio       15.30%      7.31%         8.61%         N/A         13.25%      06/03/1996
Vanguard VIF Total Bond Market Index Portfolio     4.20%      5.49%         7.19%        7.38%            *       04/29/1991
Vanguard VIF Total Stock Market Index Portfolio   12.55%       N/A           N/A          N/A         20.29%      01/08/2003

----------

/1./ "N/A" indicates data is not available for the stated period.

/2./ "*" indicates SEC rules that require us to show return information for no more than 10 years.

     Vanguard VIF Money Market Portfolio Investment Option Yield and Effective Yield Calculations. We calculate the Vanguard VIF Money Market Portfolio Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the value of your single premium payment during the period.

     . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

     We do not include realized capital gains or losses and unrealized appreciation or depreciation of the investment option's division in the calculation. The Vanguard VIF Money Market Investment Portfolio Option's historical yield for the seven day period ended December 31, 2004 was 0.67%.

     We determine the Vanguard VIF Money Market Portfolio Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The Vanguard VIF Money Market Portfolio Investment Option's historical effective yield for the seven day period ended December 31, 2004 was 0.67%. Yield and effective yield do not reflect the deduction of any charges that we may impose when you redeem Annuity Units.

     The yield and effective yield calculations above do not reflect any Contract or Contract-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                               CONTRACT PROVISIONS

Variable Income Payments

     A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each Variable Annuity Income payment determined by our currently used rate factor and the Annuity Unit Values.

Annuity Unit Value

     The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Unit Value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit Value is being determined; and

     (b)  is the Assumed Investment Return for such Valuation Period.

     The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

     The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is equal to:

          (i) the net asset value per share of the underlying Fund held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     (b) is equal to:

          (i) the net asset value per share of the underlying Fund held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

     The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

     We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

     If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

     Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.14% to 0.46% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. These amounts will not be paid by the Funds or Contract owners.

     Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, AI Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an underlying Fund changes; or

     . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AI Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2004 of the Separate Account, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AI Life Financial Statements

     The balance sheets of AI Life at December 31, 2004 and 2003 (restated) and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

     You should consider the financial statements of AI Life that we include in this SAI primarily as bearing on the ability of AI Life to meet its obligations under the Contracts.

I.   Variable Account A 2004 Financial Statements                         Page
                                                                          ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm..................................................   VA A - 1
Statement of Net Assets as of December 31, 2004.....................   VA A - 2
Statement of Operations for the year ended December 31, 2004........   VA A - 4
Statement of Changes in Net Assets for the years ended December 31,
   2004 and 2003 (restated).........................................   VA A - 6
Notes to Financial Statements.......................................   VA A - 24

II.  AI Life 2004 Financial Statements                                    Page
                                                                          ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm..................................................     F - 2
Balance Sheets as of December 31, 2004 and 2003 (restated)..........     F - 3
Statements of Income for the years ended December 31, 2004, 2003
   (restated) and 2002 (restated)...................................     F - 5
Statements of Shareholder's Equity for the years ended December 31,
   2004, 2003 (restated) and 2002 (restated)........................     F - 6
Statements of Cash Flows for the years ended December 31, 2004, 2003
   (restated) and 2002 (restated)...................................     F - 7
Statements of Comprehensive Income for the years ended December 31,
   2004, 2003 (restated) and 2002 (restated)........................     F - 8
Notes to Financial Statements.......................................     F - 9

[LOGO OF AIG AMERICAN GENERAL]

                                                              Variable Account A
                                                                Variable Annuity







                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004












                       American International Life Assurance Company of New York
                          A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American International Life Assurance Company of New York and Contract Owners of American Life Assurance Company of New York Variable Account A

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account A (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Sub-accounts for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003, 2002 and 2001.

PRICEWATERHOUSECOOPERS LLP


April 29, 2005

                                    VA A - 1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS
December 31, 2004

                                                                                      Due from (to)
                                                                                        American
                                                                                    International Life
                                                                      Investment       Assurance
                                                                     securities -      Company of
Sub-accounts                                                        at fair value        New York          Net Assets
-----------------------------------------------------------------   -------------   ------------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                       $     319,574   $                -   $      319,574
AIM V.I. International Growth Fund - Series I                             174,024                   (8)         174,016
AllianceBernstein Americas Government Income Portfolio - Class A        4,197,393                    -        4,197,393
AllianceBernstein Global Bond Portfolio - Class A                       1,475,931                  (10)       1,475,921
AllianceBernstein Global Dollar Government Portfolio - Class A          2,555,792                    -        2,555,792
AllianceBernstein Growth and Income Portfolio - Class A                32,226,430                   (3)      32,226,427
AllianceBernstein Growth and Income Portfolio - Class B                10,741,346                    1       10,741,347
AllianceBernstein Growth Portfolio - Class A                           17,038,422                   (1)      17,038,421
AllianceBernstein Growth Portfolio - Class B                            3,231,063                    -        3,231,063
AllianceBernstein High Yield Portfolio - Class A                        3,186,053                   (7)       3,186,046
AllianceBernstein International Portfolio - Class A                     5,558,183                    -        5,558,183
AllianceBernstein International Value Portfolio - Class A               1,853,027                   (8)       1,853,019
AllianceBernstein Money Market Portfolio - Class A                      3,734,318                3,723        3,738,041
AllianceBernstein Money Market Portfolio - Class B                      3,090,981                2,454        3,093,435
AllianceBernstein Premier Growth Portfolio - Class A                   22,146,075                   (1)      22,146,074
AllianceBernstein Premier Growth Portfolio - Class B                    3,679,550                   (1)       3,679,549
AllianceBernstein Real Estate Investment Portfolio - Class A            4,751,841                  (10)       4,751,831
AllianceBernstein Small Cap Growth Portfolio - Class A                  5,932,758                    -        5,932,758
AllianceBernstein Small Cap Value Portfolio - Class A                   4,169,902                   (5)       4,169,897
AllianceBernstein Technology Portfolio - Class A                       12,517,820                    1       12,517,821
AllianceBernstein Technology Portfolio - Class B                        1,666,362                    -        1,666,362
AllianceBernstein Total Return Portfolio - Class A                     12,220,096                   (2)      12,220,094
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                     9,767,798                    -        9,767,798
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                       156,743                    -          156,743
AllianceBernstein Utility Income Portfolio - Class A                    4,096,017                   (2)       4,096,015
AllianceBernstein Value Portfolio - Class B                             4,688,616                   (3)       4,688,613
AllianceBernstein Worldwide Privatization Portfolio - Class A           4,960,728                   (4)       4,960,724
Delaware VIP Balanced Series - Standard class                             149,125                    -          149,125
Delaware VIP Capital Reserves Series - Standard class                     230,442                  277          230,719
Delaware VIP Cash Reserves Series - Standard class                        129,795                   58          129,853
Delaware VIP Growth Opportunities Series - Standard class                 622,841                    -          622,841
Delaware VIP High Yield Series - Standard class                            51,924                    -           51,924
Delaware VIP Value Series - Standard class                              1,608,953                    -        1,608,953
Dreyfus Stock Index Fund, Inc. - Initial shares                         1,672,892                    -        1,672,892
Dreyfus VIF Small Company Stock Portfolio - Initial shares                191,665                   (3)         191,662
Fidelity VIP Asset Manager Portfolio - Initial Class                      590,866                    -          590,866
Fidelity VIP Contrafund Portfolio - Initial Class                         680,482                   (4)         680,478
Fidelity VIP Growth Portfolio - Initial Class                           1,524,043                   (1)       1,524,042
Fidelity VIP High Income Portfolio - Initial Class                        114,747                    -          114,747
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              403,954                    -          403,954
Fidelity VIP Money Market Portfolio - Initial Class                     1,377,926                   (4)       1,377,922
Fidelity VIP Overseas Portfolio - Initial Class                            78,464                   (1)          78,463
Mercury HW International VIP Portfolio                                          -                    -                -
Merrill Lynch Basic Value V.I. Fund - Class I                              98,938                   (1)          98,937
Merrill Lynch Core Bond V.I. Fund - Class I                                71,304                    -           71,304
Merrill Lynch Developing Capital Markets V.I. Fund - Class I                    -                    -                -
Merrill Lynch Global Allocation V.I. Fund - Class I                        62,240                    -           62,240
Merrill Lynch Global Growth V.I. Fund - Class I                            14,366                    -           14,366

                                                                       Contract          Contract          Net assets
                                                                       owners -          owners -        attributable to
                                                                       annuity         accumulation      contract owner
Sub-accounts                                                           reserves          reserves            reserves
-----------------------------------------------------------------   -------------   ------------------   ---------------
AIM V.I. Capital Appreciation Fund - Series I                       $           -   $          319,574   $       319,574
AIM V.I. International Growth Fund - Series I                                   -              174,016           174,016
AllianceBernstein Americas Government Income Portfolio - Class A                -            4,197,393         4,197,393
AllianceBernstein Global Bond Portfolio - Class A                          13,261            1,462,660         1,475,921
AllianceBernstein Global Dollar Government Portfolio - Class A                  -            2,555,792         2,555,792
AllianceBernstein Growth and Income Portfolio - Class A                    19,218           32,207,209        32,226,427
AllianceBernstein Growth and Income Portfolio - Class B                    27,737           10,713,610        10,741,347
AllianceBernstein Growth Portfolio - Class A                                    -           17,038,421        17,038,421
AllianceBernstein Growth Portfolio - Class B                                    -            3,231,063         3,231,063
AllianceBernstein High Yield Portfolio - Class A                            6,095            3,179,951         3,186,046
AllianceBernstein International Portfolio - Class A                             -            5,558,183         5,558,183
AllianceBernstein International Value Portfolio - Class A                       -            1,853,019         1,853,019
AllianceBernstein Money Market Portfolio - Class A                              -            3,738,041         3,738,041
AllianceBernstein Money Market Portfolio - Class B                              -            3,093,435         3,093,435
AllianceBernstein Premier Growth Portfolio - Class A                       11,144           22,134,930        22,146,074
AllianceBernstein Premier Growth Portfolio - Class B                            -            3,679,549         3,679,549
AllianceBernstein Real Estate Investment Portfolio - Class A                5,060            4,746,771         4,751,831
AllianceBernstein Small Cap Growth Portfolio - Class A                      8,750            5,924,008         5,932,758
AllianceBernstein Small Cap Value Portfolio - Class A                           -            4,169,897         4,169,897
AllianceBernstein Technology Portfolio - Class A                                -           12,517,821        12,517,821
AllianceBernstein Technology Portfolio - Class B                                -            1,666,362         1,666,362
AllianceBernstein Total Return Portfolio - Class A                         36,730           12,183,364        12,220,094
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                        42,663            9,725,135         9,767,798
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                             -              156,743           156,743
AllianceBernstein Utility Income Portfolio - Class A                            -            4,096,015         4,096,015
AllianceBernstein Value Portfolio - Class B                                     -            4,688,613         4,688,613
AllianceBernstein Worldwide Privatization Portfolio - Class A               5,296            4,955,428         4,960,724
Delaware VIP Balanced Series - Standard class                                   -              149,125           149,125
Delaware VIP Capital Reserves Series - Standard class                           -              230,719           230,719
Delaware VIP Cash Reserves Series - Standard class                              -              129,853           129,853
Delaware VIP Growth Opportunities Series - Standard class                       -              622,841           622,841
Delaware VIP High Yield Series - Standard class                                 -               51,924            51,924
Delaware VIP Value Series - Standard class                                      -            1,608,953         1,608,953
Dreyfus Stock Index Fund, Inc. - Initial shares                                 -            1,672,892         1,672,892
Dreyfus VIF Small Company Stock Portfolio - Initial shares                      -              191,662           191,662
Fidelity VIP Asset Manager Portfolio - Initial Class                            -              590,866           590,866
Fidelity VIP Contrafund Portfolio - Initial Class                               -              680,478           680,478
Fidelity VIP Growth Portfolio - Initial Class                                   -            1,524,042         1,524,042
Fidelity VIP High Income Portfolio - Initial Class                              -              114,747           114,747
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    -              403,954           403,954
Fidelity VIP Money Market Portfolio - Initial Class                             -            1,377,922         1,377,922
Fidelity VIP Overseas Portfolio - Initial Class                                 -               78,463            78,463
Mercury HW International VIP Portfolio                                          -                    -                 -
Merrill Lynch Basic Value V.I. Fund - Class I                                   -               98,937            98,937
Merrill Lynch Core Bond V.I. Fund - Class I                                     -               71,304            71,304
Merrill Lynch Developing Capital Markets V.I. Fund - Class I                    -                    -                 -
Merrill Lynch Global Allocation V.I. Fund - Class I                             -               62,240            62,240
Merrill Lynch Global Growth V.I. Fund - Class I                                 -               14,366            14,366

                             See accompanying notes.

                                    VA A - 2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                                                                        Due from (to)
                                                                                           American
                                                                                      International Life
                                                                       Investment         Assurance
                                                                      securities -       Company of
Sub-accounts                                                         at fair value         New York          Net Assets
-----------------------------------------------------------------   ---------------   ------------------    ------------
Merrill Lynch High Current Income V.I. Fund - Class I               $        44,247   $                -    $     44,247
Merrill Lynch International Value V.I. Fund - Class I                        28,483                    5          28,488
Merrill Lynch Large Cap Core V.I. Fund - Class I                             19,516                   (1)         19,515
UBS U.S. Allocation Portfolio                                               196,868                    2         196,870
Van Eck Worldwide Emerging Markets Fund                                      68,467                   (1)         68,466
Van Eck Worldwide Hard Assets Fund                                           26,433                    1          26,434
Vanguard LifeStrategy Income Fund                                            50,151                    -          50,151
Vanguard VIF Balanced Portfolio                                             115,360                    -         115,360
Vanguard VIF Capital Growth Portfolio                                        26,761                    -          26,761
Vanguard VIF Diversified Value Portfolio                                     40,909                    -          40,909
Vanguard VIF Equity Income Portfolio                                         26,925                    -          26,925
Vanguard VIF Equity Index Portfolio                                          26,074                    -          26,074
Vanguard VIF Growth Portfolio                                                37,010                    -          37,010
Vanguard VIF High Yield Bond Portfolio                                       25,700                    -          25,700
Vanguard VIF International Portfolio                                         59,473                    -          59,473
Vanguard VIF Mid-Cap Index Portfolio                                         55,921                    -          55,921
Vanguard VIF Money Market Portfolio                                          11,500                    -          11,500
Vanguard VIF REIT Index Portfolio                                            68,951                    -          68,951
Vanguard VIF Short-Term Investment-Grade Portfolio                            5,550                    -           5,550
Vanguard VIF Small Company Growth Portfolio                                  65,236                    -          65,236
Vanguard VIF Total Bond Market Index Portfolio                               49,758                    -          49,758
Vanguard VIF Total Stock Market Index Portfolio                             178,524                    -         178,524

                                                                         Contract         Contract          Net assets
                                                                         owners -         owners -       attributable to
                                                                         annuity        accumulation      contract owner
Sub-accounts                                                             reserves         reserves           reserves
-----------------------------------------------------------------    ---------------   ---------------   ---------------
Merrill Lynch High Current Income V.I. Fund - Class I                $             -   $        44,247   $        44,247
Merrill Lynch International Value V.I. Fund - Class I                              -            28,488            28,488
Merrill Lynch Large Cap Core V.I. Fund - Class I                                   -            19,515            19,515
UBS U.S. Allocation Portfolio                                                      -           196,870           196,870
Van Eck Worldwide Emerging Markets Fund                                            -            68,466            68,466
Van Eck Worldwide Hard Assets Fund                                                 -            26,434            26,434
Vanguard LifeStrategy Income Fund                                             50,151                 -            50,151
Vanguard VIF Balanced Portfolio                                              115,360                 -           115,360
Vanguard VIF Capital Growth Portfolio                                         26,761                 -            26,761
Vanguard VIF Diversified Value Portfolio                                      40,909                 -            40,909
Vanguard VIF Equity Income Portfolio                                          26,925                 -            26,925
Vanguard VIF Equity Index Portfolio                                           26,074                 -            26,074
Vanguard VIF Growth Portfolio                                                 37,010                 -            37,010
Vanguard VIF High Yield Bond Portfolio                                        25,700                 -            25,700
Vanguard VIF International Portfolio                                          59,473                 -            59,473
Vanguard VIF Mid-Cap Index Portfolio                                          55,921                 -            55,921
Vanguard VIF Money Market Portfolio                                           11,500                 -            11,500
Vanguard VIF REIT Index Portfolio                                             68,951                 -            68,951
Vanguard VIF Short-Term Investment-Grade Portfolio                             5,550                 -             5,550
Vanguard VIF Small Company Growth Portfolio                                   65,236                 -            65,236
Vanguard VIF Total Bond Market Index Portfolio                                49,758                 -            49,758
Vanguard VIF Total Stock Market Index Portfolio                              178,524                 -           178,524

                             See accompanying notes.

                                    VA A - 3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004


                                                                         A              B                A+B=C
                                                                                   Mortality and
                                                                      Dividends      expense risk         Net
                                                                        from            and           investment
                                                                       mutual      administrative       income
Sub-accounts                                                           funds           charges          (loss)
----------------------------------------------------------------   -------------   --------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                      $           -   $       (4,555)  $       (4,555)
AIM V.I. International Growth Fund - Series I                              1,020           (2,399)          (1,379)
AllianceBernstein Americas Government Income Portfolio - Class A         243,404          (64,959)         178,445
AllianceBernstein Global Bond Portfolio - Class A                         91,447          (21,926)          69,521
AllianceBernstein Global Dollar Government Portfolio - Class A           243,709          (43,715)         199,994
AllianceBernstein Growth and Income Portfolio - Class A                  300,109         (459,634)        (159,525)
AllianceBernstein Growth and Income Portfolio - Class B                   63,203         (130,879)         (67,676)
AllianceBernstein Growth Portfolio - Class A                                   -         (238,417)        (238,417)
AllianceBernstein Growth Portfolio - Class B                                   -          (43,800)         (43,800)
AllianceBernstein High Yield Portfolio - Class A                         209,588          (45,197)         164,391
AllianceBernstein International Portfolio - Class A                       14,742          (73,974)         (59,232)
AllianceBernstein International Value Portfolio - Class A                  7,262          (19,824)         (12,562)
AllianceBernstein Money Market Portfolio - Class A                        31,021          (64,397)         (33,376)
AllianceBernstein Money Market Portfolio - Class B                        15,904          (50,546)         (34,642)
AllianceBernstein Premier Growth Portfolio - Class A                           -         (319,098)        (319,098)
AllianceBernstein Premier Growth Portfolio - Class B                           -          (52,216)         (52,216)
AllianceBernstein Real Estate Investment Portfolio - Class A              96,347          (58,126)          38,221
AllianceBernstein Small Cap Growth Portfolio - Class A                         -          (80,120)         (80,120)
AllianceBernstein Small Cap Value Portfolio - Class A                      7,397          (56,631)         (49,234)
AllianceBernstein Technology Portfolio - Class A                               -         (182,748)        (182,748)
AllianceBernstein Technology Portfolio - Class B                               -          (23,841)         (23,841)
AllianceBernstein Total Return Portfolio - Class A                       278,454         (177,008)         101,446
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                      303,812         (149,013)         154,799
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                        4,240           (2,360)           1,880
AllianceBernstein Utility Income Portfolio - Class A                      84,811          (54,264)          30,547
AllianceBernstein Value Portfolio - Class B                               40,239          (63,307)         (23,068)
AllianceBernstein Worldwide Privatization Portfolio - Class A             11,012          (62,163)         (51,151)
Delaware VIP Balanced Series - Standard class                              3,327           (1,914)           1,413
Delaware VIP Capital Reserves Series - Standard class                     10,177           (2,873)           7,304
Delaware VIP Cash Reserves Series - Standard class                         1,567           (2,753)          (1,186)
Delaware VIP Growth Opportunities Series - Standard class                      -           (7,123)          (7,123)
Delaware VIP High Yield Series - Standard class                            3,145             (641)           2,504
Delaware VIP Value Series - Standard class                                25,609          (19,369)           6,240
Dreyfus Stock Index Fund, Inc. - Initial shares                           29,563          (23,487)           6,076
Dreyfus VIF Small Company Stock Portfolio - Initial shares                     -           (3,056)          (3,056)
Fidelity VIP Asset Manager Portfolio - Initial Class                      22,363           (9,775)          12,588
Fidelity VIP Contrafund Portfolio - Initial Class                          2,539           (9,074)          (6,535)
Fidelity VIP Growth Portfolio - Initial Class                              4,921          (23,634)         (18,713)
Fidelity VIP High Income Portfolio - Initial Class                        19,082           (2,472)          16,610
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              22,484           (6,507)          15,977
Fidelity VIP Money Market Portfolio - Initial Class                       17,680          (20,795)          (3,115)
Fidelity VIP Overseas Portfolio - Initial Class                              816             (960)            (144)
Merrill Lynch Basic Value V.I. Fund - Class I                              1,060           (1,294)            (234)
Merrill Lynch Core Bond V.I. Fund - Class I                                2,539             (990)           1,549

                                                                         D                E                F            C+D+E+F
                                                                                                     Net change in      Increase
                                                                                                      unrealized     (decrease) in
                                                                   Net realized     Capital gain     appreciation      net assets
                                                                    gain (loss)    distributions    (depreciation)     resulting
                                                                        on          from mutual           of              from
Sub-accounts                                                        investments        funds         investments       operations
----------------------------------------------------------------  --------------   --------------   --------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                     $     (45,715)   $            -   $       64,041   $       13,771
AIM V.I. International Growth Fund - Series I                            (11,405)               -           47,312           34,528
AllianceBernstein Americas Government Income Portfolio - Class A          68,521                -          (83,627)         163,339
AllianceBernstein Global Bond Portfolio - Class A                         39,745           32,018          (28,065)         113,219
AllianceBernstein Global Dollar Government Portfolio - Class A           381,123                -         (370,539)         210,578
AllianceBernstein Growth and Income Portfolio - Class A                  186,193                -        2,976,865        3,003,533
AllianceBernstein Growth and Income Portfolio - Class B                  (71,018)               -        1,077,679          938,985
AllianceBernstein Growth Portfolio - Class A                          (1,272,664)               -        3,573,828        2,062,747
AllianceBernstein Growth Portfolio - Class B                             (67,013)               -          483,816          373,003
AllianceBernstein High Yield Portfolio - Class A                          18,455                -           13,719          196,565
AllianceBernstein International Portfolio - Class A                      384,994                -          448,980          774,742
AllianceBernstein International Value Portfolio - Class A                119,299            3,001          220,468          330,206
AllianceBernstein Money Market Portfolio - Class A                             -                -                -          (33,376)
AllianceBernstein Money Market Portfolio - Class B                             -                -                -          (34,642)
AllianceBernstein Premier Growth Portfolio - Class A                  (2,373,682)               -        4,151,362        1,458,582
AllianceBernstein Premier Growth Portfolio - Class B                     135,664                -          150,472          233,920
AllianceBernstein Real Estate Investment Portfolio - Class A             404,479                -          806,932        1,249,632
AllianceBernstein Small Cap Growth Portfolio - Class A                  (181,160)               -          927,250          665,970
AllianceBernstein Small Cap Value Portfolio - Class A                    206,701           95,110          402,655          655,232
AllianceBernstein Technology Portfolio - Class A                      (3,332,345)               -        3,890,337          375,244
AllianceBernstein Technology Portfolio - Class B                        (152,062)               -          223,147           47,244
AllianceBernstein Total Return Portfolio - Class A                        49,946                -          753,674          905,066
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class A                                                      102,461          305,510         (316,671)         246,099
AllianceBernstein U.S. Government/High Grade Securities
Portfolio - Class B                                                        1,673            4,543           (5,213)           2,883
AllianceBernstein Utility Income Portfolio - Class A                    (186,225)               -          964,949          809,271
AllianceBernstein Value Portfolio - Class B                              132,888                -          393,505          503,325
AllianceBernstein Worldwide Privatization Portfolio - Class A            (10,061)               -          975,231          914,019
Delaware VIP Balanced Series - Standard class                             (7,330)               -           12,531            6,614
Delaware VIP Capital Reserves Series - Standard class                        296                -           (2,133)           5,467
Delaware VIP Cash Reserves Series - Standard class                             -                -                -           (1,186)
Delaware VIP Growth Opportunities Series - Standard class                (13,130)               -           83,457           63,204
Delaware VIP High Yield Series - Standard class                           (3,517)               -            7,186            6,173
Delaware VIP Value Series - Standard class                                 3,504                -          182,677          192,421
Dreyfus Stock Index Fund, Inc. - Initial shares                          (48,159)               -          186,547          144,464
Dreyfus VIF Small Company Stock Portfolio - Initial shares                19,778           11,445            4,271           32,438
Fidelity VIP Asset Manager Portfolio - Initial Class                     (42,291)               -           51,324           21,621
Fidelity VIP Contrafund Portfolio - Initial Class                         (8,932)               -          100,708           85,241
Fidelity VIP Growth Portfolio - Initial Class                           (228,505)               -          270,809           23,591
Fidelity VIP High Income Portfolio - Initial Class                       (88,638)               -           81,670            9,642
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              12,149           16,173          (31,367)          12,932
Fidelity VIP Money Market Portfolio - Initial Class                            -                -                -           (3,115)
Fidelity VIP Overseas Portfolio - Initial Class                           (1,949)               -           10,219            8,126
Merrill Lynch Basic Value V.I. Fund - Class I                                134              149            8,564            8,613
Merrill Lynch Core Bond V.I. Fund - Class I                                  219                -              369            2,137

                            See accompanying notes.

                                    VA A - 4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2004

                                                                A                B              A+B=C
                                                                           Mortality and
                                                             Dividends      expense risk         Net
                                                               from             and           investment
                                                              mutual       administrative       income
Sub-accounts                                                  funds           charges           (loss)
-------------------------------------------------------   --------------   --------------   --------------
Merrill Lynch Global Allocation V.I. Fund - Class I       $        1,803   $         (797)  $        1,006
Merrill Lynch Global Growth V.I. Fund - Class I                      213             (179)              34
Merrill Lynch High Current Income V.I. Fund - Class I              3,229             (584)           2,645
Merrill Lynch International Value V.I. Fund - Class I                635             (346)             289
Merrill Lynch Large Cap Core V.I. Fund - Class I                     157             (246)             (89)
UBS U.S. Allocation Portfolio                                      1,845           (2,699)            (854)
Van Eck Worldwide Emerging Markets Fund                              316             (804)            (488)
Van Eck Worldwide Hard Assets Fund                                    61             (239)            (178)
Vanguard LifeStrategy Income Fund                                    550               (2)             548
Vanguard VIF Balanced Portfolio                                        -             (226)            (226)
Vanguard VIF Capital Growth Portfolio                                  -              (93)             (93)
Vanguard VIF Diversified Value Portfolio                               -             (133)            (133)
Vanguard VIF Equity Income Portfolio                                   -              (94)             (94)
Vanguard VIF Equity Index Portfolio                                    -              (92)             (92)
Vanguard VIF Growth Portfolio                                          -             (124)            (124)
Vanguard VIF High Yield Bond Portfolio                                 -              (94)             (94)
Vanguard VIF International Portfolio                                   -             (194)            (194)
Vanguard VIF Mid-Cap Index Portfolio                                   -             (187)            (187)
Vanguard VIF Money Market Portfolio                                  417             (194)             223
Vanguard VIF REIT Index Portfolio                                      -             (218)            (218)
Vanguard VIF Short-Term Investment-Grade Portfolio                     -              (12)             (12)
Vanguard VIF Small Company Growth Portfolio                            -             (213)            (213)
Vanguard VIF Total Bond Market Index Portfolio                         -             (186)            (186)
Vanguard VIF Total Stock Market Index Portfolio                        -             (428)            (428)

                                                                 D                E               F             C+D+E+F
                                                                                             Net change in      Increase
                                                                                              unrealized     (decrease) in
                                                           Net realized     Capital gain     appreciation      net assets
                                                            gain (loss)    distributions    (depreciasion)     resulting
                                                                on           from mutual         of               from
Sub-accounts                                               investments         funds          investments      operations
-------------------------------------------------------   --------------   --------------   --------------   --------------
Merrill Lynch Global Allocation V.I. Fund - Class I       $         (116)  $            -   $        6,175   $        7,065
Merrill Lynch Global Growth V.I. Fund - Class I                      (64)               -            1,754            1,724
Merrill Lynch High Current Income V.I. Fund - Class I               (123)               -            1,604            4,126
Merrill Lynch International Value V.I. Fund - Class I                 47                -            4,579            4,915
Merrill Lynch Large Cap Core V.I. Fund - Class I                     (76)               -            2,738            2,573
UBS U.S. Allocation Portfolio                                     (5,911)               -           23,130           16,365
Van Eck Worldwide Emerging Markets Fund                              250                -           13,535           13,297
Van Eck Worldwide Hard Assets Fund                                    63                -            3,743            3,628
Vanguard LifeStrategy Income Fund                                      -                -             (439)             109
Vanguard VIF Balanced Portfolio                                       75                -            5,960            5,809
Vanguard VIF Capital Growth Portfolio                                 26                -            2,771            2,704
Vanguard VIF Diversified Value Portfolio                              94                -            5,526            5,487
Vanguard VIF Equity Income Portfolio                                  44                -            2,935            2,885
Vanguard VIF Equity Index Portfolio                                   10                -            2,082            2,000
Vanguard VIF Growth Portfolio                                        (69)               -            1,630            1,437
Vanguard VIF High Yield Bond Portfolio                                37                -            1,710            1,653
Vanguard VIF International Portfolio                                   9                -            7,391            7,206
Vanguard VIF Mid-Cap Index Portfolio                                  55                -            7,939            7,807
Vanguard VIF Money Market Portfolio                                    -                -                -              223
Vanguard VIF REIT Index Portfolio                                    477                -           16,845           17,104
Vanguard VIF Short-Term Investment-Grade Portfolio                     3                -               73               64
Vanguard VIF Small Company Growth Portfolio                         (141)               -            5,879            5,525
Vanguard VIF Total Bond Market Index Portfolio                        45                -            1,777            1,636
Vanguard VIF Total Stock Market Index Portfolio                      136                -           21,311           21,019

                            See accompanying notes.

                                    VA A - 5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                                                            AllianceBernstein
                                                                            AIM V.I.            Americas
                                                  AIM V.I. Capital       International         Government        AllianceBernstein
                                                    Appreciation         Growth Fund -     Income Portfolio -       Global Bond
                                                   Fund - Series I          Series I            Class A         Portfolio - Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $            (4,555) $            (1,379) $           178,445  $            69,521
  Net realized gain (loss) on investments                    (45,715)             (11,405)              68,521               39,745
  Capital gain distributions from mutual funds                     -                    -                    -               32,018
  Net change in unrealized appreciation
  (depreciation) of investments                               64,041               47,312              (83,627)             (28,065)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                              13,771               34,528              163,339              113,219
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   5,761                3,135               27,243               51,152
  Administrative charges                                        (455)                (335)              (4,239)              (1,499)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                          (6,426)             (31,456)            (387,694)            (396,540)
  Contract withdrawals                                       (78,647)              (5,410)            (874,705)            (280,295)
  Surrender charges                                             (300)                (230)             (16,173)              (3,657)
  Death benefits                                                   -                    -              (86,993)             (10,490)
  Annuity payments                                                 -                    -                    -               (1,148)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                 (80,067)             (34,296)          (1,342,561)            (642,477)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (66,296)                 232           (1,179,222)            (529,258)

NET ASSETS:
  Beginning of year                                          385,870              173,784            5,376,615            2,005,179
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           319,574  $           174,016  $         4,197,393  $         1,475,921
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $            (4,780) $            (1,126) $           180,393  $            95,035
  Net realized gain (loss) on investments                    (13,784)              (5,637)              59,786              150,990
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
  (depreciation) of investments                              102,131               42,184               95,909              (24,800)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                              83,567               35,421              336,088              221,225
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   9,272                5,210              289,415               53,183
  Administrative charges                                        (469)                (359)              (4,994)              (2,316)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                          (2,190)              15,891               68,227              874,936
  Contract withdrawals                                       (11,220)              (7,503)          (1,171,686)            (748,557)
  Surrender charges                                             (309)                (330)              (5,602)             (11,982)
  Death benefits                                                   -                    -              (66,960)              (6,803)
  Annuity payments                                                 -                    -                    -               (1,123)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                  (4,916)              12,909             (891,600)             157,338
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       78,651               48,330             (555,512)             378,563
NET ASSETS:
  Beginning of year                                          307,219              125,454            5,932,127            1,626,616
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           385,870  $           173,784  $         5,376,615  $         2,005,179
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                  AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                    Global Dollar         Growth and           Growth and        AllianceBernstein
                                                     Government       Income Portfolio -   Income Portfolio -   Growth Portfolio -
                                                 Portfolio - Class A        Class A              Class B             Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $           199,994  $          (159,525) $           (67,676) $          (238,417)
  Net realized gain (loss) on investments                    381,123              186,193              (71,018)          (1,272,664)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                            (370,539)           2,976,865            1,077,679            3,573,828
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 operations                                                  210,578            3,003,533              938,985            2,062,747
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                  21,300                8,034            2,138,227                8,570
  Administrative charges                                      (3,865)             (25,026)             (12,616)             (14,181)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                        (116,900)             307,141              458,620              (41,397)
  Contract withdrawals                                    (1,049,060)          (5,343,119)          (1,023,439)          (1,863,885)
  Surrender charges                                          (12,612)             (55,937)             (25,486)             (10,077)
  Death benefits                                             (23,983)            (556,623)            (171,806)            (302,030)
  Annuity payments                                                 -              (32,983)              (3,974)                (375)
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 principal transactions                                   (1,185,120)          (5,698,513)           1,359,526           (2,223,375)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (974,542)          (2,694,980)           2,298,511             (160,628)

NET ASSETS:
  Beginning of year                                        3,530,334           34,921,407            8,442,836           17,199,049
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         2,555,792  $        32,226,427  $        10,741,347  $        17,038,421
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $            96,624  $          (108,286) $           (39,388) $          (219,574)
  Net realized gain (loss) on investments                    183,128           (1,248,607)            (163,863)          (2,109,059)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                             432,772           10,107,340            2,034,160            6,821,863
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 operations                                                  712,524            8,750,447            1,830,909            4,493,230
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   3,455              (26,010)             369,797                7,829
  Administrative charges                                      (3,115)             (26,329)             (10,558)             (15,255)
  Net transfers from (to) other Sub-accounts or
  fixed rate option                                        1,553,650             (267,346)             987,342              142,897
  Contract withdrawals                                      (733,317)          (4,829,042)            (199,673)          (1,965,852)
  Surrender charges                                          (16,846)             (48,170)              (5,946)             (10,259)
  Death benefits                                             (86,524)            (525,692)             (66,200)            (110,275)
  Annuity payments                                                 -              (29,984)              (3,867)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting from
 principal transactions                                      717,303           (5,752,573)           1,070,895           (1,950,915)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,429,827            2,997,874            2,901,804            2,542,315

NET ASSETS:
  Beginning of year                                        2,100,507           31,923,533            5,541,032           14,656,734
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         3,530,334  $        34,921,407  $         8,442,836  $        17,199,049
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Sub-accounts
                                                -----------------------------------------------------------------------------------
                                                 AllianceBernstein     AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                 Growth Portfolio -  High Yield Portfolio     International     International Value
                                                      Class B              - Class A       Portfolio - Class A  Portfolio - Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                  $           (43,800) $            164,391  $           (59,232) $           (12,562)
  Net realized gain (loss) on investments                   (67,013)               18,455              384,994              119,299
  Capital gain distributions from mutual funds                     -                     -                    -                3,001
  Net change in unrealized appreciation
   (depreciation) of investments                            483,816                13,719              448,980              220,468
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                            373,003               196,565              774,742              330,206
                                                -------------------  --------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                105,584                60,853               98,216              114,679
  Administrative charges                                     (4,958)               (3,860)              (4,923)              (1,802)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                         11,803              (270,240)             160,733              196,622
  Contract withdrawals                                     (129,084)             (350,501)            (562,498)             (93,307)
  Surrender charges                                          (2,227)               (9,632)              (2,463)              (3,148)
  Death benefits                                            (74,131)              (51,600)             (26,303)             (19,717)
  Annuity payments                                                -                  (604)                   -                    -
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (93,013)             (625,584)            (337,238)             193,327
                                                -------------------  --------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     279,990              (429,019)             437,504              523,533

NET ASSETS:
  Beginning of year                                       2,951,073             3,615,065            5,120,679            1,329,486
                                                -------------------  --------------------  -------------------  -------------------
  End of year                                   $         3,231,063  $          3,186,046  $         5,558,183  $         1,853,019
                                                -------------------  --------------------  -------------------  -------------------
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                  $           (32,896) $            106,721  $           (54,931) $           (10,826)
  Net realized gain (loss) on investments                  (117,315)              (85,645)              58,670              177,276
  Capital gain distributions from mutual funds                    -                     -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                            823,367               510,038            1,176,037              227,902
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                            673,156               531,114            1,179,776              394,352
                                                -------------------  --------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                261,080               135,864              109,635               98,499
  Administrative charges                                     (3,998)               (3,758)              (4,442)              (1,214)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                        366,445               782,932              209,398              166,913
  Contract withdrawals                                     (140,031)             (258,186)            (553,003)             (27,611)
  Surrender charges                                          (4,005)               (6,680)              (6,557)                (922)
  Death benefits                                              7,185               (14,472)              (1,758)              (4,059)
  Annuity payments                                                -                  (575)                   -                    -
                                                -------------------  --------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                486,676               635,125             (246,727)             231,606
                                                -------------------  --------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,159,832             1,166,239              933,049              625,958

NET ASSETS:
  Beginning of year                                       1,791,241             2,448,826            4,187,630              703,528
                                                -------------------  --------------------  -------------------  -------------------
  End of year                                   $         2,951,073  $          3,615,065  $         5,120,679  $         1,329,486
                                                ===================  ====================  ===================  ===================

                             See accompanying notes.

                                    VA A - 8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                   Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                  AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                     Money Market        Money Market         Premier Growth       Premier Growth
                                                 Portfolio - Class A  Portfolio - Class B  Portfolio - Class A  Portfolio - Class B
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $           (33,376) $           (34,642) $          (319,098) $           (52,216)
  Net realized gain (loss) on investments                          -                    -           (2,373,682)             135,664
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                                   -                    -            4,151,362              150,472
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             (33,376)             (34,642)           1,458,582              233,920
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   1,400              549,826               16,112              126,113
  Administrative charges                                      (3,534)              (3,954)             (20,962)              (6,276)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                        (206,042)             956,887             (595,702)            (196,032)
  Contract withdrawals                                    (1,596,725)          (1,848,567)          (3,284,280)            (228,951)
  Surrender charges                                          (20,110)             (93,387)             (33,919)             (10,298)
  Death benefits                                             (68,508)            (564,392)            (346,448)            (109,422)
  Annuity payments                                                 -                    -               (1,083)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                              (1,893,519)          (1,003,587)          (4,266,282)            (424,866)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (1,926,895)          (1,038,229)          (2,807,700)            (190,946)

NET ASSETS:
  Beginning of year                                        5,664,936            4,131,664           24,953,774            3,870,495
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         3,738,041  $         3,093,435  $        22,146,074  $         3,679,549
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $           (59,457) $           (60,415) $          (336,324) $           (47,741)
  Net realized gain (loss) on investments                          -                    -           (2,920,479)              24,114
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                                   -                    -            8,049,101              690,401
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             (59,457)             (60,415)           4,792,298              666,774
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   4,737            1,277,075               (5,895)             140,620
  Administrative charges                                      (5,958)              (6,186)             (22,585)              (5,697)
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                         415,018             (356,352)            (666,363)             197,171
  Contract withdrawals                                    (4,404,109)          (1,300,061)          (2,628,177)            (108,984)
  Surrender charges                                          (26,476)              (1,783)             (31,625)              (3,162)
  Death benefits                                             (74,180)                   -             (173,996)             (32,116)
  Annuity payments                                                 -                    -               (1,028)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                              (4,090,968)            (387,307)          (3,529,669)             187,832
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (4,150,425)            (447,722)           1,262,629              854,606

NET ASSETS:
  Beginning of year                                        9,815,361            4,579,386           23,691,145            3,015,889
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         5,664,936  $         4,131,664  $        24,953,774  $         3,870,495
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Sub-accounts
                                                -----------------------------------------------------------------------------------
                                                 AllianceBernstein
                                                    Real Estate       AllianceBernstein    AllianceBernstein     AllianceBernstein
                                                    Investment        Small Cap Growth      Small Cap Value         Technology
                                                Portfolio - Class A  Portfolio - Class A  Portfolio - Class A   Portfolio - Class A
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                  $            38,221  $           (80,120) $           (49,234)  $          (182,748)
  Net realized gain (loss) on investments                   404,479             (181,160)             206,701            (3,332,345)
  Capital gain distributions from mutual funds                    -                    -               95,110                     -
  Net change in unrealized appreciation
   (depreciation) of investments                            806,932              927,250              402,655             3,890,337
Increase (decrease) in net assets resulting
 from operations                                          1,249,632              665,970              655,232               375,244

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 76,303               43,344              189,162                25,617
  Administrative charges                                     (5,482)              (4,610)              (4,553)              (13,748)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                     362,241              402,514              (99,599)             (310,593)
  Contract withdrawals                                     (584,547)            (858,468)            (326,315)           (2,083,400)
  Surrender charges                                          (6,272)              (6,538)              (7,526)              (27,475)
  Death benefits                                            (42,369)            (137,257)            (135,470)             (132,922)
  Annuity payments                                             (315)                (908)                   -                (5,659)
                                                -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                               (200,441)            (561,923)            (384,301)           (2,548,180)
                                                -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,049,191              104,047              270,931            (2,172,936)

NET ASSETS:
  Beginning of year                                       3,702,640            5,828,711            3,898,966            14,690,757
                                                -------------------  -------------------  -------------------   -------------------
  End of year                                   $         4,751,831  $         5,932,758  $         4,169,897   $        12,517,821
                                                ===================  ===================  ===================   ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                  $            41,978  $           (68,107) $           (23,252)+ $          (186,288)
  Net realized gain (loss) on investments                   165,810             (373,642)             (54,348)           (3,471,665)
  Capital gain distributions from mutual funds                    -                    -             39,279 +                     -
  Net change in unrealized appreciation
   (depreciation) of investments                            843,804            2,345,173            1,001,006             8,327,719
                                                -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from operations                                          1,051,592            1,903,424              962,685             4,669,766
                                                -------------------  -------------------  -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 65,946               63,812              115,305                 9,497
  Administrative charges                                     (3,628)              (4,234)              (3,774)              (14,223)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                      49,215              149,945              610,252              (293,580)
  Contract withdrawals                                     (456,651)            (496,875)            (201,800)           (1,338,312)
  Surrender charges                                          (7,307)              (9,186)             (11,182)              (20,995)
  Death benefits                                             49,283              (31,818)             (26,671)             (159,018)
  Annuity payments                                             (251)                (758)                   -                (5,583)
                                                -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                               (303,393)            (329,114)             482,130            (1,822,214)
                                                -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     748,199            1,574,310            1,444,815             2,847,552

NET ASSETS:
  Beginning of year                                       2,954,441            4,254,401            2,454,151            11,843,205
                                                -------------------  -------------------  -------------------   -------------------
  End of year                                   $         3,702,640  $         5,828,711  $         3,898,966   $        14,690,757
                                                ===================  ===================  ===================   ===================

                             See accompanying notes.

                                    VA A - 10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                Sub-accounts
                                               -----------------------------------------------------------------------------------
                                                                                          AllianceBernstein     AllianceBernstein
                                                                                               U.S.                   U.S.
                                                AllianceBernstein    AllianceBernstein     Government/High       Government/High
                                                   Technology          Total Return       Grade Securities      Grade Securities
                                               Portfolio - Class B  Portfolio - Class A  Portfolio - Class A   Portfolio - Class B
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                 $           (23,841) $           101,446  $           154,799   $             1,880
  Net realized gain (loss) on investments                 (152,062)              49,946              102,461                 1,673
  Capital gain distributions from mutual funds                   -                    -              305,510                 4,543
  Net change in unrealized appreciation
   (depreciation) of investments                           223,147              753,674             (316,671)               (5,213)
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from operations                                            47,244              905,066              246,099                 2,883
                                               -------------------  -------------------  -------------------   -------------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                62,779               63,968               98,637                     -
  Administrative charges                                    (2,860)             (11,266)             (10,320)                  (76)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                   (120,168)             848,845             (354,824)                1,549
  Contract withdrawals                                    (109,610)          (2,537,602)          (1,794,036)              (29,939)
  Surrender charges                                         (3,507)             (43,587)             (18,090)                 (821)
  Death benefits                                           (58,919)            (140,126)             (85,974)                    -
  Annuity payments                                               -               (7,097)              (6,274)                    -
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                              (232,285)          (1,826,865)          (2,170,881)              (29,287)
                                               -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (185,041)            (921,799)          (1,924,782)              (26,404)

NET ASSETS:
  Beginning of year                                      1,851,403           13,141,893           11,692,580               183,147
                                               -------------------  -------------------  -------------------   -------------------
  End of year                                  $         1,666,362  $        12,220,094  $         9,767,798   $           156,743
                                               ===================  ===================  ===================   ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                 $           (22,282) $           155,745  $           233,253 + $             3,163 +
  Net realized gain (loss) on investments                 (151,065)            (308,077)             475,526                 1,948
  Capital gain distributions from mutual funds                   -                    -              115,141 +               1,702 +
  Net change in unrealized appreciation
   (depreciation) of investments                           721,264            2,137,321             (474,839)               (2,863)
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from operations                                           547,917            1,984,989              349,081                 3,950
                                               -------------------  -------------------  -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                80,115              194,266              865,945                     -
  Administrative charges                                    (2,693)             (11,192)             (14,110)                 (105)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                     52,419              353,155           (2,163,406)              (29,933)
  Contract withdrawals                                     (64,751)            (952,764)          (3,162,104)               (9,163)
  Surrender charges                                           (735)              (8,733)             (79,021)                    -
  Death benefits                                               350             (129,594)            (670,653)                    -
  Annuity payments                                               -               (6,732)              (6,453)                    -
                                               -------------------  -------------------  -------------------   -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                64,705             (561,594)          (5,229,802)              (39,201)
                                               -------------------  -------------------  -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    612,622            1,423,395           (4,880,721)              (35,251)

NET ASSETS:
  Beginning of year                                      1,238,781           11,718,498           16,573,301               218,398
                                               -------------------  -------------------  -------------------   -------------------
  End of year                                  $         1,851,403  $        13,141,893  $        11,692,580   $           183,147
                                               ===================  ===================  ===================   ===================

                             See accompanying notes.

                                    VA A - 11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                                                           AllianceBernstein
                                                  AllianceBernstein   AllianceBernstein         Worldwide          Delaware VIP
                                                   Utility Income     Value Portfolio -       Privatization      Balanced Series -
                                                 Portfolio - Class A       Class B         Portfolio - Class A    Standard class
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $            30,547  $           (23,068) $           (51,151) $             1,413
  Net realized gain (loss) on investments                   (186,225)             132,888              (10,061)              (7,330)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                             964,949              393,505              975,231               12,531
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             809,271              503,325              914,019                6,614
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                  58,348              235,173               29,930                    -
  Administrative charges                                      (3,580)              (6,343)              (4,503)                (159)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                      337,550               62,669              391,237                   10
  Contract withdrawals                                      (634,760)            (356,008)            (676,641)             (19,698)
  Surrender charges                                           (3,385)              (7,197)              (8,172)                   -
  Death benefits                                             (76,918)            (137,601)             (77,774)                   -
  Annuity payments                                                 -                    -                 (342)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (322,745)            (209,307)            (346,265)             (19,847)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      486,526              294,018              567,754              (13,233)

NET ASSETS:
  Beginning of year                                        3,609,489            4,394,595            4,392,970              162,358
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         4,096,015  $         4,688,613  $         4,960,724  $           149,125
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $            59,934  $           (22,401) $            (9,050) $             4,406
  Net realized gain (loss) on investments                   (287,810)             (75,329)            (357,096)             (37,281)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                             791,609              910,636            1,681,533               60,643
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                             563,733              812,906            1,315,387               27,768
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                  78,985              257,288               10,288                    -
  Administrative charges                                      (3,193)              (5,071)              (3,647)                (227)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                      174,727              726,414               36,366                   (2)
  Contract withdrawals                                      (455,071)            (132,748)            (540,451)             (71,695)
  Surrender charges                                           (8,172)              (3,644)              (6,727)                   -
  Death benefits                                               9,486              (13,056)             (30,611)                   -
  Annuity payments                                                 -                    -                 (270)                   -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (203,238)             829,183             (535,052)             (71,924)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      360,495            1,642,089              780,335              (44,156)

NET ASSETS:
  Beginning of year                                        3,248,994            2,752,506            3,612,635              206,514
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $         3,609,489  $         4,394,595  $         4,392,970  $           162,358
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                   Sub-accounts
                                                 ----------------------------------------------------------------------------------
                                                                                              Delaware VIP
                                                    Delaware VIP                                 Growth
                                                  Capital Reserves     Delaware VIP Cash      Opportunities      Delaware VIP High
                                                  Series - Standard    Reserves Series -    Series - Standard      Yield Series -
                                                        class            Standard class           class            Standard class
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                   $             7,304  $            (1,186) $            (7,123) $             2,504
  Net realized gain (loss) on investments                        296                    -              (13,130)              (3,517)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                              (2,133)                   -               83,457                7,186
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                               5,467               (1,186)              63,204                6,173
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                       -                    -                    -                    -
  Administrative charges                                        (106)                (125)                (570)                 (73)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                           (5)                   7                  (10)                  (2)
  Contract withdrawals                                        (3,287)            (453,329)             (54,704)              (6,145)
  Surrender charges                                                -                    -                    -                    -
  Death benefits                                                   -                    -                    -                    -
  Annuity payments                                                 -                    -                    -                    -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                  (3,398)            (453,447)             (55,284)              (6,220)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        2,069             (454,633)               7,920                  (47)

NET ASSETS:
  Beginning of year                                          228,650              584,486              614,921               51,971
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           230,719  $           129,853  $           622,841  $            51,924
                                                 ===================  ===================  ===================  ===================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                   $             8,140  $            (2,901) $            (7,589) $             5,205
  Net realized gain (loss) on investments                      9,508                    -             (127,661)             (29,233)
  Capital gain distributions from mutual funds                     -                    -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                              (5,904)                   -              335,616               42,081
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from operations                                              11,744               (2,901)             200,366               18,053
                                                 -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                       -                    -                    -                    -
  Administrative charges                                        (110)                (148)                (665)                 (85)
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                     (132,697)             411,108             (138,922)                  (1)
  Contract withdrawals                                       (16,100)                   -              (92,314)             (46,212)
  Surrender charges                                                -                    -                    -                    -
  Death benefits                                                   -                    -                    -                    -
  Annuity payments                                                 -                    -                    -                    -
                                                 -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets resulting
 from principal transactions                                (148,907)             410,960             (231,901)             (46,298)
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (137,163)             408,059              (31,535)             (28,245)

NET ASSETS:
  Beginning of year                                          365,813              176,427              646,456               80,216
                                                 -------------------  -------------------  -------------------  -------------------
  End of year                                    $           228,650  $           584,486  $           614,921  $            51,971
                                                 ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Sub-accounts
                                              --------------------------------------------------------------------------------
                                                                                       Dreyfus VIF Small
                                                 Delaware VIP       Dreyfus Stock        Company Stock      Fidelity VIP Asset
                                                Value Series -    Index Fund, Inc. -  Portfolio - Initial  Manager Portfolio -
                                                Standard class      Initial shares         shares             Initial Class
                                              ------------------  ------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                $            6,240  $            6,076  $            (3,056) $            12,588
  Net realized gain (loss) on
   investments                                             3,504             (48,159)              19,778              (42,291)
  Capital gain distributions from
   mutual funds                                                -                   -               11,445                    -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                           182,677             186,547                4,271               51,324
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from operations                               192,421             144,464               32,438               21,621
                                              ------------------  ------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   -               2,881                2,821                    -
  Administrative charges                                    (947)             (1,645)                (132)                (526)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                            8             (77,920)             (45,459)              28,675
  Contract withdrawals                                  (209,903)           (253,581)             (47,033)            (241,394)
  Surrender charges                                            -                (980)                   -               (7,879)
  Death benefits                                               -              (2,847)              (1,054)              (1,273)
  Annuity payments                                             -                   -                    -                    -
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                  (210,842)           (334,092)             (90,857)            (222,397)
                                              ------------------  ------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (18,421)           (189,628)             (58,419)            (200,776)

NET ASSETS:
  Beginning of year                                    1,627,374           1,862,520              250,081              791,642
                                              ------------------  ------------------  -------------------  -------------------
  End of year                                 $        1,608,953  $        1,672,892  $           191,662  $           590,866
                                              ==================  ==================  ===================  ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                $           19,966  $            1,255  $            (2,722) $            17,234
  Net realized gain (loss) on investments               (118,316)            (92,633)              (3,523)             (27,484)
  Capital gain distributions from mutual
   funds                                                       -                   -                    -                    -
  Net change in unrealized appreciation
   (depreciation) of investments                         571,749             499,070               77,836              121,780
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from operations                               473,399             407,692               71,591              111,530
                                              ------------------  ------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   -               7,212                2,700                    -
  Administrative charges                                  (1,225)             (1,789)                (198)                (537)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                     (139,493)             55,242               15,144                4,024
  Contract withdrawals                                  (950,174)           (232,375)             (22,850)             (71,448)
  Surrender charges                                            -                (679)                (403)                (454)
  Death benefits                                               -             (25,583)             (11,018)                   -
  Annuity payments                                             -                   -                    -                    -
                                              ------------------  ------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (1,090,892)           (197,972)             (16,625)             (68,415)
                                              ------------------  ------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                                  (617,493)            209,720               54,966               43,115

NET ASSETS:
  Beginning of year                                    2,244,867           1,652,800              195,115              748,527
                                              ------------------  ------------------  -------------------  -------------------
  End of year                                 $        1,627,374  $        1,862,520  $           250,081  $           791,642
                                              ==================  ==================  ===================  ===================

                             See accompanying notes.

                                    VA A - 14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                             Sub-accounts
                                           ----------------------------------------------------------------------------------
                                               Fidelity VIP                                                   Fidelity VIP
                                                Contrafund         Fidelity VIP       Fidelity VIP High    Investment Grade
                                           Portfolio - Initial   Growth Portfolio -   Income Portfolio -   Bond Portfolio -
                                                  Class            Initial Class        Initial Class        Initial Class
                                           -------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $            (6,535) $           (18,713) $            16,610  $            15,977
  Net realized gain (loss) on
   investments                                          (8,932)            (228,505)             (88,638)              12,149
  Capital gain distributions
   from mutual funds                                         -                    -                    -               16,173
  Net change in unrealized
   appreciation (depreciation) of
   investments                                         100,708              270,809               81,670              (31,367)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from operations                              85,241               23,591                9,642               12,932
                                           -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                            11,686               13,831                2,760                1,800
  Administrative charges                                  (944)              (1,914)                (141)                (410)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                      1,762              (68,189)                (209)             (78,517)
  Contract withdrawals                                (161,161)            (410,223)            (127,795)            (110,969)
  Surrender charges                                       (493)              (5,922)              (2,411)              (3,936)
  Death benefits                                             -                    -               (1,308)              (2,961)
  Annuity payments                                           -                    -                    -              (20,016)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (149,150)            (472,417)            (129,104)            (215,009)
                                           -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (63,909)            (448,826)            (119,462)            (202,077)

NET ASSETS:
  Beginning of year                                    744,387            1,972,868              234,209              606,031
                                           -------------------  -------------------  -------------------  -------------------
  End of year                              $           680,478  $         1,524,042  $           114,747  $           403,954
                                           ===================  ===================  ===================  ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $            (6,181) $           (20,523) $            13,214  $            18,068
  Net realized gain (loss) on
   investments                                          (8,101)            (243,399)             (33,128)              10,591
  Capital gain distributions
   from mutual funds                                         -                    -                    -                9,606
  Net change in unrealized
   appreciation (depreciation) of
   investments                                         171,897              763,421               69,719              (13,521)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net
assets resulting from operations                       157,615              499,499               49,805               24,744
                                           -------------------  -------------------  -------------------  -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                            15,454               12,075                2,760                1,800
  Administrative charges                                  (963)              (2,040)                (161)                (572)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                       (522)              (2,971)                 285              (17,533)
  Contract withdrawals                                 (23,874)            (269,951)             (32,950)             (82,957)
  Surrender charges                                     (1,215)              (1,686)                (224)                (464)
  Death benefits                                             -              (31,227)                   -                    -
  Annuity payments                                           -                    -                    -              (20,371)
                                           -------------------  -------------------  -------------------  -------------------
Increase (decrease) in net assets
 resulting from principal transactions                 (11,120)            (295,800)             (30,290)            (120,097)
                                           -------------------  -------------------  -------------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                146,495              203,699               19,515              (95,353)

NET ASSETS:
  Beginning of year                                    597,892            1,769,169              214,694              701,384
                                           -------------------  -------------------  -------------------  -------------------
  End of year                              $           744,387  $         1,972,868  $           234,209  $           606,031
                                           ===================  ===================  ===================  ===================

                             See accompanying notes.

                                    VA A - 15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Sub-accounts
                                           --------------------------------------------------------------------------------------
                                           Fidelity VIP Money        Fidelity VIP            Mercury HW       Merrill Lynch Basic
                                           Market Portfolio -    Overseas Portfolio -    International VIP      Value V.I. Fund -
                                              Initial Class          Initial Class            Portfolio             Class I
                                           -------------------   --------------------   -------------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $            (3,115)  $               (144)  $                 -   $              (234)
  Net realized gain (loss) on
   investments                                               -                 (1,949)                    -                   134
  Capital gain distributions
   from mutual funds                                         -                      -                     -                   149
  Net change in unrealized
   appreciation (depreciation) of                            -                 10,219                     -                 8,564
   investments
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                              (3,115)                 8,126                     -                 8,613
                                           -------------------   --------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                      -                     -                     -
  Administrative charges                                (1,514)                   (69)                    -                   (93)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                   203,217                  7,836                     -                    (6)
  Contract withdrawals                                (468,830)                (8,107)                    -                     -
  Surrender charges                                     (3,710)                     -                     -                     -
  Death benefits                                        (6,189)                  (961)                    -                     -
  Annuity payments                                           -                      -                     -                     -
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (277,026)                (1,301)                    -                   (99)
                                           -------------------   --------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (280,141)                 6,825                     -                 8,514

NET ASSETS:
  Beginning of year                                  1,658,063                 71,638                     -                90,423
                                           -------------------   --------------------   -------------------   -------------------
  End of year                              $         1,377,922   $             78,463              $      -   $            98,937
                                           ===================   ====================   ===================   ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $            (7,541)  $               (332)  $              (290)  $              (150)
  Net realized gain (loss) on
   investments                                               -                (22,105)               (1,187)                  (20)
  Capital gain distributions
   from mutual funds                                         -                      -                     -                     -
  Net change in unrealized
   appreciation (depreciation) of                            -                 48,590                 6,025                22,130
   investments
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                              (7,541)                26,153                 4,548                21,960
                                           -------------------   --------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                             3,000                      -                     -                     -
  Administrative charges                                (1,918)                   (94)                  (21)                  (73)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                     15,778                    (11)              (21,377)                    1
  Contract withdrawals                                (492,362)               (43,794)                    -                     -
  Surrender charges                                     (9,074)                   (58)                    -                     -
  Death benefits                                       (12,099)                     -                     -                 4,048
  Annuity payments                                           -                      -                     -                     -
                                           -------------------   --------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                (496,675)               (43,957)              (21,398)                3,976
                                           -------------------   --------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (504,216)               (17,804)              (16,850)               25,936

NET ASSETS:
  Beginning of year                                  2,162,279                 89,442                16,850                64,487
                                           -------------------   --------------------   -------------------   -------------------
  End of year                              $         1,658,063   $             71,638              $      -   $            90,423
                                           ===================   ====================   ===================   ===================

                             See accompanying notes.

                                    VA A - 16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                Sub-accounts
                                           -------------------------------------------------------------------------------------
                                                                    Merrill Lynch
                                           Merrill Lynch  Core    Developing Capital       Merrill Lynch       Merrill Lynch
                                             Bond V.I. Fund -    Markets V.I. Fund -    Global Allocation     Global Growth V.I.
                                                 Class I               Class I         V.I. Fund - Class I     Fund - Class I
                                           -------------------   -------------------   -------------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $             1,549            $        -   $             1,006   $                34
  Net realized gain (loss) on
   investments                                             219                     -                  (116)                  (64)
  Capital gain distributions
   from mutual funds                                         -                     -                     -                     -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                             369                     -                 6,175                 1,754
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                               2,137                     -                 7,065                 1,724
                                           -------------------   -------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                     -                     -
  Administrative charges                                   (58)                    -                   (57)                  (13)
  Net transfers from (to) other
  Sub-accounts or fixed rate option                         (2)                    -                    (5)                   (2)
  Contract withdrawals                                  (1,475)                    -                     -                     -
  Surrender charges                                          -                     -                     -                     -
  Death benefits                                             -                     -                     -                     -
  Annuity payments                                           -                     -                     -                     -
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                  (1,535)                    -                   (62)                  (15)
                                           -------------------   -------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    602                     -                 7,003                 1,709

NET ASSETS:
  Beginning of year                                     70,702                     -                55,237                12,657
                                           -------------------   -------------------   -------------------   -------------------
  End of year                              $            71,304            $        -   $            62,240   $            14,366
                                           ===================   ===================   ===================   ===================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $             1,714   $                20   $               761   $               (35)
  Net realized gain (loss) on
   investments                                             237                  (881)                 (235)                  (67)
  Capital gain distributions
   from mutual funds                                         -                     -                     -                     -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                             337                 3,324                11,487                 3,339
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from operations                               2,288                 2,463                12,013                 3,237
                                           -------------------   -------------------   -------------------   -------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                     -                     -
  Administrative charges                                   (56)                   (6)                  (41)                   (9)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                         -                (8,786)                8,785                     2
  Contract withdrawals                                  (1,515)                    -                     -                     -
  Surrender charges                                          -                     -                     -                     -
  Death benefits                                             -                     -                     -                 2,446
  Annuity payments                                           -                     -                     -                     -
                                           -------------------   -------------------   -------------------   -------------------
Increase (decrease) in net assets
 resulting from principal transactions                  (1,571)               (8,792)                8,744                 2,439
                                           -------------------   -------------------   -------------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    717                (6,329)               20,757                 5,676

NET ASSETS:
  Beginning of year                                     69,985                 6,329                34,480                 6,981
                                           -------------------   -------------------   -------------------   -------------------
  End of year                              $            70,702            $        -   $            55,237   $            12,657
                                           ===================   ===================   ===================   ===================

                             See accompanying notes.

                                    VA A - 17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                Sub-accounts
                                           ---------------------------------------------------------------------------------------
                                           Merrill Lynch High       Merrill Lynch      Merrill Lynch  Large
                                              Current Income     International Value    Cap Core V.I. Fund            UBS U.S.
                                           V.I. Fund - Class I   V.I. Fund - Class I        - Class I         Allocation Portfolio
                                           -------------------   -------------------   --------------------  ---------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $             2,645   $               289   $                (89)  $               (854)
  Net realized gain (loss) on
   investments                                            (123)                   47                    (76)                (5,911)
  Capital gain distributions
   from mutual funds                                         -                     -                      -                      -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                           1,604                 4,579                  2,738                 23,130
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net
 assets resulting from operations                        4,126                 4,915                  2,573                 16,365
                                           -------------------   -------------------   --------------------  ---------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                      -                      -
  Administrative charges                                   (42)                  (30)                   (18)                  (345)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                        (4)                   (2)                    (2)                     2
  Contract withdrawals                                       -                     -                      -                (16,818)
  Surrender charges                                          -                     -                      -                   (548)
  Death benefits                                             -                     -                      -                      -
  Annuity payments                                           -                     -                      -                      -
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net assets
 resulting from principal transactions                     (46)                  (32)                   (20)               (17,709)
                                           -------------------   -------------------   --------------------  ---------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,080                 4,883                  2,553                 (1,344)

NET ASSETS:
  Beginning of year                                     40,167                23,605                 16,962                198,214
                                           -------------------   -------------------   --------------------  ---------------------
  End of year                              $            44,247   $            28,488   $             19,515   $            196,870
                                           ===================   ===================   ====================  =====================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $             2,487   $               619   $               (144)  $               (662)
  Net realized gain (loss) on
   investments                                            (107)                    3                    (84)               (74,170)
  Capital gain distributions
   from mutual funds                                         -                     -                      -                      -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                           5,830                 1,608                  4,352                127,692
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net assets
 resulting from operations                               8,210                 2,230                  4,124                 52,860
                                           -------------------   -------------------   --------------------  ---------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                 -                     -                      -                      -
  Administrative charges                                   (34)                   (2)                   (13)                  (405)
  Net transfers from (to) other
   Sub-accounts or fixed rate option                        (1)               21,377                      -               (129,668)
  Contract withdrawals                                       -                     -                      -                (19,221)
  Surrender charges                                          -                     -                      -                    (13)
  Death benefits                                         4,397                     -                  3,350                      -
  Annuity payments                                           -                     -                      -                      -
                                           -------------------   -------------------   --------------------  ---------------------
Increase (decrease) in net
 assets resulting from principal
 transactions                                            4,362                21,375                  3,337               (149,307)
                                           -------------------   -------------------   --------------------  ---------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 12,572                23,605                  7,461                (96,447)

NET ASSETS:
  Beginning of year                                     27,595                     -                  9,501                294,661
                                           -------------------   -------------------   --------------------  ---------------------
  End of year                              $            40,167   $            23,605   $             16,962   $            198,214
                                           ===================   ===================   ====================  =====================

                             See accompanying notes.

                                    VA A - 18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                               Sub-accounts
                                           ---------------------------------------------------------------------------------------
                                            Van Eck Worldwide                                Vanguard
                                            Emerging Markets      Van Eck Worldwide        Life Strategy        Vanguard VIF
                                                   Fund            Hard Assets Fund         Income Fund      Balanced Portfolio
                                           -------------------   -------------------   -------------------   ---------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)             $              (488)  $              (178)  $               548   $             (226)
  Net realized gain (loss) on
   investments                                             250                    63                     -                   75
  Capital gain distributions from
   mutual funds                                              -                     -                     -                    -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                          13,535                 3,743                  (439)               5,960
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from operations                              13,297                 3,628                   109               5,809
                                           -------------------   -------------------   -------------------   ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                               375                     -                     -                    -
  Administrative charges                                   (17)                  (22)                    -                    -
  Net transfers from (to) other
   Sub-accounts or fixed rate option                       (11)                7,833                50,042              113,358
  Contract withdrawals                                       -                     -                     -                    -
  Surrender charges                                          -                     -                     -                    -
  Death benefits                                             -                     -                     -                    -
  Annuity payments                                           -                     -                     -               (3,807)
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from principal transactions                     347                 7,811                50,042              109,551
                                           -------------------   -------------------   -------------------   ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 13,644                11,439                50,151              115,360

NET ASSETS:
  Beginning of year                                     54,822                14,995                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
  End of year                              $            68,466   $            26,434   $            50,151   $          115,360
                                           ===================   ===================   ===================   ==================

For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)             $              (233)  $              (225)  $                 -   $                -
  Net realized gain (loss) on
   investments                                              32                    69                     -                    -
  Capital gain distributions from
   mutual funds                                              -                     -                     -                    -
  Net change in unrealized
   appreciation (depreciation) of
   investments                                          14,529                 4,703                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from operations                              14,328                 4,547                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                               700                     -                     -                    -
  Administrative charges                                   (27)                  (27)                    -                    -
  Net transfers from (to) other
   Sub-accounts or fixed rate option                    16,274                     -                     -                    -
  Contract withdrawals                                       -                  (295)                    -                    -
  Surrender charges                                          -                    (1)                    -                    -
  Death benefits                                             -                     -                     -                    -
  Annuity payments                                           -                     -                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
Increase (decrease) in net assets
 resulting from principal transactions                  16,947                  (323)                    -                    -
                                           -------------------   -------------------   -------------------   ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 31,275                 4,224                     -                    -

NET ASSETS:
  Beginning of year                                     23,547                10,771                     -                    -
                                           -------------------   -------------------   -------------------   ------------------
  End of year                              $            54,822   $            14,995   $                 -   $                -
                                           ===================   ===================   ===================   ==================

                             See accompanying notes.

                                    VA A - 19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                    ------------------------------------------------------------------------------
                                                       Vanguard VIF        Vanguard VIF        Vanguard VIF        Vanguard VIF
                                                      Capital Growth     Diversified Value     Equity Income       Equity Index
                                                         Portfolio           Portfolio           Portfolio           Portfolio
                                                    ------------------  ------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                      $              (93) $             (133) $              (94) $              (92)
  Net realized gain (loss) on investments                           26                  94                  44                  10
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                 2,771               5,526               2,935               2,082
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                      2,704               5,487               2,885               2,000
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                            25,657              37,658              25,657              25,658
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                              (1,600)             (2,236)             (1,617)             (1,584)
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                         24,057              35,422              24,040              24,074
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         26,761              40,909              26,925              26,074

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $           26,761  $           40,909  $           26,925  $           26,074
                                                    ==================  ==================  ==================  ==================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                      $                -  $                -  $                -  $                -
  Net realized gain (loss) on investments                            -                   -                   -                   -
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                          -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                                 -                   -                   -                   -
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                   -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                              -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -                   -                   -                   -

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $                -  $                -  $                -  $                -
                                                    ==================  ==================  ==================  ==================

                             See accompanying notes.

                                    VA A - 20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                    ------------------------------------------------------------------------------
                                                                         Vanguard VIF High     Vanguard VIF
                                                       Vanguard VIF         Yield Bond         International     Vanguard VIF Mid-
                                                     Growth Portfolio        Portfolio           Portfolio      Cap Index Portfolio
                                                    ------------------  ------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                      $             (124) $              (94) $             (194) $             (187)
  Net realized gain (loss) on investments                          (69)                 37                   9                  55
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                 1,630               1,710               7,391               7,939
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                      1,437               1,653               7,206               7,807
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                            37,659              25,657              55,613              51,314
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                              (2,086)             (1,610)             (3,346)             (3,200)
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                         35,573              24,047              52,267              48,114
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         37,010              25,700              59,473              55,921
NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $           37,010  $           25,700  $           59,473  $           55,921
                                                    ==================  ==================  ==================  ==================
  For the Year Ended December 31, 2003
OPERATIONS:
  Net investment income (loss)                      $                -  $                -  $                -  $                -
  Net realized gain (loss) on investments                            -                   -                   -                   -
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                          -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                                 -                   -                   -                   -
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                   -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                              -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -                   -                   -                   -

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $                -  $                -  $                -  $                -
                                                    ==================  ==================  ==================  ==================

                             See accompanying notes.

                                    VA A - 21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                    ------------------------------------------------------------------------------
                                                                                               Vanguard VIF
                                                       Vanguard VIF                             Short-Term         Vanguard VIF
                                                       Money Market      Vanguard VIF REIT   Investment-Grade      Small Company
                                                         Portfolio        Index Portfolio        Portfolio       Growth Portfolio
                                                    ------------------  ------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                      $              223  $             (218) $              (12) $             (213)
  Net realized gain (loss) on investments                            -                 477                   3                (141)
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -              16,845                  73               5,879
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                        223              17,104                  64               5,525
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                   801,757                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                          (789,905)             55,612               5,733              63,315
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                (575)             (3,765)               (247)             (3,604)
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                         11,277              51,847               5,486              59,711
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         11,500              68,951               5,550              65,236
NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                       $           11,500  $           68,951  $            5,550  $           65,236
                                                    ==================  ==================  ==================  ==================
For the Year Ended December 31, 2003
OPERATIONS:
  Net investment income (loss)                               $       -          $        -           $       -           $       -
  Net realized gain (loss) on investments                            -                   -                   -                   -
  Capital gain distributions from mutual funds                       -                   -                   -                   -
  Net change in unrealized appreciation
   (depreciation) of investments                                     -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 operations                                                          -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                         -                   -                   -                   -
  Administrative charges                                             -                   -                   -                   -
  Net transfers from (to) other Sub-accounts or
   fixed rate option                                                 -                   -                   -                   -
  Contract withdrawals                                               -                   -                   -                   -
  Surrender charges                                                  -                   -                   -                   -
  Death benefits                                                     -                   -                   -                   -
  Annuity payments                                                   -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
Increase (decrease) in net assets resulting from
 principal transactions                                              -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -                   -                   -                   -

NET ASSETS:
  Beginning of year                                                  -                   -                   -                   -
                                                    ------------------  ------------------  ------------------  ------------------
  End of year                                                $       -          $        -           $       -           $       -
                                                    ==================  ==================  ==================  ==================

                             See accompanying notes.

                                    VA A - 22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                                     ------------------------------------------
                                                      Vanguard VIF Total    Vanguard VIF Total
                                                       Bond Market Index    Stock Market Index
                                                           Portfolio             Portfolio
                                                     --------------------  --------------------
For the Year Ended December 31, 2004

OPERATIONS:
  Net investment income (loss)                       $               (186) $               (428)
  Net realized gain (loss) on investments                              45                   136
  Capital gain distributions from mutual funds                          -                     -
  Net change in unrealized appreciation
   (depreciation) of investments                                    1,777                21,311
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from operations                                                    1,636                21,019
                                                     --------------------  --------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                            -                     -
  Administrative charges                                                -                     -
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                            51,315               165,679
  Contract withdrawals                                                  -                     -
  Surrender charges                                                     -                     -
  Death benefits                                                        -                     -
  Annuity payments                                                 (3,193)               (8,174)
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from principal transactions                                       48,122               157,505
                                                     --------------------  --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            49,758               178,524

NET ASSETS:
  Beginning of year                                                     -                     -
                                                     --------------------  --------------------
  End of year                                        $             49,758  $            178,524
                                                     ====================  ====================
For the Year Ended December 31, 2003

OPERATIONS:
  Net investment income (loss)                       $                  -  $                  -
  Net realized gain (loss) on investments                               -                     -
  Capital gain distributions from mutual funds                          -                     -
  Net change in unrealized appreciation
   (depreciation) of investments                                        -                     -
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from operations                                                        -                     -
                                                     --------------------  --------------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                            -                     -
  Administrative charges                                                -                     -
  Net transfers from (to) other Sub-accounts
   or fixed rate option                                                 -                     -
  Contract withdrawals                                                  -                     -
  Surrender charges                                                     -                     -
  Death benefits                                                        -                     -
  Annuity payments                                                      -                     -
                                                     --------------------  --------------------
Increase (decrease) in net assets resulting
 from principal transactions                                            -                     -
                                                     --------------------  --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 -                     -

NET ASSETS:
  Beginning of year                                                     -                     -
                                                     --------------------  --------------------
  End of year                                        $                  -  $                  -
                                                     ====================  ====================

/+/ Net investment income (loss) and capital gain distributions from mutual funds for the respective Sub-accounts have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

                                    VA A - 23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account A (the "Account") was established by American International Life Assurance Company of New York (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Ovation, Ovation Plus, Ovation Advisor, Group Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Alliance Gallery Product and Variable Annuity product are no longer offered. Paradigm, Trilogy, and Profile were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):                        American Funds(R) : - continued
  AIM V.I. Capital Appreciation Fund - Series I                   American Funds(R) Capital World Growth and Income Fund,/SM/
                                                                   Inc.(1)
  AIM V.I. International Growth Fund - Series I                   American Funds(R) EuroPacific Growth Fund(R) (1)
                                                                  American Funds(R) The Investment Company of America(R) (1)
The AllianceBernstein Growth Funds:                               American Funds(R) The New Economy Fund(R) (1)
  AllianceBernstein Large Cap Growth Fund - Class A (1) (2)       American Funds(R) SMALLCAP World Fund(R) (1)
                                                                  American Funds(R) Washington Mutual Investors Fund,/SM/ Inc. (1)
AllianceBernstein Variable Products Series Fund, Inc.:

  AllianceBernstein Americas Government Income Portfolio -
   Class A                                                      Columbia Funds Trust I:
  AllianceBernstein Global Bond Portfolio - Class A               Columbia High Yield Opportunity Fund (1) (4)
  AllianceBernstein Global Dollar Government Portfolio -
   Class A
  AllianceBernstein Growth and Income Portfolio - Class A       Columbia Funds Trust VII:
  AllianceBernstein Growth and Income Portfolio - Class B         Columbia Newport Tiger Fund (1) (5)
  AllianceBernstein Growth Portfolio - Class A
  AllianceBernstein Growth Portfolio - Class B                  Delaware VIP Trust:
  AllianceBernstein High Yield Portfolio - Class A                Delaware VIP Balanced Series - Standard class
  AllianceBernstein International Portfolio - Class A             Delaware VIP Capital Reserves Series - Standard class
  AllianceBernstein International Value Portfolio - Class A       Delaware VIP Cash Reserves Series - Standard class
  AllianceBernstein Money Market Portfolio - Class A              Delaware VIP Growth Opportunities Series - Standard class
  AllianceBernstein Money Market Portfolio - Class B              Delaware VIP High Yield Series - Standard class
  AllianceBernstein Premier Growth Portfolio - Class A            Delaware VIP Value Series - Standard class (6)
  AllianceBernstein Premier Growth Portfolio - Class B
  AllianceBernstein Real Estate Investment Portfolio - Class A  Dreyfus Stock Index Fund, Inc. - Initial shares
  AllianceBernstein Small Cap Growth Portfolio - Class A (3)
  AllianceBernstein Small Cap Value Portfolio - Class A         Dreyfus Variable Investment Fund ("Dreyfus VIF"):
  AllianceBernstein Technology Portfolio - Class A                Dreyfus VIF Small Company Stock Portfolio - Initial shares
  AllianceBernstein Technology Portfolio - Class B
  AllianceBernstein Total Return Portfolio - Class A            Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                            Fidelity(R) VIP Asset Manager/SM/ Portfolio - Initial Class
  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B                                            Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
  AllianceBernstein Utility Income Portfolio - Class A            Fidelity(R) VIP Growth Portfolio - Initial Class
  AllianceBernstein Value Portfolio - Class B                     Fidelity(R) VIP High Income Portfolio - Initial Class
  AllianceBernstein Worldwide Privatization Portfolio - Class A   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
                                                                  Fidelity(R) VIP Money Market Portfolio - Initial Class
American Funds(R) :                                             Fidelity(R) VIP Overseas Portfolio - Initial Class
  American Funds(R) AMCAP Fund(R) (1)
  American Funds(R) The Bond Fund of America/SM/ (1)

                                    VA A - 24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Franklin(R) Templeton(R) Investments ("Franklin"):                   The Universal Institutional Funds, Inc. ("UIF"): -
                                                                          continued
  Franklin Templeton Foreign Fund - Class A (1)                            UIF Money Market Portfolio - Class I (1)
  Franklin Gold and Precious Metals Fund - Class A (1)                     UIF Technology Portfolio - Class I (1)
  Franklin Mutual Financial Services Fund - Class A (1)                    UIF Value Portfolio - Class I (1)

Mercury Variable Trust                                                   Van Eck Worldwide Insurance Trust ("Van Eck"):
  Mercury HW International VIP Portfolio (7)                               Van Eck Worldwide Emerging Markets Fund
                                                                           Van Eck Worldwide Hard Assets Fund
Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): (8)
  Merrill Lynch Basic Value V.I. Fund - Class I                          The Vanguard Group(R) :
  Merrill Lynch Core Bond V.I. Fund - Class I                              Vanguard(R) 500 Index Fund (1)
  Merrill Lynch Domestic Money Market V.I. Fund - Class I (1)              Vanguard(R) Dividend Growth Fund (1)
  Merrill Lynch Developing Capital Markets V.I. Fund - Class I (1) (9)     Vanguard(R) GNMA Fund (1)
  Merrill Lynch Global Allocation V.I. Fund - Class I (9)                  Vanguard(R) Health Care Fund (1) (16)
  Merrill Lynch Global Growth V.I. Fund - Class I                          Vanguard(R) Inflation-Protected Securities Fund (1)
  Merrill Lynch High Current Income V.I. Fund - Class I                    Vanguard(R) International Growth Fund (1)
  Merrill Lynch International Value V.I. Fund - Class I (7)                Vanguard(R) LifeStrategy(R) Conservative Fund (1)
  Merrill Lynch Large Cap Core V.I. Fund - Class I                         Vanguard(R) LifeStrategy(R) Growth Fund (1)
  Merrill Lynch Large Cap Growth V.I. Fund - Class I (1)                   Vanguard(R) LifeStrategy(R) Income Fund
  Merrill Lynch Utilities and Telecommunications V.I. Fund - Class I (1)   Vanguard(R) LifeStrategy(R) Moderate Growth Fund (1)
  Merrill Lynch Value Opportunities V.I. Fund - Class I (1) (10)           Vanguard(R) Prime Money Market Fund (1)
                                                                           Vanguard(R) PRIMECAP Fund (1)
MFS(R) Mutual Funds ("MFS"):                                             Vanguard(R) Small-Cap Growth Index Fund (1)
  MFS(R) Emerging Growth Fund (1)                                        Vanguard(R) Small-Cap Value Fund (1)
  MFS(R) New Discovery Fund (1)                                          Vanguard(R) Total Bond Market Index Fund (1)
  MFS(R) Research Fund (1)                                               Vanguard(R)Total International Stock Index Fund (1)(16)
                                                                           Vanguard(R) U.S. Growth Fund (1)
OppenheimerFunds(R) :                                                    Vanguard(R) Wellington(TM)Fund (1)
  Oppenheimer Centennial Money Market Trust - Class A (1) (11)             Vanguard(R) Windsor(TM)Fund (1)
  Oppenheimer International Bond Fund - Class A (1)
  Oppenheimer Strategic Income Fund - Class A (1)                        Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
                                                                           Vanguard(R)  VIF Balanced Portfolio
Putnam Investments:                                                        Vanguard(R) VIF Capital Growth Portfolio
  Putnam Discovery Growth Fund (1) (12)                                    Vanguard(R) VIF Diversified Value Portfolio
  Putnam Health Sciences Trust (1)                                         Vanguard(R) VIF Equity Income Portfolio
  Putnam International Capital Opportunities Fund (1) (13)                 Vanguard(R) VIF Equity Index Portfolio
  Putnam Voyager Fund (1)                                                  Vanguard(R) VIF Growth Portfolio
  The Putnam Fund for Growth and Income (1)                                Vanguard(R) VIF High Yield Bond Portfolio
                                                                           Vanguard(R) VIF International Portfolio
UBS Series Trust ("UBS"):                                                  Vanguard(R) VIF Mid-Cap Index Portfolio
  UBS U.S. Allocation Portfolio (14)                                       Vanguard(R) VIF Money Market Portfolio
                                                                           Vanguard(R) VIF REIT Index Portfolio
The Universal Institutional Funds, Inc. ("UIF") (15):                      Vanguard(R) VIF Short-Term Investment-Grade
                                                                            Portfolio (17)
  UIF Core Plus Fixed Income Portfolio - Class I (1)                       Vanguard(R) VIF Small Company Growth Portfolio
  UIF Equity Growth Portfolio - Class I (1)                                Vanguard(R) VIF Total Bond Market Index Portfolio
  UIF International Magnum Portfolio - Class I (1)                         Vanguard(R) VIF Total Stock Market Index Portfolio
  UIF Mid Cap Growth Portfolio - Class I (1)

                                    VA A - 25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(1)  Sub-accounts had no activity.
(2) Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.
(3) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A was reorganized into AllianceBernstein Small Cap Growth Portfolio - Class A.
(4) Effective October 13, 2003, Liberty High Yield Securities Fund changed its name to Columbia High Yield Opportunity Fund.
(5) Effective October 13, 2003, Liberty Newport Tiger Fund changed its name to Columbia Newport Tiger Fund.
(6) Effective July 30, 2004, Delaware VIP Large Cap Value Series changed its name to Delaware VIP Value Series.
(7) Effective November 21, 2003, Mercury HW International VIP Portfolio was reorganized into Merrill Lynch International Value V.I. Fund - Class I.
(8) Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds to Class I.
(9) Effective November 21, 2003, Merrill Lynch Developing Capital Markets V.I. Fund - Class l was reorganized into Merrill Lynch Global Allocation V.I. Fund - Class I.
(10) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(11) Effective May 1, 2004, Oppenheimer Centennial Money Market Trust is no longer available for investment in the GIVA contract.
(12) Effective May 1, 2003, Putnam Voyager Fund II - Class A changed its name to Putnam Discovery Growth Fund.
(13) Effective May 1, 2003, Putnam International Voyager Fund - Class A changed its name to Putnam International Capital Opportunities Fund.
(14) Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.
(15) Effective May 1, 2003, the UIF portfolios are no longer available for investment in the GIVA contract.
(16) Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options in the GIVA contract.
(17) Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

In addition to the Sub-accounts above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds, in accordance with contract owners' instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

                                    VA A - 26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 5.0% for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Daily charges for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. A summary of the charges by contract follows:

                      Administrative Expenses and
                       Mortality & Expense Risks
  Contracts               Maximum Annual Rate
  ----------------    ---------------------------
  Gallery                        1.40%
  Ovation                        1.40%
  Ovation Advisor                1.40%
  Ovation Plus                   1.40%
  Paradigm                       1.40%
  Profile                        1.40%
  GIVA                           1.25%
  Trilogy                        1.40%
  Vanguard SPIA                  0.52%
  Variable Annuity               1.40%

                                    VA A - 27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Other charges paid to the Company by redemption of units outstanding include the deductions for distribution expenses, Annual Ratchet Plans, Equity Assurance Plans, transfer fees, surrender charges or deferred sales charges and a partial withdrawal transaction charge.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subject to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25.

                                    VA A -28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of     Proceeds from
Sub-accounts                                                                     Purchases        Sales
---------------------------------------------------------------------------     -----------  --------------
AIM V.I. Capital Appreciation Fund - Series I                                   $    11,394  $       96,016
AIM V.I. International Growth Fund - Series I                                         1,714          37,387
AllianceBernstein Americas Government Income Portfolio - Class A                    466,264       1,630,389
AllianceBernstein Global Bond Portfolio - Class A                                   384,374         925,314
AllianceBernstein Global Dollar Government Portfolio - Class A                      779,329       1,764,461
AllianceBernstein Growth and Income Portfolio - Class A                           1,046,467       6,904,551
AllianceBernstein Growth and Income Portfolio - Class B                           3,168,940       1,877,092
AllianceBernstein Growth Portfolio - Class A                                        363,487       2,825,279
AllianceBernstein Growth Portfolio - Class B                                        441,578         578,390
AllianceBernstein High Yield Portfolio - Class A                                    601,363       1,062,556
AllianceBernstein International Portfolio - Class A                                 780,232       1,176,701
AllianceBernstein International Value Portfolio - Class A                           638,091         454,322
AllianceBernstein Money Market Portfolio - Class A                                1,113,755       3,044,602
AllianceBernstein Money Market Portfolio - Class B                                2,495,143       3,535,683
AllianceBernstein Premier Growth Portfolio - Class A                                139,737       4,725,118
AllianceBernstein Premier Growth Portfolio - Class B                                330,384         807,465
AllianceBernstein Real Estate Investment Portfolio - Class A                        901,087       1,063,318
AllianceBernstein Small Cap Growth Portfolio - Class A                              603,041       1,245,085
AllianceBernstein Small Cap Value Portfolio - Class A                               751,665       1,090,085
AllianceBernstein Technology Portfolio - Class A                                    226,022       2,956,951
AllianceBernstein Technology Portfolio - Class B                                    234,727         490,853
AllianceBernstein Total Return Portfolio - Class A                                1,960,592       3,686,395
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A       1,084,414       2,795,401
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B           9,422          32,301
AllianceBernstein Utility Income Portfolio - Class A                                583,960         876,163
AllianceBernstein Value Portfolio - Class B                                       1,021,515       1,253,887
AllianceBernstein Worldwide Privatization Portfolio - Class A                       491,105         888,520
Delaware VIP Balanced Series - Standard class                                         3,327          21,789
Delaware VIP Capital Reserves Series - Standard class                                10,140           6,249
Delaware VIP Cash Reserves Series - Standard class                                    1,563         456,200
Delaware VIP Growth Opportunities Series - Standard class                                 -          62,407
Delaware VIP High Yield Series - Standard class                                       3,145           6,864
Delaware VIP Value Series - Standard class                                           25,609         230,231
Dreyfus Stock Index Fund, Inc. - Initial shares                                      32,502         360,467
Dreyfus VIF Small Company Stock Portfolio - Initial shares                           18,019         100,484
Fidelity VIP Asset Manager Portfolio - Initial Class                                 63,758         273,598
Fidelity VIP Contrafund Portfolio - Initial Class                                    37,562         193,246
Fidelity VIP Growth Portfolio - Initial Class                                        29,767         520,897
Fidelity VIP High Income Portfolio - Initial Class                                   24,508         137,005
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         66,288         249,188
Fidelity VIP Money Market Portfolio - Initial Class                                 503,900         784,040
Fidelity VIP Overseas Portfolio - Initial Class                                       8,613          10,058
Merrill Lynch Basic Value V.I. Fund - Class I                                         1,209           1,403
Merrill Lynch Core Bond V.I. Fund - Class I                                           2,539           2,554
Merrill Lynch Global Allocation V.I. Fund - Class I                                   1,803             878
Merrill Lynch Global Growth V.I. Fund - Class I                                         213             193
Merrill Lynch High Current Income V.I. Fund - Class I                                 3,229             657
Merrill Lynch International Value V.I. Fund - Class I                                   635             378
Merrill Lynch Large Cap Core V.I. Fund - Class I                                        157             266
UBS U.S. Allocation Portfolio                                                         1,845          20,409
Van Eck Worldwide Emerging Markets Fund                                                 612             753
Van Eck Worldwide Hard Assets Fund                                                    7,890             256

                                    VA A - 29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of     Proceeds from
Sub-accounts                                                                     Purchases        Sales
---------------------------------------------------------------------------     -----------  --------------
Vanguard LifeStrategy Income Fund                                               $    50,591  $            2
Vanguard VIF Balanced Portfolio                                                     113,241           3,917
Vanguard VIF Capital Growth Portfolio                                                25,658           1,693
Vanguard VIF Diversified Value Portfolio                                             37,654           2,365
Vanguard VIF Equity Income Portfolio                                                 25,658           1,712
Vanguard VIF Equity Index Portfolio                                                  25,658           1,677
Vanguard VIF Growth Portfolio                                                        37,654           2,206
Vanguard VIF High Yield Bond Portfolio                                               25,658           1,704
Vanguard VIF International Portfolio                                                 55,613           3,540
Vanguard VIF Mid-Cap Index Portfolio                                                 51,315           3,389
Vanguard VIF Money Market Portfolio                                                 802,206         790,706
Vanguard VIF REIT Index Portfolio                                                    55,613           3,984
Vanguard VIF Short-Term Investment-Grade Portfolio                                    5,734             260
Vanguard VIF Small Company Growth Portfolio                                          63,306           3,807
Vanguard VIF Total Bond Market Index Portfolio                                       51,315           3,379
Vanguard VIF Total Stock Market Index Portfolio                                     165,296           8,219

                                    VA A - 30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                                     Value of
                                                                                      Net Asset      Shares at     Cost of Shares
Sub-accounts                                                              Shares        Value       Fair Value          Held
--------------------------------------------------------------------   -----------   ----------   --------------   --------------
AIM V.I. Capital Appreciation Fund - Series I                               14,084   $    22.69   $      319,574   $      416,208
AIM V.I. International Growth Fund - Series I                                8,802        19.77          174,024          168,070
AllianceBernstein Americas Government Income Portfolio - Class A           325,127        12.91        4,197,393        4,056,465
AllianceBernstein Global Bond Portfolio - Class A                          108,285        13.63        1,475,931        1,401,292
AllianceBernstein Global Dollar Government Portfolio - Class A             172,805        14.79        2,555,792        2,352,500
AllianceBernstein Growth and Income Portfolio - Class A                  1,338,307        24.08       32,226,430       28,524,398
AllianceBernstein Growth and Income Portfolio - Class B                    449,994        23.87       10,741,346        9,098,440
AllianceBernstein Growth Portfolio - Class A                               931,061        18.30       17,038,422       21,894,820
AllianceBernstein Growth Portfolio - Class B                               179,006        18.05        3,231,063        2,537,948
AllianceBernstein High Yield Portfolio - Class A                           399,756         7.97        3,186,053        2,890,509
AllianceBernstein International Portfolio - Class A                        364,232        15.26        5,558,183        3,736,750
AllianceBernstein International Value Portfolio - Class A                  110,893        16.71        1,853,027        1,361,294
AllianceBernstein Money Market Portfolio - Class A                       3,734,318         1.00        3,734,318        3,734,318
AllianceBernstein Money Market Portfolio - Class B                       3,090,981         1.00        3,090,981        3,090,981
AllianceBernstein Premier Growth Portfolio - Class A                       944,798        23.44       22,146,075       30,284,351
AllianceBernstein Premier Growth Portfolio - Class B                       159,219        23.11        3,679,550        2,987,196
AllianceBernstein Real Estate Investment Portfolio - Class A               230,002        20.66        4,751,841        3,055,708
AllianceBernstein Small Cap Growth Portfolio - Class A                     509,250        11.65        5,932,758        5,602,567
AllianceBernstein Small Cap Value Portfolio - Class A                      247,619        16.84        4,169,902        2,984,845
AllianceBernstein Technology Portfolio - Class A                           819,766        15.27       12,517,820       23,068,281
AllianceBernstein Technology Portfolio - Class B                           110,501        15.08        1,666,362        1,448,789
AllianceBernstein Total Return Portfolio - Class A                         645,200        18.94       12,220,096       11,006,630
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                   795,423        12.28        9,767,798        9,769,514
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class B                                                                    12,869        12.18          156,743          153,558
AllianceBernstein Utility Income Portfolio - Class A                       225,427        18.17        4,096,017        3,690,467
AllianceBernstein Value Portfolio - Class B                                373,893        12.54        4,688,616        3,666,715
AllianceBernstein Worldwide Privatization Portfolio - Class A              245,824        20.18        4,960,728        3,983,445
Delaware VIP Balanced Series - Standard class                               11,162        13.36          149,125          184,266
Delaware VIP Capital Reserves Series - Standard class                       23,183         9.94          230,442          223,383
Delaware VIP Cash Reserves Series - Standard class                         129,795         1.00          129,795          129,795
Delaware VIP Growth Opportunities Series - Standard class                   39,025        15.96          622,841          629,352
Delaware VIP High Yield Series - Standard class                              8,498         6.11           51,924           55,815
Delaware VIP Value Series - Standard class                                  87,159        18.46        1,608,953        1,385,120
Dreyfus Stock Index Fund, Inc. - Initial shares                             54,156        30.89        1,672,892        1,706,877
Dreyfus VIF Small Company Stock Portfolio - Initial shares                   8,458        22.66          191,665          154,326
Fidelity VIP Asset Manager Portfolio - Initial Class                        39,789        14.85          590,866          599,061
Fidelity VIP Contrafund Portfolio - Initial Class                           25,563        26.62          680,482          592,915
Fidelity VIP Growth Portfolio - Initial Class                               47,611        32.01        1,524,043        2,018,315
Fidelity VIP High Income Portfolio - Initial Class                          16,392         7.00          114,747          102,191
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                30,487        13.25          403,954          397,212
Fidelity VIP Money Market Portfolio - Initial Class                      1,377,926         1.00        1,377,926        1,377,926
Fidelity VIP Overseas Portfolio - Initial Class                              4,479        17.52           78,464           80,768
Merrill Lynch Basic Value V.I. Fund - Class I                                6,302        15.70           98,938           83,285
Merrill Lynch Core Bond V.I. Fund - Class I                                  5,792        12.31           71,304           65,084
Merrill Lynch Global Allocation V.I. Fund - Class I                          4,959        12.55           62,240           63,073
Merrill Lynch Global Growth V.I. Fund - Class I                              1,487         9.66           14,366           14,958
Merrill Lynch High Current Income V.I. Fund - Class I                        5,449         8.12           44,247           47,058
Merrill Lynch International Value V.I. Fund - Class I                        2,084        13.67           28,483           22,297

                                    VA A - 31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                                     Value of
                                                                                      Net Asset      Shares at     Cost of Shares
Sub-accounts                                                              Shares        Value       Fair Value          Held
--------------------------------------------------------------------   -----------   ----------   --------------   --------------
Merrill Lynch Large Cap Core V.I. Fund - Class I                               664   $    29.38   $       19,516   $       19,804
UBS U.S. Allocation Portfolio                                               14,583        13.50          196,868          219,040
Van Eck Worldwide Emerging Markets Fund                                      4,501        15.21           68,467           42,039
Van Eck Worldwide Hard Assets Fund                                           1,440        18.36           26,433           19,454
Vanguard LifeStrategy Income Fund                                            3,707        13.53           50,151           50,589
Vanguard VIF Balanced Portfolio                                              6,195        18.62          115,360          109,399
Vanguard VIF Capital Growth Portfolio                                        1,776        15.07           26,761           23,991
Vanguard VIF Diversified Value Portfolio                                     3,019        13.55           40,909           35,383
Vanguard VIF Equity Income Portfolio                                         1,384        19.45           26,925           23,990
Vanguard VIF Equity Index Portfolio                                            922        28.29           26,074           23,991
Vanguard VIF Growth Portfolio                                                3,171        11.67           37,010           35,379
Vanguard VIF High Yield Bond Portfolio                                       2,849         9.02           25,700           23,991
Vanguard VIF International Portfolio                                         3,926        15.15           59,473           52,082
Vanguard VIF Mid-Cap Index Portfolio                                         3,437        16.27           55,921           47,981
Vanguard VIF Money Market Portfolio                                         11,500         1.00           11,500           11,500
Vanguard VIF REIT Index Portfolio                                            3,432        20.09           68,951           52,106
Vanguard VIF Short-Term Investment-Grade Portfolio                             523        10.62            5,550            5,477
Vanguard VIF Small Company Growth Portfolio                                  3,349        19.48           65,236           59,358
Vanguard VIF Total Bond Market Index Portfolio                               4,334        11.48           49,758           47,981
Vanguard VIF Total Stock Market Index Portfolio                              6,242        28.60          178,524          157,213

                                    VA A - 32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2004.


                                                                       Accumulation    Accumulation      Annuity Units
Sub-accounts                                                           Units Issued   Units Redeemed        Issued
--------------------------------------------------------------------   ------------   --------------    --------------
1 AIM V.I. Capital Appreciation Fund - Series I                                 592           (8,614)                -
1 AIM V.I. International Growth Fund - Series I                                 290           (3,380)                -
1 AllianceBernstein Americas Government Income Portfolio - Class A            1,110          (69,423)                -
1 AllianceBernstein Global Bond Portfolio - Class A                           3,114          (41,177)                8
1 AllianceBernstein Global Bond Portfolio - Class A                               -             (109)                -
1 AllianceBernstein Global Dollar Government Portfolio - Class A                664          (41,955)                -
1 AllianceBernstein Growth and Income Portfolio - Class A                    12,038         (154,539)                5
1 AllianceBernstein Growth and Income Portfolio - Class A                         -          (24,816)                -
2 AllianceBernstein Growth and Income Portfolio - Class A                         -               (1)                -
3 AllianceBernstein Growth and Income Portfolio - Class A                         -               (4)                -
4 AllianceBernstein Growth and Income Portfolio - Class B                    73,970          (35,073)                -
1 AllianceBernstein Growth Portfolio - Class A                                  372          (91,588)                -
1 AllianceBernstein Growth Portfolio - Class A                                    -           (8,191)                -
2 AllianceBernstein Growth Portfolio - Class A                                    -                -                 -
3 AllianceBernstein Growth Portfolio - Class A                                    -               (1)                -
4 AllianceBernstein Growth Portfolio - Class B                                4,983           (9,097)                -
1 AllianceBernstein High Yield Portfolio - Class A                            5,901          (66,256)                -
1 AllianceBernstein International Portfolio - Class A                        18,782          (43,459)                -
3 AllianceBernstein International Portfolio - Class A                             -               (1)                -
1 AllianceBernstein International Value Portfolio - Class A                  21,671           (8,501)                -
1 AllianceBernstein Money Market Portfolio - Class A                            110         (148,332)                -
3 AllianceBernstein Money Market Portfolio - Class A                              -               (1)                -
4 AllianceBernstein Money Market Portfolio - Class B                        119,580         (199,135)                -
1 AllianceBernstein Premier Growth Portfolio - Class A                          621         (163,418)                4
1 AllianceBernstein Premier Growth Portfolio - Class A                            -           (4,035)                -
2 AllianceBernstein Premier Growth Portfolio - Class A                            -                -                 -
3 AllianceBernstein Premier Growth Portfolio - Class A                            -             (121)                -
4 AllianceBernstein Premier Growth Portfolio - Class B                       19,859          (86,521)                -
1 AllianceBernstein Real Estate Investment Portfolio - Class A               24,151          (31,350)                4
3 AllianceBernstein Real Estate Investment Portfolio - Class A                   35           (1,487)                -
1 AllianceBernstein Small Cap Growth Portfolio - Class A                     39,082          (92,157)                2
1 AllianceBernstein Small Cap Growth Portfolio - Class A                        113           (1,421)                -
1 AllianceBernstein Small Cap Value Portfolio - Class A                      13,000          (37,839)                -
1 AllianceBernstein Technology Portfolio - Class A                            1,769         (172,046)                -
1 AllianceBernstein Technology Portfolio - Class A                                -           (7,946)                -
2 AllianceBernstein Technology Portfolio - Class A                                -                -                 -
3 AllianceBernstein Technology Portfolio - Class A                                -              (56)                -
4 AllianceBernstein Technology Portfolio - Class B                           11,661          (53,585)                -
1 AllianceBernstein Total Return Portfolio - Class A                         40,645         (117,567)                1
1 AllianceBernstein Total Return Portfolio - Class A                              -           (2,734)                -
2 AllianceBernstein Total Return Portfolio - Class A                              -                -                 -
3 AllianceBernstein Total Return Portfolio - Class A                              -               (1)                -
1 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                          6,114         (138,122)                7
3 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                              -           (1,281)                -
4 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                             95           (1,960)                -
1 AllianceBernstein Utility Income Portfolio - Class A                       22,547          (38,654)                -
3 AllianceBernstein Utility Income Portfolio - Class A                          162                -                 -
4 AllianceBernstein Value Portfolio - Class B                                27,144          (45,655)                -
1 AllianceBernstein Worldwide Privatization Portfolio - Class A              19,382          (36,695)                4
5 Delaware VIP Balanced Series - Standard class                                   -             (717)                -

                                                                        Annuity Units    Net Increase
Sub-accounts                                                              Redeemed        (Decrease)
--------------------------------------------------------------------   --------------    ------------
1 AIM V.I. Capital Appreciation Fund - Series I                                     -          (8,022)
1 AIM V.I. International Growth Fund - Series I                                     -          (3,090)
1 AllianceBernstein Americas Government Income Portfolio - Class A                  -         (68,313)
1 AllianceBernstein Global Bond Portfolio - Class A                               (71)        (38,126)
1 AllianceBernstein Global Bond Portfolio - Class A                                 -            (109)
1 AllianceBernstein Global Dollar Government Portfolio - Class A                    -         (41,291)
1 AllianceBernstein Growth and Income Portfolio - Class A                         (53)       (142,549)
1 AllianceBernstein Growth and Income Portfolio - Class A                      (1,194)        (26,010)
2 AllianceBernstein Growth and Income Portfolio - Class A                           -              (1)
3 AllianceBernstein Growth and Income Portfolio - Class A                           -              (4)
4 AllianceBernstein Growth and Income Portfolio - Class B                        (127)         38,770
1 AllianceBernstein Growth Portfolio - Class A                                      -         (91,216)
1 AllianceBernstein Growth Portfolio - Class A                                      -          (8,191)
2 AllianceBernstein Growth Portfolio - Class A                                      -               -
3 AllianceBernstein Growth Portfolio - Class A                                      -              (1)
4 AllianceBernstein Growth Portfolio - Class B                                      -          (4,114)
1 AllianceBernstein High Yield Portfolio - Class A                                (58)        (60,413)
1 AllianceBernstein International Portfolio - Class A                               -         (24,677)
3 AllianceBernstein International Portfolio - Class A                               -              (1)
1 AllianceBernstein International Value Portfolio - Class A                         -          13,170
1 AllianceBernstein Money Market Portfolio - Class A                                -        (148,222)
3 AllianceBernstein Money Market Portfolio - Class A                                -              (1)
4 AllianceBernstein Money Market Portfolio - Class B                                -         (79,555)
1 AllianceBernstein Premier Growth Portfolio - Class A                            (46)       (162,839)
1 AllianceBernstein Premier Growth Portfolio - Class A                              -          (4,035)
2 AllianceBernstein Premier Growth Portfolio - Class A                              -               -
3 AllianceBernstein Premier Growth Portfolio - Class A                              -            (121)
4 AllianceBernstein Premier Growth Portfolio - Class B                              -         (66,662)
1 AllianceBernstein Real Estate Investment Portfolio - Class A                    (24)         (7,219)
3 AllianceBernstein Real Estate Investment Portfolio - Class A                      -          (1,452)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                          (89)        (53,162)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                            -          (1,308)
1 AllianceBernstein Small Cap Value Portfolio - Class A                             -         (24,839)
1 AllianceBernstein Technology Portfolio - Class A                                  -        (170,277)
1 AllianceBernstein Technology Portfolio - Class A                               (419)         (8,365)
2 AllianceBernstein Technology Portfolio - Class A                                  -               -
3 AllianceBernstein Technology Portfolio - Class A                                  -             (56)
4 AllianceBernstein Technology Portfolio - Class B                                  -         (41,924)
1 AllianceBernstein Total Return Portfolio - Class A                             (235)        (77,156)
1 AllianceBernstein Total Return Portfolio - Class A                             (149)         (2,883)
2 AllianceBernstein Total Return Portfolio - Class A                                -               -
3 AllianceBernstein Total Return Portfolio - Class A                                -              (1)
1 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                             (387)       (132,388)
3 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                                -          (1,281)
4 AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                                -          (1,865)
1 AllianceBernstein Utility Income Portfolio - Class A                              -         (16,107)
3 AllianceBernstein Utility Income Portfolio - Class A                              -             162
4 AllianceBernstein Value Portfolio - Class B                                       -         (18,511)
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                   (22)        (17,331)
5 Delaware VIP Balanced Series - Standard class                                     -            (717)

                                    VA A - 33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                       Accumulation    Accumulation      Annuity Units
Sub-accounts                                                           Units Issued   Units Redeemed        Issued
--------------------------------------------------------------------   ------------   --------------    --------------
5 Delaware VIP Capital Reserves Series - Standard class                           -             (153)                -
5 Delaware VIP Cash Reserves Series - Standard class                              -          (27,828)                -
5 Delaware VIP Growth Opportunities Series - Standard class                       -           (1,944)                -
5 Delaware VIP High Yield Series - Standard class                                 -             (277)                -
5 Delaware VIP Value Series - Standard class                                      -           (6,471)                -
1 Dreyfus Stock Index Fund, Inc. - Initial shares                               171          (20,016)                -
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                    218           (7,174)                -
1 Fidelity VIP Asset Manager Portfolio - Initial Class                        1,894          (16,715)                -
1 Fidelity VIP Contrafund Portfolio - Initial Class                           1,836          (12,038)                -
1 Fidelity VIP Growth Portfolio - Initial Class                                 960          (33,450)                -
1 Fidelity VIP High Income Portfolio - Initial Class                            255          (12,320)                -
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                  114          (12,676)                -
1 Fidelity VIP Money Market Portfolio - Initial Class                        16,472          (38,911)                -
1 Fidelity VIP Overseas Portfolio - Initial Class                               593             (720)                -
1 Merrill Lynch Basic Value V.I. Fund - Class I                                   -               (6)                -
1 Merrill Lynch Core Bond V.I. Fund - Class I                                     -             (115)                -
1 Merrill Lynch Global Allocation V.I. Fund - Class I                             -               (5)                -
1 Merrill Lynch Global Growth V.I. Fund - Class I                                 -               (1)                -
1 Merrill Lynch High Current Income V.I. Fund - Class I                           -               (4)                -
1 Merrill Lynch International Value V.I. Fund - Class I                           -               (2)                -
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                -               (2)                -
1 UBS U.S. Allocation Portfolio                                                   -           (1,274)                -
1 Van Eck Worldwide Emerging Markets Fund                                        36               (1)                -
1 Van Eck Worldwide Hard Assets Fund                                            589               (2)                -
6 Vanguard LifeStrategy Income Fund                                               -                -             4,605
6 Vanguard VIF Balanced Portfolio                                                 -                -             9,966
6 Vanguard VIF Capital Growth Portfolio                                           -                -             2,257
6 Vanguard VIF Diversified Value Portfolio                                        -                -             3,214
6 Vanguard VIF Equity Income Portfolio                                            -                -             2,272
6 Vanguard VIF Equity Index Portfolio                                             -                -             2,311
6 Vanguard VIF Growth Portfolio                                                   -                -             3,441
6 Vanguard VIF High Yield Bond Portfolio                                          -                -             2,421
6 Vanguard VIF International Portfolio                                            -                -             4,743
6 Vanguard VIF Mid-Cap Index Portfolio                                            -                -             4,503
6 Vanguard VIF Money Market Portfolio                                             -                -            79,934
6 Vanguard VIF REIT Index Portfolio                                               -                -             5,124
6 Vanguard VIF Short-Term Investment-Grade Portfolio                              -                -               567
6 Vanguard VIF Small Company Growth Portfolio                                     -                -             5,680
6 Vanguard VIF Total Bond Market Index Portfolio                                  -                -             5,043
6 Vanguard VIF Total Stock Market Index Portfolio                                 -                -            15,332

                                                                        Annuity Units    Net Increase
Sub-accounts                                                              Redeemed        (Decrease)
--------------------------------------------------------------------   --------------    ------------
5 Delaware VIP Capital Reserves Series - Standard class                             -            (153)
5 Delaware VIP Cash Reserves Series - Standard class                                -         (27,828)
5 Delaware VIP Growth Opportunities Series - Standard class                         -          (1,944)
5 Delaware VIP High Yield Series - Standard class                                   -            (277)
5 Delaware VIP Value Series - Standard class                                        -          (6,471)
1 Dreyfus Stock Index Fund, Inc. - Initial shares                                   -         (19,845)
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                        -          (6,956)
1 Fidelity VIP Asset Manager Portfolio - Initial Class                              -         (14,821)
1 Fidelity VIP Contrafund Portfolio - Initial Class                                 -         (10,202)
1 Fidelity VIP Growth Portfolio - Initial Class                                     -         (32,490)
1 Fidelity VIP High Income Portfolio - Initial Class                                -         (12,065)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                 (1,123)        (13,685)
1 Fidelity VIP Money Market Portfolio - Initial Class                               -         (22,439)
1 Fidelity VIP Overseas Portfolio - Initial Class                                   -            (127)
1 Merrill Lynch Basic Value V.I. Fund - Class I                                     -              (6)
1 Merrill Lynch Core Bond V.I. Fund - Class I                                       -            (115)
1 Merrill Lynch Global Allocation V.I. Fund - Class I                               -              (5)
1 Merrill Lynch Global Growth V.I. Fund - Class I                                   -              (1)
1 Merrill Lynch High Current Income V.I. Fund - Class I                             -              (4)
1 Merrill Lynch International Value V.I. Fund - Class I                             -              (2)
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                  -              (2)
1 UBS U.S. Allocation Portfolio                                                     -          (1,274)
1 Van Eck Worldwide Emerging Markets Fund                                           -              35
1 Van Eck Worldwide Hard Assets Fund                                                -             587
6 Vanguard LifeStrategy Income Fund                                                 -           4,605
6 Vanguard VIF Balanced Portfolio                                                (340)          9,626
6 Vanguard VIF Capital Growth Portfolio                                          (139)          2,118
6 Vanguard VIF Diversified Value Portfolio                                       (183)          3,031
6 Vanguard VIF Equity Income Portfolio                                           (140)          2,132
6 Vanguard VIF Equity Index Portfolio                                            (142)          2,169
6 Vanguard VIF Growth Portfolio                                                  (196)          3,245
6 Vanguard VIF High Yield Bond Portfolio                                         (149)          2,272
6 Vanguard VIF International Portfolio                                           (284)          4,459
6 Vanguard VIF Mid-Cap Index Portfolio                                           (277)          4,226
6 Vanguard VIF Money Market Portfolio                                         (78,794)          1,140
6 Vanguard VIF REIT Index Portfolio                                              (308)          4,816
6 Vanguard VIF Short-Term Investment-Grade Portfolio                              (24)            543
6 Vanguard VIF Small Company Growth Portfolio                                    (335)          5,345
6 Vanguard VIF Total Bond Market Index Portfolio                                 (311)          4,732
6 Vanguard VIF Total Stock Market Index Portfolio                                (724)         14,608

Footnotes

     1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
     2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
     3    Profile product.
     4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
     5    Variable Annuity product.
     6    Vanguard SPIA product.

                                    VA A - 34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.


                                                                         Accumulation     Accumulation      Annuity Units
Sub-accounts                                                             Units Issued    Units Redeemed        Issued
----------------------------------------------------------------------   ------------    --------------    --------------
1 AIM V.I. Capital Appreciation Fund - Series I                                 1,071            (1,708)                -
1 AIM V.I. International Growth Fund - Series I                                 2,428            (1,042)                -
1 AllianceBernstein Americas Government Income Portfolio - Class A             20,454           (67,258)                -
1 AllianceBernstein Global Bond Portfolio - Class A                            62,337           (50,826)               25
1 AllianceBernstein Global Bond Portfolio - Class A                                 -              (244)                -
1 AllianceBernstein Global Dollar Government Portfolio - Class A               62,088           (35,171)                -
1 AllianceBernstein Growth and Income Portfolio - Class A                        (908)         (181,101)               52
1 AllianceBernstein Growth and Income Portfolio - Class A                         144           (15,457)              139
2 AllianceBernstein Growth and Income Portfolio - Class A                           -                 -                 -
3 AllianceBernstein Growth and Income Portfolio - Class A                           -              (217)                -
4 AllianceBernstein Growth and Income Portfolio - Class B                      44,783            (9,634)                3
1 AllianceBernstein Growth Portfolio - Class A                                  7,283          (106,357)                -
1 AllianceBernstein Growth Portfolio - Class A                                    239            (8,941)                -
2 AllianceBernstein Growth Portfolio - Class A                                      -                (1)                -
3 AllianceBernstein Growth Portfolio - Class A                                      -                 -                 -
4 AllianceBernstein Growth Portfolio - Class B                                 33,557            (7,468)                -
1 AllianceBernstein High Yield Portfolio - Class A                             95,526           (31,617)               17
1 AllianceBernstein International Portfolio - Class A                          27,625           (51,173)                -
3 AllianceBernstein International Portfolio - Class A                               -                 -                 -
1 AllianceBernstein International Value Portfolio - Class A                    29,676            (4,486)                -
1 AllianceBernstein Money Market Portfolio - Class A                           51,232          (368,163)                -
3 AllianceBernstein Money Market Portfolio - Class A                                -                (1)                -
4 AllianceBernstein Money Market Portfolio - Class B                          100,724          (132,003)                -
1 AllianceBernstein Premier Growth Portfolio - Class A                           (274)         (149,398)               26
1 AllianceBernstein Premier Growth Portfolio - Class A                              -            (4,386)                -
2 AllianceBernstein Premier Growth Portfolio - Class A                              -                (1)                -
3 AllianceBernstein Premier Growth Portfolio - Class A                              -               (10)                -
4 AllianceBernstein Premier Growth Portfolio - Class B                         58,301           (26,793)                -
1 AllianceBernstein Real Estate Investment Portfolio - Class A                  8,160           (28,781)                5
3 AllianceBernstein Real Estate Investment Portfolio - Class A                      -                (1)                -
1 AllianceBernstein Small Cap Growth Portfolio - Class A                       33,916           (71,398)               38
1 AllianceBernstein Small Cap Growth Portfolio - Class A                            -            (1,973)                -
1 AllianceBernstein Small Cap Value Portfolio - Class A                        57,724           (24,068)                -
1 AllianceBernstein Technology Portfolio - Class A                                749          (139,884)                -
1 AllianceBernstein Technology Portfolio - Class A                                  -            (4,078)                4
2 AllianceBernstein Technology Portfolio - Class A                                  -                (1)                -
3 AllianceBernstein Technology Portfolio - Class A                                  -                 -                 -
4 AllianceBernstein Technology Portfolio - Class B                             29,914           (13,565)                -
1 AllianceBernstein Total Return Portfolio - Class A                           26,444           (51,919)               12
1 AllianceBernstein Total Return Portfolio - Class A                                -            (2,795)                2
2 AllianceBernstein Total Return Portfolio - Class A                                -                (1)                -
3 AllianceBernstein Total Return Portfolio - Class A                                -                 -                 -
1 AllianceBernstein U.S. Government/High Grade Securities                      55,865          (384,617)               63
Portfolio - Class A
3 AllianceBernstein U.S. Government/High Grade Securities                           -               (12)                -
Portfolio - Class A
4 AllianceBernstein U.S. Government/High Grade Securities                           -            (2,519)                -
Portfolio - Class B
1 AllianceBernstein Utility Income Portfolio - Class A                         18,017           (31,758)                -
3 AllianceBernstein Utility Income Portfolio - Class A                              -                (1)                -
4 AllianceBernstein Value Portfolio - Class B                                 103,917           (20,228)                -
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                 2,930           (38,990)                5
5 Delaware VIP Balanced Series - Standard class                                     -            (2,940)                -
5 Delaware VIP Capital Reserves Series - Standard class                             -            (6,834)                -

                                                                          Annuity Units    Net Increase
Sub-accounts                                                                Redeemed        (Decrease)
----------------------------------------------------------------------   --------------    ------------
1 AIM V.I. Capital Appreciation Fund - Series I                                       -            (637)
1 AIM V.I. International Growth Fund - Series I                                       -           1,386
1 AllianceBernstein Americas Government Income Portfolio -                            -         (46,804)
Class A
1 AllianceBernstein Global Bond Portfolio - Class A                                 (94)         11,442
1 AllianceBernstein Global Bond Portfolio - Class A                                   -            (244)
1 AllianceBernstein Global Dollar Government Portfolio - Class                        -          26,917
A
1 AllianceBernstein Growth and Income Portfolio - Class A                          (100)       (182,057)
1 AllianceBernstein Growth and Income Portfolio - Class A                        (1,393)        (16,567)
2 AllianceBernstein Growth and Income Portfolio - Class A                             -               -
3 AllianceBernstein Growth and Income Portfolio - Class A                             -            (217)
4 AllianceBernstein Growth and Income Portfolio - Class B                          (159)         34,993
1 AllianceBernstein Growth Portfolio - Class A                                        -         (99,074)
1 AllianceBernstein Growth Portfolio - Class A                                        -          (8,702)
2 AllianceBernstein Growth Portfolio - Class A                                        -              (1)
3 AllianceBernstein Growth Portfolio - Class A                                        -               -
4 AllianceBernstein Growth Portfolio - Class B                                        -          26,089
1 AllianceBernstein High Yield Portfolio - Class A                                  (79)         63,847
1 AllianceBernstein International Portfolio - Class A                                 -         (23,548)
3 AllianceBernstein International Portfolio - Class A                                 -               -
1 AllianceBernstein International Value Portfolio - Class A                           -          25,190
1 AllianceBernstein Money Market Portfolio - Class A                                  -        (316,931)
3 AllianceBernstein Money Market Portfolio - Class A                                  -              (1)
4 AllianceBernstein Money Market Portfolio - Class B                                  -         (31,279)
1 AllianceBernstein Premier Growth Portfolio - Class A                              (66)       (149,712)
1 AllianceBernstein Premier Growth Portfolio - Class A                                -          (4,386)
2 AllianceBernstein Premier Growth Portfolio - Class A                                -              (1)
3 AllianceBernstein Premier Growth Portfolio - Class A                                -             (10)
4 AllianceBernstein Premier Growth Portfolio - Class B                                -          31,508
1 AllianceBernstein Real Estate Investment Portfolio - Class A                      (22)        (20,638)
3 AllianceBernstein Real Estate Investment Portfolio - Class A                        -              (1)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                           (121)        (37,565)
1 AllianceBernstein Small Cap Growth Portfolio - Class A                              -          (1,973)
1 AllianceBernstein Small Cap Value Portfolio - Class A                               -          33,656
1 AllianceBernstein Technology Portfolio - Class A                                    -        (139,135)
1 AllianceBernstein Technology Portfolio - Class A                                 (443)         (4,517)
2 AllianceBernstein Technology Portfolio - Class A                                    -              (1)
3 AllianceBernstein Technology Portfolio - Class A                                    -               -
4 AllianceBernstein Technology Portfolio - Class B                                    -          16,349
1 AllianceBernstein Total Return Portfolio - Class A                               (252)        (25,715)
1 AllianceBernstein Total Return Portfolio - Class A                               (157)         (2,950)
2 AllianceBernstein Total Return Portfolio - Class A                                  -              (1)
3 AllianceBernstein Total Return Portfolio - Class A                                  -               -
1 AllianceBernstein U.S. Government/High Grade Securities                          (461)       (329,150)
Portfolio - Class A
3 AllianceBernstein U.S. Government/High Grade Securities                             -             (12)
Portfolio - Class A
4 AllianceBernstein U.S. Government/High Grade Securities                             -          (2,519)
Portfolio - Class B
1 AllianceBernstein Utility Income Portfolio - Class A                                -         (13,741)
3 AllianceBernstein Utility Income Portfolio - Class A                                -              (1)
4 AllianceBernstein Value Portfolio - Class B                                         -          83,689
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                     (22)        (36,077)
5 Delaware VIP Balanced Series - Standard class                                       -          (2,940)
5 Delaware VIP Capital Reserves Series - Standard class                               -          (6,834)

                                    VA A - 35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.


                                                                         Accumulation    Accumulation      Annuity Units
Sub-accounts                                                             Units Issued   Units Redeemed        Issued
----------------------------------------------------------------------   ------------   --------------    --------------
5 Delaware VIP Cash Reserves Series - Standard class                           25,083               (9)                -
5 Delaware VIP Growth Opportunities Series - Standard class                         -          (10,247)                -
5 Delaware VIP High Yield Series - Standard class                                   -           (2,325)                -
5 Delaware VIP Value Series - Standard class                                        -          (37,527)                -
1 Dreyfus Stock Index Fund, Inc. - Initial shares                               4,076          (17,916)                -
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                    1,570           (3,585)                -
1 Fidelity VIP Asset Manager Portfolio - Initial Class                            187           (5,437)                -
1 Fidelity VIP Contrafund Portfolio - Initial Class                             1,295           (2,200)                -
1 Fidelity VIP Growth Portfolio - Initial Class                                   981          (24,425)                -
1 Fidelity VIP High Income Portfolio - Initial Class                              319           (3,638)                -
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    117           (6,720)              131
1 Fidelity VIP Money Market Portfolio - Initial Class                           1,503          (41,578)                -
1 Fidelity VIP Overseas Portfolio - Initial Class                                   -           (4,316)                -
1 Mercury HW International VIP Portfolio                                            -           (2,033)                -
1 Merrill Lynch Basic Value V.I. Fund - Class I                                     1              368                 -
1 Merrill Lynch Core Bond V.I. Fund - Class I                                       -             (122)                -
1 Merrill Lynch Developing Capital Markets V.I. Fund - Class I                      -             (913)                -
1 Merrill Lynch Global Allocation V.I. Fund - Class I                             768               (4)                -
1 Merrill Lynch Global Growth V.I. Fund - Class I                                   -              446                 -
1 Merrill Lynch High Current Income V.I. Fund - Class I                             -              466                 -
1 Merrill Lynch International Value V.I. Fund - Class I                         2,033               (3)                -
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                  -              360                 -
1 UBS U.S. Allocation Portfolio                                                     -          (12,340)                -
1 Van Eck Worldwide Emerging Markets Fund                                       1,982               (4)                -
1 Van Eck Worldwide Hard Assets Fund                                                -              (37)                -

                                                                          Annuity Units    Net Increase
Sub-accounts                                                                Redeemed        (Decrease)
----------------------------------------------------------------------   --------------    ------------
5 Delaware VIP Cash Reserves Series - Standard class                                  -          25,074
5 Delaware VIP Growth Opportunities Series - Standard class                           -         (10,247)
5 Delaware VIP High Yield Series - Standard class                                     -          (2,325)
5 Delaware VIP Value Series - Standard class                                          -         (37,527)
1 Dreyfus Stock Index Fund, Inc. - Initial shares                                     -         (13,840)
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                          -          (2,015)
1 Fidelity VIP Asset Manager Portfolio - Initial Class                                -          (5,250)
1 Fidelity VIP Contrafund Portfolio - Initial Class                                   -            (905)
1 Fidelity VIP Growth Portfolio - Initial Class                                       -         (23,444)
1 Fidelity VIP High Income Portfolio - Initial Class                                  -          (3,319)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   (1,316)         (7,788)
1 Fidelity VIP Money Market Portfolio - Initial Class                                 -         (40,075)
1 Fidelity VIP Overseas Portfolio - Initial Class                                     -          (4,316)
1 Mercury HW International VIP Portfolio                                              -          (2,033)
1 Merrill Lynch Basic Value V.I. Fund - Class I                                       -             369
1 Merrill Lynch Core Bond V.I. Fund - Class I                                         -            (122)
1 Merrill Lynch Developing Capital Markets V.I. Fund - Class I                        -            (913)
1 Merrill Lynch Global Allocation V.I. Fund - Class I                                 -             764
1 Merrill Lynch Global Growth V.I. Fund - Class I                                     -             446
1 Merrill Lynch High Current Income V.I. Fund - Class I                               -             466
1 Merrill Lynch International Value V.I. Fund - Class I                               -           2,030
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                                    -             360
1 UBS U.S. Allocation Portfolio                                                       -         (12,340)
1 Van Eck Worldwide Emerging Markets Fund                                             -           1,978
1 Van Eck Worldwide Hard Assets Fund                                                  -             (37)

Footnotes

     1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
     2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
     3    Profile product.
     4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
     5    Variable Annuity product.
     6    Vanguard SPIA product.

                                    VA A - 36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                                       Investment
                                                                                            Unit                         Income
Sub-accounts                                                               Units (a)        Value       Net Assets      Ratio (b)
----------------------------------------------------------------------   ------------   ------------   ------------   ------------
2004
1 AIM V.I. Capital Appreciation Fund - Series I                                29,760   $      10.74   $    319,574           0.00%
1 AIM V.I. International Growth Fund - Series I                                13,969          12.46        174,016           0.59%
1 AllianceBernstein Americas Government Income Portfolio - Class A            210,309          19.96      4,197,393           5.08%
1 AllianceBernstein Global Bond Portfolio - Class A                            80,662          18.11      1,460,512           5.25%
1 AllianceBernstein Global Bond Portfolio - Class A                             1,098          14.03         15,409           5.54%
1 AllianceBernstein Global Dollar Government Portfolio - Class A               82,598          30.94      2,555,792           8.01%
1 AllianceBernstein Growth and Income Portfolio - Class A                     808,736          38.73     31,319,463           0.90%
1 AllianceBernstein Growth and Income Portfolio - Class A                      23,208          24.48        568,027           0.83%
2 AllianceBernstein Growth and Income Portfolio - Class A                          80          38.58          3,100           0.88%
3 AllianceBernstein Growth and Income Portfolio - Class A                       8,553          39.27        335,837           0.87%
4 AllianceBernstein Growth and Income Portfolio - Class B                     281,081          38.21     10,741,347           0.66%
1 AllianceBernstein Growth Portfolio - Class A                                654,424          25.10     16,422,853           0.00%
1 AllianceBernstein Growth Portfolio - Class A                                 36,625          16.03        586,965           0.00%
2 AllianceBernstein Growth Portfolio - Class A                                     78          25.00          1,953           0.00%
3 AllianceBernstein Growth Portfolio - Class A                                  1,047          25.45         26,650           0.00%
4 AllianceBernstein Growth Portfolio - Class B                                130,539          24.75      3,231,063           0.00%
1 AllianceBernstein High Yield Portfolio - Class A                            290,221          10.98      3,186,046           6.16%
1 AllianceBernstein International Portfolio - Class A                         357,722          15.44      5,523,341           0.28%
3 AllianceBernstein International Portfolio - Class A                           2,225          15.66         34,842           0.25%
1 AllianceBernstein International Value Portfolio - Class A                   115,287          16.07      1,853,019           0.46%
1 AllianceBernstein Money Market Portfolio - Class A                          292,435          12.74      3,725,800           0.66%
3 AllianceBernstein Money Market Portfolio - Class A                              947          12.92         12,241           0.70%
4 AllianceBernstein Money Market Portfolio - Class B                          246,151          12.57      3,093,435           0.44%
1 AllianceBernstein Premier Growth Portfolio - Class A                        785,273          27.82     21,846,456           0.00%
1 AllianceBernstein Premier Growth Portfolio - Class A                         13,938          11.97        166,779           0.00%
2 AllianceBernstein Premier Growth Portfolio - Class A                             74          27.72          2,052           0.00%
3 AllianceBernstein Premier Growth Portfolio - Class A                          4,636          28.21        130,787           0.00%
4 AllianceBernstein Premier Growth Portfolio - Class B                        538,327           6.84      3,679,549           0.00%
1 AllianceBernstein Real Estate Investment Portfolio - Class A                204,960          23.05      4,724,802           2.29%
3 AllianceBernstein Real Estate Investment Portfolio - Class A                  1,159          23.33         27,029           1.38%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                    488,513          11.97      5,845,516           0.00%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                      7,486          11.65         87,242           0.00%
1 AllianceBernstein Small Cap Value Portfolio - Class A                       248,366          16.79      4,169,897           0.18%
1 AllianceBernstein Technology Portfolio - Class A                            788,041          15.51     12,224,614           0.00%
1 AllianceBernstein Technology Portfolio - Class A                             20,917          13.96        291,896           0.00%
2 AllianceBernstein Technology Portfolio - Class A                                 85          15.46          1,311           0.00%
3 AllianceBernstein Technology Portfolio - Class A                                  -          14.91              -           0.00%
4 AllianceBernstein Technology Portfolio - Class B                            277,042           6.01      1,666,362           0.00%
1 AllianceBernstein Total Return Portfolio - Class A                          494,051          24.37     12,040,428           2.20%
1 AllianceBernstein Total Return Portfolio - Class A                           11,041          12.06        133,151           2.10%
2 AllianceBernstein Total Return Portfolio - Class A                              126          24.28          3,047           2.15%
3 AllianceBernstein Total Return Portfolio - Class A                            2,259          19.24         43,468           2.15%
1 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                      593,865          16.43      9,756,941           2.83%
3 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                          652          16.66         10,857           1.43%
4 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class B                                                                        9,673          16.20        156,743           2.49%
1 AllianceBernstein Utility Income Portfolio - Class A                        198,179          20.64      4,090,980           2.20%
3 AllianceBernstein Utility Income Portfolio - Class A                            251          20.07          5,035           1.04%

                                                                            Expense          Total
Sub-accounts                                                               Ratio (c)      Return (d)
----------------------------------------------------------------------   ------------    ------------
2004
1 AIM V.I. Capital Appreciation Fund - Series I                                  1.40%           5.14%
1 AIM V.I. International Growth Fund - Series I                                  1.40%          22.28%
1 AllianceBernstein Americas Government Income Portfolio - Class A               1.40%           3.43%
1 AllianceBernstein Global Bond Portfolio - Class A                              1.40%           8.11%
1 AllianceBernstein Global Bond Portfolio - Class A                              1.40%           8.11%
1 AllianceBernstein Global Dollar Government Portfolio - Class A                 1.40%           8.59%
1 AllianceBernstein Growth and Income Portfolio - Class A                        1.40%           9.91%
1 AllianceBernstein Growth and Income Portfolio - Class A                        1.40%           9.91%
2 AllianceBernstein Growth and Income Portfolio - Class A                        1.45%           9.86%
3 AllianceBernstein Growth and Income Portfolio - Class A                        1.25%          10.08%
4 AllianceBernstein Growth and Income Portfolio - Class B                        1.40%           9.68%
1 AllianceBernstein Growth Portfolio - Class A                                   1.40%          13.14%
1 AllianceBernstein Growth Portfolio - Class A                                   1.40%          13.14%
2 AllianceBernstein Growth Portfolio - Class A                                   1.45%          13.08%
3 AllianceBernstein Growth Portfolio - Class A                                   1.25%          13.31%
4 AllianceBernstein Growth Portfolio - Class B                                   1.40%          12.94%
1 AllianceBernstein High Yield Portfolio - Class A                               1.40%           6.48%
1 AllianceBernstein International Portfolio - Class A                            1.40%          15.98%
3 AllianceBernstein International Portfolio - Class A                            1.25%          16.16%
1 AllianceBernstein International Value Portfolio - Class A                      1.40%          23.46%
1 AllianceBernstein Money Market Portfolio - Class A                             1.40%          -0.68%
3 AllianceBernstein Money Market Portfolio - Class A                             1.25%          -0.53%
4 AllianceBernstein Money Market Portfolio - Class B                             1.40%          -0.93%
1 AllianceBernstein Premier Growth Portfolio - Class A                           1.40%           7.11%
1 AllianceBernstein Premier Growth Portfolio - Class A                           1.40%           7.11%
2 AllianceBernstein Premier Growth Portfolio - Class A                           1.45%           7.06%
3 AllianceBernstein Premier Growth Portfolio - Class A                           1.25%           7.27%
4 AllianceBernstein Premier Growth Portfolio - Class B                           1.40%           6.84%
1 AllianceBernstein Real Estate Investment Portfolio - Class A                   1.40%          33.74%
3 AllianceBernstein Real Estate Investment Portfolio - Class A                   1.25%          33.94%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                       1.40%          12.96%
1 AllianceBernstein Small Cap Growth Portfolio - Class A**                       1.40%          12.96%
1 AllianceBernstein Small Cap Value Portfolio - Class A                          1.40%          17.64%
1 AllianceBernstein Technology Portfolio - Class A                               1.40%           3.99%
1 AllianceBernstein Technology Portfolio - Class A                               1.40%           3.99%
2 AllianceBernstein Technology Portfolio - Class A                               1.45%           3.94%
3 AllianceBernstein Technology Portfolio - Class A                               1.25%           4.15%
4 AllianceBernstein Technology Portfolio - Class B                               1.40%           3.63%
1 AllianceBernstein Total Return Portfolio - Class A                             1.40%           7.56%
1 AllianceBernstein Total Return Portfolio - Class A                             1.40%           7.56%
2 AllianceBernstein Total Return Portfolio - Class A                             1.45%           7.50%
3 AllianceBernstein Total Return Portfolio - Class A                             1.25%           7.72%
1 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                         1.40%           2.32%
3 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class A                                                                         1.25%           2.48%
4 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
 Class B                                                                         1.40%           2.08%
1 AllianceBernstein Utility Income Portfolio - Class A                           1.40%          22.60%
3 AllianceBernstein Utility Income Portfolio - Class A                           1.25%          22.78%

                                    VA A - 37

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                                       Investment
                                                                                            Unit                         Income
Sub-accounts                                                               Units (a)        Value       Net Assets      Ratio (b)
----------------------------------------------------------------------   ------------   ------------   ------------   ------------
2004 - Continued
4 AllianceBernstein Value Portfolio - Class B                                 386,607   $      12.13   $  4,688,613           0.89%
1 AllianceBernstein Worldwide Privatization Portfolio - Class A               203,436          24.38      4,960,724           0.24%
5 Delaware VIP Balanced Series - Standard class                                 5,194          28.71        149,125           2.14%
5 Delaware VIP Capital Reserves Series - Standard class                        10,313          22.37        230,719           4.43%
5 Delaware VIP Cash Reserves Series - Standard class                            7,987          16.26        129,853           0.44%
5 Delaware VIP Growth Opportunities Series - Standard class                    20,118          30.96        622,841           0.00%
5 Delaware VIP High Yield Series - Standard class                               2,139          24.27         51,924           6.05%
5 Delaware VIP Value Series - Standard class***                                43,714          36.81      1,608,953           1.58%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                              92,427          18.10      1,672,892           1.67%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                   13,251          14.46        191,662           0.00%
1 Fidelity VIP Asset Manager Portfolio - Initial Class                         37,673          15.68        590,866           3.24%
1 Fidelity VIP Contrafund Portfolio - Initial Class                            41,529          16.39        680,478           0.36%
1 Fidelity VIP Growth Portfolio - Initial Class                               101,649          14.99      1,524,042           0.28%
1 Fidelity VIP High Income Portfolio - Initial Class                           10,005          11.47        114,747          10.94%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                 25,097          16.10        403,954           4.45%
1 Fidelity VIP Money Market Portfolio - Initial Class                         111,675          12.34      1,377,922           1.16%
1 Fidelity VIP Overseas Portfolio - Initial Class                               5,513          14.23         78,463           1.09%
1 Merrill Lynch Basic Value V.I. Fund - Class I                                 5,838          16.95         98,937           1.12%
1 Merrill Lynch Core Bond V.I. Fund - Class I                                   5,285          13.49         71,304           3.58%
1 Merrill Lynch Global Allocation V.I. Fund - Class I                           4,461          13.95         62,240           3.07%
1 Merrill Lynch Global Growth V.I. Fund - Class I                               1,631           8.81         14,366           1.58%
1 Merrill Lynch High Current Income V.I. Fund - Class I                         3,521          12.57         44,247           7.65%
1 Merrill Lynch International Value V.I. Fund - Class I                         2,028          14.05         28,488           2.44%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                              1,313          14.86         19,515           0.86%
1 UBS U.S. Allocation Portfolio                                                12,895          15.27        196,870           0.93%
1 Van Eck Worldwide Emerging Markets Fund                                       5,736          11.94         68,466           0.51%
1 Van Eck Worldwide Hard Assets Fund                                            1,915          13.80         26,434           0.29%
6 Vanguard LifeStrategy Income Fund                                             4,605          10.89         50,151           2.19%
6 Vanguard VIF Balanced Portfolio                                               9,626          11.98        115,360           0.00%
6 Vanguard VIF Capital Growth Portfolio                                         2,118          12.64         26,761           0.00%
6 Vanguard VIF Diversified Value Portfolio                                      3,031          13.50         40,909           0.00%
6 Vanguard VIF Equity Income Portfolio                                          2,132          12.63         26,925           0.00%
6 Vanguard VIF Equity Index Portfolio                                           2,169          12.02         26,074           0.00%
6 Vanguard VIF Growth Portfolio                                                 3,245          11.41         37,010           0.00%
6 Vanguard VIF High Yield Bond Portfolio                                        2,272          11.31         25,700           0.00%
6 Vanguard VIF International Portfolio                                          4,459          13.34         59,473           0.00%
6 Vanguard VIF Mid-Cap Index Portfolio                                          4,226          13.23         55,921           0.00%
6 Vanguard VIF Money Market Portfolio                                           1,140          10.09         11,500           7.25%
6 Vanguard VIF REIT Index Portfolio                                             4,816          14.32         68,951           0.00%
6 Vanguard VIF Short-Term Investment-Grade Portfolio****                          543          10.22          5,550           0.00%
6 Vanguard VIF Small Company Growth Portfolio                                   5,345          12.20         65,236           0.00%
6 Vanguard VIF Total Bond Market Index Portfolio                                4,732          10.51         49,758           0.00%
6 Vanguard VIF Total Stock Market Index Portfolio                              14,608          12.22        178,524           0.00%

2003

1 AIM V.I. Capital Appreciation Fund - Series I                                37,782          10.21        385,870           0.00%
1 AIM V.I. International Growth Fund - Series I                                17,059          10.19        173,784           0.55%
1 AllianceBernstein Americas Government Income Portfolio - Class A            278,622          19.30      5,376,615           4.64%
1 AllianceBernstein Global Bond Portfolio - Class A                           118,788          16.75      1,989,510           6.82%

                                                                            Expense          Total
Sub-accounts                                                               Ratio (c)       Return (d)
----------------------------------------------------------------------   ------------    ------------
2004 - Continued
4 AllianceBernstein Value Portfolio - Class B                                    1.40%          11.80%
1 AllianceBernstein Worldwide Privatization Portfolio - Class A                  1.40%          22.54%
5 Delaware VIP Balanced Series - Standard class                                  1.25%           4.53%
5 Delaware VIP Capital Reserves Series - Standard class                          1.25%           2.40%
5 Delaware VIP Cash Reserves Series - Standard class                             1.25%          -0.38%
5 Delaware VIP Growth Opportunities Series - Standard class                      1.25%          11.08%
5 Delaware VIP High Yield Series - Standard class                                1.25%          12.83%
5 Delaware VIP Value Series - Standard class***                                  1.25%          13.50%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                                1.40%           9.10%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares                     1.40%          16.87%
1 Fidelity VIP Asset Manager Portfolio - Initial Class                           1.40%           4.00%
1 Fidelity VIP Contrafund Portfolio - Initial Class                              1.40%          13.87%
1 Fidelity VIP Growth Portfolio - Initial Class                                  1.40%           1.94%
1 Fidelity VIP High Income Portfolio - Initial Class                             1.40%           8.07%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   1.40%           3.00%
1 Fidelity VIP Money Market Portfolio - Initial Class                            1.40%          -0.20%
1 Fidelity VIP Overseas Portfolio - Initial Class                                1.40%          12.06%
1 Merrill Lynch Basic Value V.I. Fund - Class I                                  1.40%           9.53%
1 Merrill Lynch Core Bond V.I. Fund - Class I                                    1.40%           3.06%
1 Merrill Lynch Global Allocation V.I. Fund - Class I                            1.40%          12.79%
1 Merrill Lynch Global Growth V.I. Fund - Class I                                1.40%          13.62%
1 Merrill Lynch High Current Income V.I. Fund - Class I                          1.40%          10.27%
1 Merrill Lynch International Value V.I. Fund - Class I                          1.40%          20.83%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                               1.40%          15.17%
1 UBS U.S. Allocation Portfolio                                                  1.40%           9.14%
1 Van Eck Worldwide Emerging Markets Fund                                        1.40%          24.14%
1 Van Eck Worldwide Hard Assets Fund                                             1.40%          22.26%
6 Vanguard LifeStrategy Income Fund                                              0.52%           5.46%
6 Vanguard VIF Balanced Portfolio                                                0.52%          10.71%
6 Vanguard VIF Capital Growth Portfolio                                          0.52%          17.02%
6 Vanguard VIF Diversified Value Portfolio                                       0.52%          19.84%
6 Vanguard VIF Equity Income Portfolio                                           0.52%          12.73%
6 Vanguard VIF Equity Index Portfolio                                            0.52%          10.23%
6 Vanguard VIF Growth Portfolio                                                  0.52%           6.70%
6 Vanguard VIF High Yield Bond Portfolio                                         0.52%           7.96%
6 Vanguard VIF International Portfolio                                           0.52%          18.80%
6 Vanguard VIF Mid-Cap Index Portfolio                                           0.52%          19.69%
6 Vanguard VIF Money Market Portfolio                                            0.52%           0.78%
6 Vanguard VIF REIT Index Portfolio                                              0.52%          29.84%
6 Vanguard VIF Short-Term Investment-Grade Portfolio****                         0.52%           1.54%
6 Vanguard VIF Small Company Growth Portfolio                                    0.52%          14.70%
6 Vanguard VIF Total Bond Market Index Portfolio                                 0.52%           3.66%
6 Vanguard VIF Total Stock Market Index Portfolio                                0.52%          11.96%

2003

1 AIM V.I. Capital Appreciation Fund - Series I                                  1.40%          27.66%
1 AIM V.I. International Growth Fund - Series I                                  1.40%          27.34%
1 AllianceBernstein Americas Government Income Portfolio - Class A               1.40%           5.85%
1 AllianceBernstein Global Bond Portfolio - Class A                              1.40%          11.66%

                                    VA A - 38

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights-Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                       Unit                     Income       Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets     Ratio (b)    Ratio (c)   Return (d)
----------------------------------------------------------  --------  -------  ------------  -------------  ---------  -----------
2003 - Continued
1  AllianceBernstein Global Bond Portfolio - Class A           1,207  $ 12.98  $     15,669        5.63%         1.40%       11.69%
1  AllianceBernstein Global Dollar Government Portfolio -
   Class A                                                   123,889    28.50     3,530,334        4.79%         1.40%       31.56%
1  AllianceBernstein Growth and Income Portfolio - Class A   951,285    35.23    33,517,329        1.04%         1.40%       30.64%
1  AllianceBernstein Growth and Income Portfolio - Class A    49,218    22.27     1,096,015        1.12%         1.40%       30.68%
2  AllianceBernstein Growth and Income Portfolio - Class A        81    35.12         2,832        1.05%         1.45%       30.61%
3  AllianceBernstein Growth and Income Portfolio - Class A     8,557    35.67       305,231        1.02%         1.25%       30.86%
4  AllianceBernstein Growth and Income Portfolio - Class B   242,311    34.84     8,442,836        0.79%         1.40%       30.35%
1  AllianceBernstein Growth Portfolio - Class A              745,640    22.18    16,538,969        0.00%         1.40%       33.22%
1  AllianceBernstein Growth Portfolio - Class A               44,816    14.17       634,820        0.00%         1.40%       33.13%
2  AllianceBernstein Growth Portfolio - Class A                   78    22.11         1,734        0.00%         1.45%       33.11%
3  AllianceBernstein Growth Portfolio - Class A                1,048    22.46        23,526        0.00%         1.25%       33.35%
4  AllianceBernstein Growth Portfolio - Class B              134,653    21.92     2,951,073        0.00%         1.40%       32.83%
1  AllianceBernstein High Yield Portfolio - Class A          350,634    10.31     3,615,065        4.85%         1.40%       20.73%
1  AllianceBernstein International Portfolio - Class A       382,399    13.31     5,090,678        0.13%         1.40%       29.75%
3  AllianceBernstein International Portfolio - Class A         2,226    13.48        30,001        0.13%         1.25%       29.97%
1  AllianceBernstein International Value Portfolio -
   Class A                                                   102,117    13.02     1,329,486        0.33%         1.40%       42.29%
1  AllianceBernstein Money Market Portfolio - Class A        440,657    12.83     5,652,619        0.49%         1.40%       -0.87%
3  AllianceBernstein Money Market Portfolio - Class A            948    12.99        12,317        0.54%         1.25%       -0.75%
4  AllianceBernstein Money Market Portfolio - Class B        325,706    12.69     4,131,664        0.36%         1.40%       -1.13%
1  AllianceBernstein Premier Growth Portfolio - Class A      948,112    25.97    24,625,973        0.00%         1.40%       21.94%
1  AllianceBernstein Premier Growth Portfolio - Class A       17,973    11.17       200,784        0.00%         1.40%       21.96%
2  AllianceBernstein Premier Growth Portfolio - Class A           74    25.89         1,923        0.00%         1.45%       21.89%
3  AllianceBernstein Premier Growth Portfolio - Class A        4,757    26.30       125,094        0.00%         1.25%       22.14%
4  AllianceBernstein Premier Growth Portfolio - Class B      604,989     6.40     3,870,495        0.00%         1.40%       21.63%
1  AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                   212,179    17.24     3,657,170        2.63%         1.40%       37.34%
3  AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                     2,611    17.42        45,470        2.60%         1.25%       37.58%
1  AllianceBernstein Small Cap Growth Portfolio - Class A    541,675    10.59     5,737,987        0.00%         1.40%       46.92%
1  AllianceBernstein Small Cap Growth Portfolio - Class A      8,794    10.32        90,724        0.00%         1.40%       46.75%
1  AllianceBernstein Small Cap Value Portfolio - Class A     273,205    14.27     3,898,966        0.52% +       1.40%       39.37%
1  AllianceBernstein Technology Portfolio - Class A          958,318    14.92    14,295,737        0.00%         1.40%       42.07%
1  AllianceBernstein Technology Portfolio - Class A           29,282    13.42       392,955        0.00%         1.40%       42.01%
2  AllianceBernstein Technology Portfolio - Class A               85    14.87         1,266        0.00%         1.45%       42.02%
3  AllianceBernstein Technology Portfolio - Class A               56    14.31           799        0.00%         1.25%       42.29%
4  AllianceBernstein Technology Portfolio - Class B          318,966     5.80     1,851,403        0.00%         1.40%       41.92%
1  AllianceBernstein Total Return Portfolio - Class A        571,207    22.66    12,942,571        2.65%         1.40%       17.40%
1  AllianceBernstein Total Return Portfolio - Class A         13,924    11.21       156,117        2.42%         1.40%       17.40%
2  AllianceBernstein Total Return Portfolio - Class A            126    22.59         2,845        2.62%         1.45%       17.33%
3  AllianceBernstein Total Return Portfolio - Class A          2,260    17.86        40,360        2.60%         1.25%       17.58%
1  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            726,253    16.06    11,661,155        3.07% +       1.40%        2.47%
3  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              1,933    16.26        31,425        2.94% +       1.25%        2.63%
4  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                             11,538    15.87       183,147        3.05% +       1.40%        2.15%
1  AllianceBernstein Utility Income Portfolio - Class A      214,286    16.84     3,608,026        3.10%         1.40%       18.24%
3  AllianceBernstein Utility Income Portfolio -Class A            89    16.35         1,463        3.14%         1.25%       18.37%
4  AllianceBernstein Value Portfolio -Class B                405,118    10.85     4,394,595        0.66%         1.40%       26.73%
1  AllianceBernstein Worldwide Privatization Portfolio -
   Class A                                                   220,767    19.90     4,392,970        1.06%         1.40%       41.43%
5  Delaware VIP Balanced Series -Standard class                5,911    27.47       162,358        3.62%         1.25%       17.74%

                                    VA A - 39

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights-Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income       Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)    Ratio (c)   Return (d)
----------------------------------------------------------  --------  -------  ------------  ----------   -----------  ----------
2003 - Continued
5  Delaware VIP Capital Reserves Series - Standard class     10,466  $ 21.85  $    228,650         4.00%         1.25%        3.30%
5  Delaware VIP Cash Reserves Series - Standard class        35,815    16.32       584,486         0.57%         1.25%       -0.67%
5  Delaware VIP Growth Opportunities Series - Standard
   class                                                     22,062    27.87       614,921         0.00%         1.25%       39.29%
5  Delaware VIP High Yield Series - Standard class            2,416    21.51        51,971         9.28%         1.25%       27.13%
5  Delaware VIP Value Series - Standard class                50,185    32.43     1,627,374         2.33%         1.25%       26.72%
1  Dreyfus Stock Index Fund, Inc. - Initial shares          112,272    16.59     1,862,520         1.44%         1.40%       26.54%
1  Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                    20,207    12.38       250,081         0.11%         1.40%       40.95%
1  Fidelity VIP Asset Manager Portfolio - Initial Class      52,494    15.08       791,642         3.59%         1.40%       16.36%
1  Fidelity VIP Contrafund Portfolio - Initial Class         51,731    14.39       744,387         0.44%         1.40%       26.67%
1  Fidelity VIP Growth Portfolio - Initial Class            134,139    14.71     1,972,868         0.28%         1.40%       30.97%
1  Fidelity VIP High Income Portfolio - Initial Class        22,070    10.61       234,209         7.30%         1.40%       25.44%
1  Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class                                                     38,782    15.63       606,031         4.18% +       1.40%        3.76%
1  Fidelity VIP Money Market Portfolio - Initial Class      134,114    12.36     1,658,063         0.99%         1.40%       -0.38%
1  Fidelity VIP Overseas Portfolio - Initial Class            5,640    12.70        71,638         0.90%         1.40%       41.44%
1  Mercury HW International VIP Portfolio                         -    10.53             -         0.21%         1.40%       27.01%
1  Merrill Lynch Basic Value V.I. Fund - Class I              5,844    15.47        90,423         1.18%         1.40%       31.36%
1  Merrill Lynch Core Bond V.I. Fund - Class I                5,400    13.09        70,702         3.85%         1.40%        3.33%
1  Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                        -     9.63             -         4.97%         1.40%       39.03%
1  Merrill Lynch Global Allocation V.I. Fund - Class I        4,466    12.37        55,237         3.26%         1.40%       32.86%
1  Merrill Lynch Global Growth V.I. Fund - Class I            1,632     7.75        12,657         1.16%         1.40%       31.63%
1  Merrill Lynch High Current Income V.I. Fund - Class I      3,525    11.40        40,167         8.92%         1.40%       26.33%
1  Merrill Lynch International Value V.I. Fund - Class I      2,030    11.63        23,605         2.78%         1.40%       10.43%
1  Merrill Lynch Large Cap Core V.I. Fund - Class I           1,315    12.90        16,962         0.45%         1.40%       29.67%
1  UBS U.S. Allocation Portfolio                             14,169    13.99       198,214         1.18%         1.40%       25.80%
1  Van Eck Worldwide Emerging Markets Fund                    5,701     9.62        54,822         0.08%         1.40%       52.15%
1  Van Eck Worldwide Hard Assets Fund                         1,328    11.29        14,995         0.41%         1.40%       43.10%

2002

1  AIM V.I. Capital Appreciation Fund - Series I shares      38,419     8.00       307,219         0.00%         1.40%      -25.41%
1  AIM V.I. International Growth Fund - Series I shares      15,673     8.00       125,454         0.49%         1.40%      -16.85%
1  AllianceBernstein Americas Government Income
   Portfolio - Class A                                      325,426    18.23     5,932,127         5.11% +       1.40%        9.45%
1  AllianceBernstein Global Bond Portfolio - Class A        107,346    15.00     1,609,759         0.94%         1.40%       15.29%
1  AllianceBernstein Global Bond Portfolio - Class A          1,451    11.62        16,857         0.17%         1.40%       15.29%
1  AllianceBernstein Global Dollar Government Portfolio
   - Class A                                                 96,972    21.66     2,100,507         7.87%         1.40%       14.53%
1  AllianceBernstein Growth and Income Portfolio -
   Class A                                                1,133,342    26.97    30,561,019         0.62%         1.40%      -23.14%
1  AllianceBernstein Growth and Income Portfolio -
   Class A                                                   65,785    17.04     1,121,150         0.72%         1.40%      -23.14%
2  AllianceBernstein Growth and Income Portfolio -
   Class A                                                       81    26.89         2,178         0.98%         1.45%      -23.18%
3  AllianceBernstein Growth and Income Portfolio -
   Class A                                                    8,774    27.26       239,187         0.78%         1.25%      -23.02%
4  AllianceBernstein Growth and Income Portfolio -
   Class B                                                  207,318    26.73     5,541,617         0.64%         1.40%      -23.35%
1  AllianceBernstein Growth Portfolio - Class A             844,714    16.65    14,068,557         0.00%         1.40%      -29.08%
1  AllianceBernstein Growth Portfolio - Class A              53,518    10.64       569,226         0.00%         1.40%      -29.08%
2  AllianceBernstein Growth Portfolio - Class A                  79    16.61         1,308         0.00%         1.45%      -29.11%
3  AllianceBernstein Growth Portfolio - Class A               1,048    16.84        17,643         0.00%         1.25%      -28.97%
4  AllianceBernstein Growth Portfolio - Class B             108,564    16.50     1,791,241         0.00%         1.40%      -29.26%
1  AllianceBernstein High Yield Portfolio - Class A         286,786     8.54     2,448,826         6.56%         1.40%       -4.38%
1  AllianceBernstein International Portfolio - Class A      405,947    10.26     4,164,540         0.05%         1.40%      -16.45%
3  AllianceBernstein International Portfolio - Class A        2,226    10.37        23,090         0.05%         1.25%      -16.33%
1  AllianceBernstein International Value Portfolio -
   Class A                                                   76,927     9.15       703,528         0.15%         1.40%       -6.47%
1  AllianceBernstein Money Market Portfolio - Class A       757,588    12.94     9,802,944         1.19%         1.40%       -0.30%

                                   VA A - 40

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income        Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)     Ratio (c)   Return (d)
---------------------------------------------------------  ---------  -------  ------------  -------------  ---------  -----------
2002 - Continued
3 AllianceBernstein Money Market Portfolio - Class A             949  $ 13.09  $     12,417        0.69%         1.25%       -0.15%
4 AllianceBernstein Money Market Portfolio - Class B         356,985    12.83     4,579,386        0.89%         1.40%       -0.55%
1 AllianceBernstein Premier Growth Portfolio - Class A     1,097,825    21.30    23,382,102        0.00%         1.40%      -31.61%
1 AllianceBernstein Premier Growth Portfolio - Class A        22,359     9.16       204,822        0.00%         1.40%      -31.61%
2 AllianceBernstein Premier Growth Portfolio - Class A            75    21.24         1,585        0.00%         1.45%      -31.64%
3 AllianceBernstein Premier Growth Portfolio - Class A         4,767    21.53       102,636        0.00%         1.25%      -31.51%
4 AllianceBernstein Premier Growth Portfolio - Class B       573,481     5.26     3,015,889        0.00%         1.40%      -31.80%
1 AllianceBernstein Quasar Portfolio - Class A               579,240     7.21     4,178,753        0.00%         1.40%      -32.72%
1 AllianceBernstein Quasar Portfolio - Class A                10,767     7.03        75,648        0.00%         1.40%      -32.72%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                    232,816    12.55     2,921,371        2.61%         1.40%        1.17%
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                      2,612    12.66        33,070        3.50%         1.25%        1.33%
1 AllianceBernstein Small Cap Value Portfolio - Class A      239,549    10.24     2,454,151        0.28% +       1.40%       -7.50%
1 AllianceBernstein Technology Portfolio - Class A         1,097,453    10.50    11,522,508        0.00%         1.40%      -42.52%
1 AllianceBernstein Technology Portfolio - Class A            33,799     9.45       319,238        0.00%         1.40%      -42.52%
2 AllianceBernstein Technology Portfolio - Class A                86    10.47           895        0.00%         1.45%      -42.55%
3 AllianceBernstein Technology Portfolio - Class A                56    10.06           564        0.00%         1.25%      -42.43%
4 AllianceBernstein Technology Portfolio - Class B           302,617     4.09     1,238,781        0.00%         1.40%      -42.62%
1 AllianceBernstein Total Return Portfolio - Class A         596,922    19.30    11,520,571        1.91% +       1.40%      -11.83%
1 AllianceBernstein Total Return Portfolio - Class A          16,875     9.55       161,157        2.21% +       1.40%      -11.83%
2 AllianceBernstein Total Return Portfolio - Class A             127    19.25         2,436        1.90% +       1.45%      -11.87%
3 AllianceBernstein Total Return Portfolio - Class A           2,260    15.19        34,334        1.90% +       1.25%      -11.69%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                      1,055,403    15.67    16,542,486        2.34%         1.40%        6.29%
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                          1,945    15.84        30,815        2.80%         1.25%        6.45%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                         14,057    15.54       218,399        2.04%         1.40%        6.05%
1 AllianceBernstein Utility Income Portfolio - Class A       228,027    14.24     3,247,754        1.85%         1.40%      -23.20%
3 AllianceBernstein Utility Income Portfolio - Class A            90    13.81         1,240        1.72%         1.25%      -23.09%
4 AllianceBernstein Value Portfolio - Class B                321,429     8.56     2,752,506        0.26%         1.40%      -14.16%
1 AllianceBernstein Worldwide Privitization Portfolio -
  Class A                                                    256,844    14.07     3,612,635        1.76%         1.40%       -5.52%
5 Delaware VIP Balanced Series                                 8,851    23.33       206,514        3.08%         1.25%      -17.31%
5 Delaware VIP Capital Reserves Series                        17,300    21.15       365,813        4.44%         1.25%        5.77%
5 Delaware VIP Cash Reserves Series                           10,741    16.43       176,427        1.21%         1.25%        0.00%
5 Delaware VIP Growth Opportunities Series                    32,309    20.01       646,456       13.90%         1.25%      -25.87%
5 Delaware VIP High Yield Series                               4,741    16.92        80,216       12.09%         1.25%        0.57%
5 Delaware VIP Large Cap Value Series                         87,712    25.59     2,244,867        1.69%         1.25%      -19.69%
1 Dreyfus Stock Index Fund - Initial shares                  126,112    13.11     1,652,800        1.29%         1.40%      -23.44%
1 Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                      22,222     8.78       195,115        0.30%         1.40%      -20.83%
1 Fidelity VIP Asset Manager Portfolio - Initial Class        57,744    12.96       748,527        4.20%         1.40%      -10.00%
1 Fidelity VIP Contrafund Portfolio - Initial Class           52,636    11.36       597,892        0.86%         1.40%      -10.61%
1 Fidelity VIP Growth Portfolio - Initial Class              157,583    11.23     1,769,169        0.28%         1.40%      -31.08%
1 Fidelity VIP High Income Portfolio - Initial Class          25,389     8.46       214,694       11.33%         1.40%        2.01%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                       46,570    15.06       701,384        3.33%         1.40%        8.81%
1 Fidelity VIP Money Market Portfolio - Initial Class        174,189    12.41     2,162,279        1.60%         1.40%        0.28%
1 Fidelity VIP Overseas Portfolio - Initial Class              9,956     8.98        89,442        0.90%         1.40%      -21.39%
1 Mercury HW International VIP Portfolio                       2,033     8.29        16,850        3.84%         1.40%      -12.77%
1 Merrill Lynch Basic Value V.I. Fund - Class I                5,475    11.78        64,487        1.04% +       1.40%      -18.91%
1 Merrill Lynch Core Bond V.I. Fund - Class I                  5,522    12.67        69,985        4.70%         1.40%        8.05%

                                   VA A - 41

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income        Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)     Ratio (c)   Return (d)
---------------------------------------------------------  ---------  -------  ------------  -------------  ---------  -----------
2002 - Continued
1  Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                       913  $  6.93  $      6,329        0.41%         1.40%      -11.49%
1  Merrill Lynch Global Allocation V.I. Fund - Class I         3,702     9.31        34,480        3.49%         1.40%       -9.42%
1  Merrill Lynch Global Growth V.I. Fund - Class I             1,186     5.89         6,981        0.11%         1.40%      -28.74%
1  Merrill Lynch High Current Income V.I. Fund - Class I       3,059     9.02        27,595       10.14%         1.40%       -2.83%
1  Merrill Lynch Large Cap Core V.I. Fund - Class I              955     9.95         9,501        0.82%         1.40%      -18.14%
1  UBS U.S. Allocation Portfolio                              26,509    11.12       294,661        0.95%         1.40%      -23.76%
2  UBS U.S. Allocation Portfolio                                   -    11.09             -        1.41%         0.75%      -23.80%
1  Van Eck Worldwide Emerging Markets Fund                     3,723     6.32        23,547        0.14%         1.40%       -4.25%
1  Van Eck Worldwide Hard Assets Fund                          1,365     7.89        10,771        0.72%         1.40%       -4.19%

2001
1  AIM V.I. Capital Appreciation Fund - Series I shares       44,333    10.72       475,271        0.00% +       1.40%      -24.34%
1  AIM V.I. International Growth Fund - Series I shares       22,954     9.63       220,972        0.29% +       1.40%      -24.62%
1  AllianceBernstein Americas Government Income Portfolio
   - Class A                                                 349,120    16.65     5,814,577        7.59% +       1.40%        2.12%
1  AllianceBernstein Global Bond Portfolio - Class A          87,796    13.01     1,141,981        0.00%         1.40%       -1.68%
1  AllianceBernstein Global Bond Portfolio - Class A             136    10.08         1,372        0.00%         1.40%       -1.67%
1  AllianceBernstein Global Dollar Government Portfolio
   - Class A                                                 104,670    18.91     1,979,677       11.33%         1.40%        7.83%
1  AllianceBernstein Growth and Income Portfolio
   - Class A                                               1,615,235    35.08    56,666,208        0.62% +       1.40%       -1.04%
1  AllianceBernstein Growth and Income Portfolio
   - Class A                                                 103,197    22.17     2,288,150        0.59% +       1.40%       -1.06%
2  AllianceBernstein Growth and Income Portfolio
   - Class A                                                     863    35.00        30,210        0.10% +       1.45%       -1.09%
3  AllianceBernstein Growth and Income Portfolio
   - Class A                                                  16,341    35.41       578,656        0.57% +       1.25%       -0.89%
4  AllianceBernstein Growth and Income Portfolio
   - Class B                                                 112,353    34.87     3,918,050        0.59% +       1.40%       -1.24%
1  AllianceBernstein Growth Portfolio - Class A            1,208,542    23.48    28,380,513        0.27% +       1.40%      -24.54%
1  AllianceBernstein Growth Portfolio - Class A               74,503    15.00     1,117,307        0.29% +       1.40%      -24.53%
2  AllianceBernstein Growth Portfolio - Class A                  516    23.43        12,093        0.08% +       1.45%      -24.59%
3  AllianceBernstein Growth Portfolio - Class A                1,466    23.70        34,750        0.13% +       1.25%      -24.44%
4  AllianceBernstein Growth Portfolio - Class B               73,965    23.33     1,725,274        0.16% +       1.40%      -24.71%
1  AllianceBernstein High Yield Portfolio - Class A          205,171     8.93     1,832,170        8.32%         1.40%        1.59%
1  AllianceBernstein International Portfolio - Class A       539,574    12.28     6,625,653        0.00% +       1.40%      -23.45%
3  AllianceBernstein International Portfolio - Class A         2,802    12.39        34,735        0.00% +       1.25%      -23.35%
1  AllianceBernstein International Value Portfolio
   - Class A                                                   7,540     9.78        73,725        0.00%         1.40%       -2.22%
1  AllianceBernstein Money Market Portfolio - Class A      1,377,871    12.98    17,883,292        3.46%         1.40%        2.12%
3  AllianceBernstein Money Market Portfolio - Class A          2,148    13.11        28,153        2.57%         1.25%        2.31%
4  AllianceBernstein Money Market Portfolio - Class B        233,702    12.90     3,014,530        3.57%         1.40%        1.89%
1  AllianceBernstein Premier Growth Portfolio - Class A    1,613,611    31.14    50,252,762        0.00% +       1.40%      -18.37%
1  AllianceBernstein Premier Growth Portfolio - Class A       24,801    13.39       332,198        0.00% +       1.40%      -18.38%
2  AllianceBernstein Premier Growth Portfolio - Class A          426    31.07        13,245        0.00% +       1.45%      -18.40%
3  AllianceBernstein Premier Growth Portfolio - Class A        8,040    31.44       252,757        0.00% +       1.25%      -18.24%
4  AllianceBernstein Premier Growth Portfolio - Class B      332,907     7.71     2,567,198        0.00% +       1.40%      -22.89%
1  AllianceBernstein Quasar Portfolio - Class A              718,114    10.72     7,700,003        0.00% +       1.40%      -13.94%
1  AllianceBernstein Quasar Portfolio - Class A               17,136    10.44       178,945        0.00% +       1.40%      -13.98%
1  AllianceBernstein Real Estate Investment Portfolio
   - Class A                                                 217,200    12.40     2,693,784        3.54%         1.40%        9.27%
3  AllianceBernstein Real Estate Investment Portfolio
   - Class A                                                   1,630    12.50        20,370          3.68%       1.25%        9.42%
1  AllianceBernstein Small Cap Value Portfolio - Class A     102,467    11.08     1,134,898          0.00%       1.40%       10.76%
1  AllianceBernstein Technology Portfolio - Class A        1,538,568    18.27    28,102,732        0.00% +       1.40%      -26.29%
1  AllianceBernstein Technology Portfolio - Class A           41,704    16.43       685,255        0.00% +       1.40%      -26.28%
2  AllianceBernstein Technology Portfolio - Class A              237    18.23         4,321        0.00% +       1.45%      -26.33%
3  AllianceBernstein Technology Portfolio - Class A              682    17.47        11,922        0.00% +       1.25%      -26.17%
4  AllianceBernstein Technology Portfolio - Class B          160,981     7.13     1,148,444        0.00% +       1.40%      -28.66%
1  AllianceBernstein Total Return Portfolio - Class A        712,271    21.89    15,590,809        2.15% +       1.40%        0.82%

                                   VA A - 42

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                       Unit                    Income        Expense      Total
Sub-accounts                                                Units(a)   Value    Net Assets    Ratio (b)     Ratio (c)   Return (d)
----------------------------------------------------------  --------  -------  ------------  -------------  ---------  -----------
2001 - Continued
1  AllianceBernstein Total Return Portfolio - Class A         21,665  $ 10.83  $    234,655        3.19% +       1.40%        0.85%
2  AllianceBernstein Total Return Portfolio - Class A            127    21.84         2,774        1.56% +       1.45%        0.79%
3  AllianceBernstein Total Return Portfolio - Class A          2,261    17.20        38,887        1.58% +       1.25%        1.01%
1  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            619,083    14.75     9,129,508        3.97%         1.40%        6.40%
3  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              1,725    14.89        25,671        2.63%         1.25%        6.55%
4  AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                             10,513    14.65       154,028        7.22%         1.40%        6.09%
1  AllianceBernstein Utility Income Portfolio - Class A      332,091    18.55     6,159,024        4.22% +       1.40%      -23.58%
3  AllianceBernstein Utility Income Portfolio - Class A           90    17.95         1,618       11.27% +       1.25%      -23.48%
4  AllianceBernstein Value Portfolio - Class B               212,874     9.98     2,123,656        0.00%         1.40%       -0.24%
1  AllianceBernstein Worldwide Privitization Portfolio
   - Class A                                                 350,467    14.89     5,217,750        0.24% +       1.40%      -18.47%
5  Delaware VIP Balanced Series                                9,627    28.22       271,658        2.58%         1.25%       -8.81%
5  Delaware VIP Capital Reserves Series                       15,589    19.99       311,627        2.32%         1.25%        6.91%
5  Delaware VIP Cash Reserves Series                          12,132    16.42       199,267        3.95%         1.25%        2.59%
5  Delaware VIP Growth Opportunities Series                   62,802    26.99     1,695,119        0.00% +       1.25%      -16.84%
5  Delaware VIP High Yield Series                              7,738    16.82       130,168        9.89%         1.25%       -5.30%
5  Delaware VIP Large Cap Value Series                       107,096    31.87     3,412,903        0.19%         1.25%       -5.09%
1  Dreyfus Stock Index Fund - Initial shares                 170,684    17.12     2,921,961        1.01% +       1.40%      -13.41%
1  Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                     20,699    11.09       229,547        0.07%         1.40%       -2.89%
1  Fidelity VIP Asset Manager Portfolio - Initial Class       76,408    14.40     1,100,492        3.97% +       1.40%       -5.43%
1  Fidelity VIP Contrafund Portfolio - Initial Class          47,602    12.71       604,888        0.82% +       1.40%      -13.50%
1  Fidelity VIP Growth Portfolio - Initial Class             205,699    16.29     3,350,724        0.08% +       1.40%      -18.80%
1  Fidelity VIP High Income Portfolio - Initial Class         36,925     8.29       306,107       13.17%         1.40%      -12.92%
1  Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class                                                      45,499    13.84       629,859        5.14%         1.40%        6.98%
1  Fidelity VIP Money Market Portfolio - Initial Class       265,588    12.38     3,287,656        4.15%         1.40%        2.73%
1  Fidelity VIP Overseas Portfolio - Initial Class            13,173    11.43       150,544        6.70% +       1.40%      -22.26%
1  Mercury HW International VIP Portfolio                      2,035     9.50        19,341        2.34% +       1.40%      -14.12%
1  Merrill Lynch Basic Value V.I. Fund - Class I               5,481    14.52        79,607        0.95% +       1.40%        2.79%
1  Merrill Lynch Core Bond V.I. Fund - Class I                 5,695    11.73        66,793        5.66%         1.40%        5.19%
1  Merrill Lynch Developing Capital Markets V.I. Fund
   - Class I                                                     914     7.84         7,158        0.92%         1.40%        0.07%
1  Merrill Lynch Global Allocation V.I. Fund - Class I         3,706    10.28        38,106        1.43%         1.40%      -10.12%
1  Merrill Lynch Global Growth V.I. Fund - Class I             1,187     8.26         9,807        0.91%         1.40%      -24.14%
1  Merrill Lynch High Current Income V.I. Fund - Class I       3,062     9.28        28,428       11.01%         1.40%        2.58%
1  Merrill Lynch Large Cap Core V.I. Fund - Class I              956    12.15        11,618        0.80%         1.40%       -8.70%
1  UBS U.S. Allocation Portfolio                              40,070    14.58       584,198        2.28% +       1.40%      -13.63%
2  UBS U.S. Allocation Portfolio                                 859    14.56        12,497        2.26% +       0.75%      -13.67%
1  Van Eck Worldwide Emerging Markets Fund                     2,108     6.61        13,924        0.00%         1.40%       -3.15%
1  Van Eck Worldwide Hard Assets Fund                            973     8.24         8,015        1.69%         1.40%      -11.72%

Footnotes
  1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
  2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
  3  Profile product.
  4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
  5  Variable Annuity product.
  6  Vanguard SPIA product.

                                   VA A - 43

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on the net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(c) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

   + The investment income ratio has been restated due to a misclassification in prior years of short-term and/or long-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

  ** Formerly AllianceBernstein Quasar Portfolio.

 *** Formerly Delaware VIP Large Cap Value Series.

**** Formerly Vanguard VIF Short-Term Corporate Portfolio.

                                   VA A - 44

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of long-term and short-term capital gains within several Sub-accounts. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. Prior to the year ended Cecember 31, 2002, the Company classified long-term and short-term capital gains as dividends from mutual funds. GAAP requires long-term and short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Sub-accounts, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003, 2002 and 2001, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                                                                      For the Year Ended December 31, 2003
                                                                             -----------------------------------------------------
                                                                                 Net Investment         Capital Gain Distributions
                                                                                 Income (Loss)             from Mutual Funds
                                                                             ----------------------   ----------------------------
                                                                             Originally                 Originally
Sub-accounts                                                                   stated     Restated        stated      Restated
---------------------------------------------------------------------------  ----------  ----------   ------------  --------------
AllianceBernstein Small Cap Value Portfolio - Class A                        $    4,737  $  (23,252)  $     11,290    $    39,279
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A     343,742     233,253          4,652        115,141
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B       4,796       3,163             69          1,702
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                     24,640      18,068          3,034          9,606

                                                                                   Investment Income Ratio
                                                            -----------------------------------------------------------------------
                                                              For the Year Ended      For the Year Ended      For the Year Ended
                                                               December 31, 2003       December 31, 2002       December 31, 2001
                                                            ----------------------  ----------------------  -----------------------
                                                            Originally              Originally              Originally
Sub-accounts                                                  stated     Restated     stated     Restated     stated      Restated
----------------------------------------------------------  ----------  ----------  ----------  ----------  ----------  -----------
1  AIM V.I. Capital Appreciation Fund - Series I shares            n/a         n/a         n/a         n/a        6.54%        0.00%
1  AIM V.I. International Growth Fund - Series I shares            n/a         n/a         n/a         n/a        2.64%        0.29%
1  AllianceBernstein Americas Government Income Portfolio
   - Class A                                                       n/a         n/a        5.19%       5.11%       8.63%        7.59%
1  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        5.14%        0.62%
1  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        4.97%        0.59%
2  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        0.85%        0.10%
3  AllianceBernstein Growth and Income Portfolio - Class A         n/a         n/a         n/a         n/a        4.80%        0.57%
4  AllianceBernstein Growth and Income Portfolio - Class B         n/a         n/a         n/a         n/a        5.33%        0.59%
1  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a       14.33%        0.27%
1  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a       15.08%        0.29%
2  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a        4.21%        0.08%
3  AllianceBernstein Growth Portfolio - Class A                    n/a         n/a         n/a         n/a        6.95%        0.13%
4  AllianceBernstein Growth Portfolio - Class B                    n/a         n/a         n/a         n/a       16.11%        0.16%
1  AllianceBernstein International Portfolio - Class A             n/a         n/a         n/a         n/a        5.66%        0.00%
3  AllianceBernstein International Portfolio - Class A             n/a         n/a         n/a         n/a        4.91%        0.00%
1  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        5.48%        0.00%
1  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        6.28%        0.00%
2  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        5.18%        0.00%
3  AllianceBernstein Premier Growth Portfolio - Class A            n/a         n/a         n/a         n/a        5.02%        0.00%
4  AllianceBernstein Premier Growth Portfolio - Class B            n/a         n/a         n/a         n/a        2.51%        0.00%
1  AllianceBernstein Quasar Portfolio - Class A                    n/a         n/a         n/a         n/a        3.12%        0.00%
1  AllianceBernstein Quasar Portfolio - Class A                    n/a         n/a         n/a         n/a        4.42%        0.00%

                                   VA A - 45

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                                                   Investment Income Ratio
                                                            -----------------------------------------------------------------------
                                                              For the Year Ended      For the Year Ended      For the Year Ended
                                                               December 31, 2003       December 31, 2002       December 31, 2001
                                                            ----------------------  ----------------------  -----------------------
                                                            Originally              Originally              Originally
Sub-accounts                                                  stated     Restated     stated     Restated     stated      Restated
----------------------------------------------------------  ----------  ----------  ----------  ----------  ----------  -----------
1  AllianceBernstein Small Cap Value Portfolio - Class A          1.40%       0.52%       0.40%       0.28%        n/a          n/a
1  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a        7.80%        0.00%
1  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a        8.13%        0.00%
2  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a        7.61%        0.00%
3  AllianceBernstein Technology Portfolio - Class A                n/a         n/a         n/a         n/a       16.17%        0.00%
4  AllianceBernstein Technology Portfolio - Class B                n/a         n/a         n/a         n/a        3.91%        0.00%
1  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        2.59%       1.91%       5.93%        2.15%
1  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        3.00%       2.21%       8.80%        3.19%
2  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        2.58%       1.90%       4.35%        1.56%
3  AllianceBernstein Total Return Portfolio - Class A              n/a         n/a        2.58%       1.90%       4.35%        1.58%
1  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                            3.85%       3.07%        n/a         n/a         n/a          n/a
3  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                            3.69%       2.94%        n/a         n/a         n/a          n/a
4  AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B                                            3.86%       3.05%        n/a         n/a         n/a          n/a
1  AllianceBernstein Utility Income Portfolio - Class A            n/a         n/a         n/a         n/a        4.96%        4.22%
3  AllianceBernstein Utility Income Portfolio - Class A            n/a         n/a         n/a         n/a       13.23%       11.27%
1  AllianceBernstein Worldwide Privitization Portfolio
   - Class A                                                       n/a         n/a         n/a         n/a        5.98%        0.24%
5  Delaware VIP Growth Opportunities Series                        n/a         n/a         n/a         n/a       11.24%        0.00%
1  Dreyfus Stock Index Fund - Initial shares                       n/a         n/a         n/a         n/a        1.48%        1.01%
1  Fidelity VIP Asset Manager Portfolio - Initial Class            n/a         n/a         n/a         n/a        5.46%        3.97%
1  Fidelity VIP Contrafund Portfolio - Initial Class               n/a         n/a         n/a         n/a        3.73%        0.82%
1  Fidelity VIP Growth Portfolio - Initial Class                   n/a         n/a         n/a         n/a        7.68%        0.08%
1  Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class                                                          5.18%       4.18%        n/a         n/a         n/a          n/a
1  Fidelity VIP Overseas Portfolio - Initial Class                 n/a         n/a         n/a         n/a       17.30%        6.70%
1  Mercury HW International VIP Portfolio                          n/a         n/a         n/a         n/a        4.67%        2.34%
1  Merrill Lynch Basic Value V.I. Fund - Class I                   n/a         n/a        1.41%       1.04%       5.95%        0.95%
1  UBS U.S. Allocation Portfolio                                   n/a         n/a         n/a         n/a        8.06%        2.28%
2  UBS U.S. Allocation Portfolio                                   n/a         n/a         n/a         n/a        8.01%        2.26%

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3    Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5    Variable Annuity product.
n/a  The investment income ratio did not change.

                                   VA A - 46

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)





                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2003 and 2002 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 29, 2005

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                 December 31,      December 31,
                                                                     2004              2003
                                                               ---------------   ---------------
                                                                                    (Restated)
Assets

Investments:
Fixed maturities:
        Bonds available for sale, at fair value                $     8,083,232   $     7,791,941
        (cost: 2004 - $7,509,178; 2003 - $7,282,256)
Equity securities available for sale, at fair value                      1,807             1,652
        (cost: 2004 - $1,837; 2003 - $994)
Mortgage loans on real estate                                          368,752           414,008
Policy loans                                                            11,258            11,115
Other long-term investments                                             55,608            79,779
Short-term investments, at cost (approximates fair value)               15,157            93,935
                                                               ---------------   ---------------
    Total investments                                                8,535,814         8,392,430
Cash                                                                     2,282             2,275
Investment income due and accrued                                      119,047           116,023
Reinsurance assets                                                      46,974            37,266
Deferred policy acquisition costs                                       65,126            85,908
Amounts due from related parties                                         9,396            17,525
Other assets                                                            16,264             8,629
Assets held in separate accounts                                       204,782           216,087
                                                               ---------------   ---------------
    Total assets                                               $     8,999,685   $     8,876,143
                                                               ===============   ===============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                 December 31,      December 31,
                                                                     2004              2003
                                                               ---------------   ---------------
                                                                                    (Restated)
Liabilities

  Policyholders' contract deposits                             $     4,913,931   $     5,059,693
  Future policy benefits for life and accident
    and health insurance contracts                                   2,565,402         2,347,473
  Reserve for unearned premiums                                          1,425             5,338
  Policy and contract claims                                            75,310            61,034
  Income taxes payable                                                  81,688            58,520
  Derivative liabilities, at fair value                                 21,933            19,448
  Amounts due to related parties                                        18,200                 -
  Other liabilities                                                     47,634           185,825
  Liabilities related to separate accounts                             204,782           216,087
                                                               ---------------   ---------------
          Total liabilities                                          7,930,305         7,953,418
                                                               ---------------   ---------------
Shareholder's equity

  Common stock, $200 par value; 16,125 shares
    authorized, issued and outstanding                                   3,225             3,225
  Additional paid-in capital                                           238,025           238,025
  Accumulated other comprehensive income                               294,796           249,925
  Retained earnings                                                    533,334           431,550
                                                               ---------------   ---------------
          Total shareholder's equity                                 1,069,380           922,725
                                                               ---------------   ---------------
Total liabilities and shareholder's equity                     $     8,999,685   $     8,876,143
                                                               ===============   ===============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Revenues:
  Premiums and other considerations                $    424,185    $    390,408   $    216,291
  Net investment income                                 548,964         545,549        536,071
  Realized capital gains (losses)                       (15,833)            743        (95,214)
                                                   ------------    ------------   ------------
          Total revenues                                957,316         936,700        657,148
                                                   ------------    ------------   ------------
Benefits and expenses:
  Death and other benefits                              365,809         324,239        305,223
  Increase in future policy benefits                    159,285         161,385         (3,319)
  Interest credited on policyholder contract
    deposits                                            209,198         221,986        280,974
  Insurance acquisition and other
    operating expenses                                   66,543          79,891         53,790
                                                   ------------    ------------   ------------
          Total benefits and expenses                   800,835         787,501        636,668
                                                   ------------    ------------   ------------
Income before income taxes                              156,481         149,199         20,480
                                                   ------------    ------------   ------------
Income taxes:
     Current                                             61,033          32,870         27,028
     Deferred                                            (6,389)         19,573        (19,351)
                                                   ------------    ------------   ------------
          Total income tax expense                       54,644          52,443          7,677
                                                   ------------    ------------   ------------
Net income before cumulative effect
  of accounting change                                  101,837          96,756         12,803
Cumulative effect of accounting change,
  net of tax                                                (53)              -              -
                                                   ------------    ------------   ------------
Net income                                         $    101,784    $     96,756   $     12,803
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Common stock
Balance at beginning and end of year               $      3,225    $      3,225   $      3,225
                                                   ------------    ------------   ------------
Additional paid-in capital
Balance at beginning of year                            238,025         238,025        197,025
Capital contributions from parent                             -               -         41,000
                                                   ------------    ------------   ------------
Balance at end of year                                  238,025         238,025        238,025
                                                   ------------    ------------   ------------
Accumulated other comprehensive income
  Balance at beginning of year                          249,925         164,210         39,124
  Adjustment (See Note 15)                                    -               -         28,470
                                                   ------------    ------------   ------------
  Balance, as adjusted                                  249,925         164,210         67,594
  Change in net unrealized appreciation of
    investments - net of reclassifications               71,158         136,176        159,465
     Deferred income tax expense on
       above changes                                    (26,218)        (46,313)       (53,088)
  Change in net derivative losses arising from
    cash flow hedging activities                           (107)         (6,381)       (15,017)
  Deferred income tax benefit on above changes               38           2,233          5,256
                                                   ------------    ------------   ------------
 Balance at end of year                                 294,796         249,925        164,210
                                                   ------------    ------------   ------------
Retained earnings
Balance at beginning of year                            431,550         334,794        333,626
Adjustment (See Note 15)                                      -               -        (11,635)
                                                   ------------    ------------   ------------
Balance, as adjusted                                    431,550         334,794        321,991
Net income                                              101,784          96,756         12,803
                                                   ------------    ------------   ------------
Balance at end of year                                  533,334         431,550        334,794
                                                   ------------    ------------   ------------
Total shareholder's equity                         $  1,069,380    $    922,725   $    740,254
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                       2004            2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Cash flows from operating activities:
  Net income                                       $    101,784    $     96,756   $     12,803
Adjustments to reconcile net income to net
  cash provided by operating activities:
     Change in insurance reserves                       228,292         185,168       (139,000)
     Change in accounting principles                         53               -              -
     Change in reinsurance assets                        (9,708)          6,859        151,731
     Change in deferred policy acquisition costs         28,063          42,441        (40,814)
     Interest credited to policyholder contracts        209,198         221,986        280,974
     Change in other policyholders' contracts           (10,870)         19,270       (167,313)
     Change in investment income due and accrued         (3,024)         (1,634)       (17,535)
     Realized capital (gains) losses                     15,833            (743)        95,214
     Change in income taxes - net                        (3,012)         (4,211)       (13,036)
     Change in reserves for commissions, expenses
       and taxes                                         (1,622)            260         (2,058)
     Amortization of premiums and discounts on
       securities                                       (18,423)        (22,912)       (15,106)
     Change in other assets and liabilities - net      (107,665)         47,466        135,188
                                                   ------------    ------------   ------------
Net cash provided by operating activities               428,899         590,706        281,048
                                                   ------------    ------------   ------------
Cash flows from investing activities:
     Sale of fixed maturities                         1,660,282       2,143,951      1,642,037
     Cost of fixed maturities, matured or redeemed      387,337         441,382        759,609
     Sale of equity securities                            2,842          13,053         12,499
     Sale of real estate                                      -               -         36,098
     Purchase of fixed maturities                    (2,262,149)     (2,759,575)    (3,447,345)
     Purchase of equity securities                       (2,935)         (3,263)          (519)
     Purchase of real estate                             (2,110)            721              -
     Mortgage loans funded                              (46,726)        (87,200)       (30,695)
     Repayments of mortgage loans                        91,915          37,641         48,014
     Change in policy loans                                (143)           (755)          (148)
     Change in short-term investments                    78,778         (61,658)        36,342
     Change in other long-term investments                4,272          20,893            369
     Other - net                                          3,835          (3,676)       (49,806)
                                                   ------------    ------------   ------------
Net cash used in investing activities                   (84,802)       (258,486)      (993,545)
                                                   ------------    ------------   ------------
Cash flows from financing activities:
     Deposits on policyholder contracts                 156,631         260,495      1,109,206
     Withdrawals on policyholder contracts             (500,721)       (590,440)      (437,721)
     Capital contribution from parent                         -               -         41,000
                                                   ------------    ------------   ------------
Net cash provided by (used in) financing
  activities                                           (344,090)       (329,945)       712,485
                                                   ------------    ------------   ------------
Change in cash                                                7           2,275            (12)
Cash at beginning of year                                 2,275               -             12
                                                   ------------    ------------   ------------
Cash at end of year                                $      2,282    $      2,275   $          -
                                                   ============    ============   ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                        2004           2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
Net income                                         $    101,784    $     96,756   $     12,803
Other comprehensive income
Change in net unrealized  appreciation of
  investments - net of reclassifications                 71,158         136,176        159,465
    Deferred income tax expense on above
      changes                                           (26,218)        (46,313)       (53,088)
Change in net derivative  losses arising from
  cash flow hedging activities                             (107)         (6,381)       (15,017)
    Deferred income tax benefit on above changes             38           2,233          5,256
                                                   ------------    ------------   ------------
Other comprehensive income                               44,871          85,715         96,616
                                                   ------------    ------------   ------------
Comprehensive income                               $    146,655    $    182,471   $    109,419
                                                   ============    ============   ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.      Nature of Operations

                American International Life Assurance Company of New York (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, U.S. Virgin Islands, Canada and Guam.

2.      Summary of Significant Accounting Policies

        (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                    2004          2003
                                                ------------  ------------
                Statutory net income             $   94,673     $  89,931
                Statutory capital and surplus    $  565,893     $ 496,240

                The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.      Summary of Significant Accounting Policies - (continued):

        (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

        (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividends dates. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

                Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholder's equity.

                Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

                In general, a security is considered a candidate for impairment if it meets any of the following criteria: (a) Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); (b) The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
                (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or (c) In the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

                Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

                Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

2.      Summary of Significant Accounting Policies - (continued):

                Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

                Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net investment income, consistent with the equity method of accounting.

                Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

                Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

2.      Summary of Significant Accounting Policies - (continued):

        (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews, for recoverability, the carrying amount of DAC at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

                DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

        (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.      Summary of Significant Accounting Policies - (continued):

        (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

                Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

                For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

                Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

        (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

        (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

        (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities

2.      Summary of Significant Accounting Policies - (continued):

                for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

        (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

                Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

        (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

                The Company recognizes all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

                On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

                During 2004, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized capital gains (losses).

2.      Summary of Significant Accounting Policies - (continued):

        (m) Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation.

        (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has
                (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

                The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

                The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

                The following VIE activities are not consolidated by the Company under FIN46R:

                (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

                (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

2.      Summary of Significant Accounting Policies - (continued):

                (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

                In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $53,000, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

                In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-01 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-01. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

2.      Summary of Significant Accounting Policies - (continued):

                In December 2004, the FASB issued Statement No. 123 (revised
                2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.      Investment Information

        (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                       Years ended December 31,
                                             -------------------------------------------
                                                 2004            2003           2002
                                             ------------    ------------   ------------
                                                              (Restated)     (Restated)
        Fixed maturities                     $    512,526    $    510,472   $    490,780
        Equity securities                           2,556             331            860
        Mortgage loans                             30,851          31,058         31,862
        Policy loans                                  780             744            738
        Cash and short-term investments               488             903          2,029
        Other long-term investments                 6,339           8,131         13,014
                                             ------------    ------------   ------------
          Total investment income                 553,540         551,639        539,283
          Investment expenses                      (4,576)         (6,090)        (3,212)
                                             ------------    ------------   ------------
        Net investment income                $    548,964    $    545,549   $    536,071
                                             ============    ============   ============

        (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                             Years ended December 31,
                                                   -------------------------------------------
                                                        2004           2003           2002
                                                   ------------    ------------   ------------
                                                                    (Restated)     (Restated)
        Realized gains (losses) on investments:
        Fixed maturities                           $        634    $      3,844   $    (42,312)
        Equity securities                                   703           1,156         (2,904)
        Mortgage loans                                        -            (722)             -
        Other long-term investments                     (17,170)         (3,535)       (49,998)
                                                   ------------    ------------   ------------
           Realized gains (losses)                 $    (15,833)   $        743   $    (95,214)
                                                   ============    ============   ============
        Change in net unrealized appreciation
          (depreciation) of investments:
        Fixed maturities                           $     64,369    $    180,242   $    226,031
        Equity securities                                  (688)            654          2,181
        Deferred policy acquisition costs                 7,477         (44,555)       (68,692)
        Other                                                 -            (165)           (55)
        Derivative assets                                  (107)         (6,381)       (15,017)
                                                   ------------    ------------   ------------
           Change in net unrealized appreciation
             (depreciation) of investments         $     71,051    $    129,795   $    144,448
                                                   ============    ============   ============

                During 2004, 2003 and 2002, gross gains of $28,807,000,
                $61,092,000 and $67,334,000, respectively, and gross losses of $28,173,000, $57,848,000 and $156,746,000, respectively, were realized on dispositions of fixed maturities. The 2004, 2003 and 2002 losses include writedowns of $5,886,000, $36,639,000 and $39,054,000, respectively, for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                During 2004, 2003 and 2002, gross gains of $703,000, $1,177,000 and $465,000, respectively, and gross losses of $0, $21,000, and $3,369,000, respectively, were realized on dispositions of equity securities.

                The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands):

                                      12 months or less      Greater than 12 months           Total
                                    ----------------------   ----------------------   -----------------------
                                                 Unrealized                Unrealized              Unrealized
        December 31, 2004          Fair Value      Losses    Fair Value      Losses   Fair Value     Losses
        -----------------          ----------    ----------  ----------   ----------  ----------   ----------
        Fixed maturities            $678,359      $18,895     $215,835      $14,959    $894,194     $33,854
        Equity Securities              1,497          170            -            -       1,497         170
                                    --------      -------     --------      -------    --------     -------
        Total                       $679,856      $19,065     $215,835      $14,959    $895,691     $34,024
                                    ========      =======     ========      =======    ========     =======

        (c)     Amortized Cost and Fair Value of Fixed Maturities and Equity
                Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                      Gross         Gross
                                                    Amortized      Unrealized     Unrealized        Fair
        2004                                           Cost           Gains         Losses          Value
        ----                                       ------------   ------------   ------------   ------------
        Fixed maturities:
           U.S. Government and government
             agencies and authorities              $     80,881   $     14,737   $          5   $     95,613
           Foreign Governments                           35,934          3,289             19         39,204
           States, municipalities and
             political subdivisions                      65,719          7,953            603         73,069
           Mortgage-backed securities                   899,067         46,010          4,119        940,958
           All other corporate                        6,427,577        535,919         29,108      6,934,388
                                                   ------------   ------------   ------------   ------------
        Total fixed maturities                     $  7,509,178   $    607,908   $     33,854   $  8,083,232
                                                   ============   ============   ============   ============
           Equity securities                       $      1,837   $        140   $        170   $      1,807
                                                   ============   ============   ============   ============

                                                                      Gross         Gross
                                                    Amortized      Unrealized     Unrealized        Fair
        2003                                           Cost           Gains         Losses          Value
        ----                                       ------------   ------------   ------------   ------------
                                                    (Restated)     (Restated)     (Restated)     (Restated)
        Fixed maturities:
          U.S. Government and government
            agencies and authorities               $     84,724   $     18,337   $         19   $    103,042
          Foreign Governments                            25,664          2,450              -         28,114
          States, municipalities and
            political subdivisions                       41,841          7,748              -         49,589
          Mortgage-backed securities                    895,528         40,151          1,532        934,147
          All other corporate                         6,234,499        487,843         45,293      6,677,049
                                                   ------------   ------------   ------------   ------------
        Total fixed maturities                     $  7,282,256   $    556,529   $     46,844   $  7,791,941
                                                   ============   ============   ============   ============
         Equity securities                         $        994   $        658    $         -   $      1,652
                                                   ============   ============   ============   ============

                The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized         Fair
                                                       Cost           Value
                                                   ------------   ------------
        Fixed maturity securities, excluding
          mortgage-backed securities:
            Due in one year or less                $    178,254   $    181,698
            Due after one year through five years       945,610        995,123
            Due after five years through ten years    1,932,865      2,070,009
            Due after ten years                       3,553,382      3,895,444
        Mortgage-backed securities                      899,067        940,958
                                                   ------------   ------------
           Total fixed maturity securities         $  7,509,178   $  8,083,232
                                                   ============   ============

        (d)     Net Unrealized Gains (Losses) on Fixed Maturities and Equity
                Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                       2004            2003          2002
                                                   ------------    ------------  ------------
                                                                    (Restated)    (Restated)
        Gross unrealized gains                     $    608,048    $    557,187  $    501,298
        Gross unrealized losses                         (34,024)        (46,844)     (171,686)
        Deferred policy acquisition costs              (105,770)       (113,247)      (68,692)
        Deferred income tax expense                    (161,051)       (134,833)      (88,520)
                                                   ------------    ------------  ------------
           Net unrealized gains on securities      $    307,203    $    262,263  $    172,400
                                                   ============    ============  ============

        (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $531,122,642 and $596,986,014, respectively, and an aggregate market value of $553,047,938 and $597,928,332, respectively.

        (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

        (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

        (h) Statutory Deposits: Securities with a carrying value of $6,458,281 and $6,520,968 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

        (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 49% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 19% by properties located in the West region, 11% by properties located in the Mid-Atlantic region and 6% in the Mid-West region. No more than 5% of the portfolio was secured by properties in any other region.

                At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 33% for office, 20% for residential, 19% for retail, 17% for hotel/motel, 6% for industrial, and 5% other.

4.      Deferred Policy Acquisition Costs

        The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                            Years ended December 31,
                                                   ------------------------------------------
                                                       2004           2003           2002
                                                   ------------   ------------   ------------
        Balance at beginning of year               $     85,908   $    173,205   $    198,453
        Acquisition costs deferred                        2,883          4,713         59,400
        Amortization charged to income                  (31,142)       (47,455)       (15,160)
        Effect of net unrealized gains/losses             7,477        (44,555)       (68,692)
        Deferred policy acquisition costs
          transfer for terminated reinsurance                 -              -           (796)
                                                   ------------   ------------   ------------
        Balance at end of year                     $     65,126   $     85,908   $    173,205
                                                   ============   ============   ============

        During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.      Policyholder Contract Deposits and Future Policy Benefits

        (a) The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2004 and 2003 follows (in thousands):

                                                       2004           2003
                                                   ------------   ------------
        Policyholder contract deposits:
        Annuities                                  $  4,356,244   $  4,467,621
        Guaranteed investment contracts (GICs)          356,245        393,674
        Universal life                                  113,913        112,732
        Corporate-owned life insurance                   34,111         32,516
        Other investment contracts                       53,418         53,150
                                                   ------------   ------------
                                                   $  4,913,931   $  5,059,693
                                                   ============   ============

                                                       2004           2003
                                                   ------------   ------------
        Future policy benefits:
        Ordinary life                              $     18,946   $     19,951
        Group life                                       26,849         23,304
        Life contingent annuities                     1,347,729      1,150,861
        Terminal funding                              1,120,582      1,121,810
        Accident and health                              51,296         31,547
                                                   ------------   ------------
                                                   $  2,565,402   $  2,347,473
                                                   ============   ============

        (b) The liability for policyholder contract deposits has been established based on the following assumptions:

                (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

                (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.0 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

                (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.58 percent.

                (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of
                        4.5 percent to 5.55 percent and guarantees ranging from
                        4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.      Policyholder Contract Deposits and Future Policy Benefits - (continued):

        (c) The liability for future policy benefits has been established based upon the following assumptions:

                (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of
                        7.62 percent and grade to not less than 3.78 percent.

                (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 9.2 percent.

6.      Reserves for Guaranteed Benefits

        Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                   Return of Net Deposits
                                                   Plus a Minimum Return
                                                   ----------------------
                                                    (dollars in millions)
        Account value                                     $ 190
        Net amount at risk (a)                               11
        Average attained age of contract holders             66
        Range of GMDB increase rates (b)               0.00%-10.00%

                (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                (b)     Reinsured with top rated carriers.

        The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                  (In thousands)
        Balance at January 1, 2004 (b)             $         81
        Guaranteed benefits incurred                        225
        Guaranteed benefits paid                           (256)
                                                   ------------
        Balance at December 31, 2004               $         50
                                                   ============

                (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-01.

        The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

        .       Data used was 1,000 stochastically generated investment
                performance scenarios.
        .       Mean investment performance assumption was 10%.
        .       Volatility assumption was 16%.
        .       Mortality was assumed to be 87.5% of the 1983a table.
        .       Lapse rates vary by contract type and duration and range from 5%
                to 25% with an average of 15%.
        .       The discount rate was 8%.

7.      Income Taxes

        (a)     Income tax liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                   ---------------------------
                                                       2004           2003
                                                   ------------   ------------
                                                                   (Restated)
        Current tax receivables                    $     26,343   $     29,720
        Net deferred tax liabilities                   (108,031)       (88,240)
                                                   ------------   ------------
        Income taxes payable                       $    (81,688)  $    (58,520)
                                                   ============   ============

        The components of deferred tax assets and liabilities were as follows (in thousands):

                                                     Years ended December 31,
                                                   ---------------------------
                                                       2004           2003
                                                   ------------   ------------
                                                                   (Restated)
        Deferred tax assets:
          Policy reserves                          $     60,539   $     49,977
          Other                                           2,137          8,815
                                                   ------------   ------------
                                                         62,676         58,792
                                                   ------------   ------------
        Deferred tax liabilities:
          Net unrealized gains on debt and
            equity securities available for sale   $    154,790   $    128,539
          Deferred policy acquisition costs               5,546         10,897
          Basis differential of investments               6,546          3,613
          Other                                           3,825          3,983
                                                   ------------   ------------
                                                        170,707        147,032
                                                   ------------   ------------
        Net deferred tax liabilities               $   (108,031)  $    (88,240)
                                                   ============   ============

        (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2004, the Company had approximately $2.9 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $1,008,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

        (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                            Years ended December 31,
                                                   ------------------------------------------
                                                       2004           2003           2002
                                                   ------------   ------------   ------------
                                                                   (Restated)     (Restated)
        Income tax expense at statutory
          percentage of GAAP pretax income         $     54,768   $     52,220   $      7,168
        State income tax                                    510            892            815
        Prior year true-ups                                (696)          (549)          (495)
        Other                                                62           (120)           189
                                                   ------------   ------------   ------------
              Income tax expense                   $     54,644   $     52,443   $      7,677
                                                   ============   ============   ============

        (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.      Commitments and Contingencies

                The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

9.      Derivative Financial Instruments

        (a)     Use of Derivative Financial Instruments:
                The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

                Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

        (b)     Interest Rate and Currency Swap Agreements:
                Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

                Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

                The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholder's equity, consistent with the treatment of the related investment security.

                For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

                Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                Interest rate and currency swap agreements at December 31 were as follows (in millions):

                                                     2004        2003
                                                   --------    --------
        Liability Swaps
        Interest rate swap agreements to receive
          floating rate:
            Notional amount                        $    175    $    175
            Fair value                                   (4)        (10)

        Asset Swaps
        Currency swap agreements (receive U.S.
          dollars/pay Canadian dollars):
            Notional amount (in U.S. dollars)      $     30    $     30
            Fair value                                  (13)         (9)

        Currency swap agreements (receive U.S.
          dollars/pay Euro dollars):
            Notional amount (in U.S. dollars)      $      5    $      5
            Fair Value                                   (2)         (1)

        Currency swap agreements (receive U.S.
          dollars/pay Australian dollars):
            Notional amount (in U.S. dollars)      $      5    $      -
            Fair Value                                  (.3)          -

        (c)     Risks Inherent In the Use of Derivatives:
                Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

                Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

10.     Fair Value of Financial Instruments

        Statement of Financial Accounting Standards No. 107 "Disclosures about
                Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

        The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                      Fair          Carrying
        2004                                          Value          Amount
        ----                                       ------------   ------------
        Cash and short-term investments            $     17,439   $     17,439
        Fixed maturities                              8,083,232      8,083,232
        Equity securities                                 1,807          1,807
        Mortgage and policy loans                       402,558        380,010
        Investment contracts                          4,977,664      4,712,489
        Other long-term investments                      55,608         55,608
        Assets and liabilities related to
          separate accounts                             204,782        204,782
        Derivative liabilities                           21,933         21,933

                                                      Fair          Carrying
        2003                                          Value          Amount
        ----                                       ------------   ------------
                                                                   (Restated)
        Cash and short-term investments            $     96,210   $     96,210
        Fixed maturities                              7,791,941      7,791,941
        Equity securities                                 1,652          1,652
        Mortgage and policy loans                       466,478        425,123
        Investment contracts                          4,947,379      4,861,295
        Other long-term investments                      79,779         79,779
        Assets and liabilities related to
          separate accounts                             216,087        216,087
        Derivative liabilities                           19,448         19,448

        (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

                Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

                Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                Equity securities: Fair values for equity securities were based upon quoted market prices.

                Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

                Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

                Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

                Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

                Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.     Shareholder's Equity

        (a) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2004 or 2003.

        (b) The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

12.     Employee Benefits

        Effective January 1, 2002, substantially all of the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.     Reinsurance

        (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

                The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December  31, 2004                      in Force         Life         and Health       Annuity        Total
        ------------------                    ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        40,437,034        158,880          48,518        246,866        454,264
               Assumed - Nonaffiliated           1,045,988          2,353               -              -          2,353
               Assumed - Affiliated                    299              -               -              -              -
                                              ------------   ------------    ------------   ------------   ------------
          Total Assumed                          1,046,287          2,353               -              -          2,353
               Ceded - Nonaffiliated               576,871          2,602           7,075            317          9,994
               Ceded - Affiliated                      785            (58)         22,496              -         22,438
                                              ------------   ------------    ------------   ------------   ------------
          Total Ceded                              577,656          2,544          29,571            317         32,432
                                              ------------   ------------    ------------   ------------   ------------
          Net Premiums                          40,905,665        158,689          18,947        246,549        424,185
                                              ============   ============    ============   ============   ============
        Percentage of Amount Assumed to Net            2.6%           1.5%              0%             0%           0.6%

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December 31, 2003                       in Force         Life         and Health       Annuity        Total
        -----------------                     ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        37,356,256        144,772         42,957        237,875        425,604
               Assumed - Nonaffiliated           1,105,544          3,433            230              -          3,663
               Assumed - Affiliated                    500              -              -              -              -
                                              ------------   ------------   ------------   ------------   ------------
          Total Assumed                          1,106,044          3,433            230              -          3,663
               Ceded - Nonaffiliated               610,020          3,009         13,845            397         17,251
               Ceded - Affiliated                      845          1,593         20,015              -         21,608
                                              ------------   ------------   ------------   ------------   ------------
          Total Ceded                              610,865          4,602         33,860            397         38,859
                                              ------------   ------------   ------------   ------------   ------------
          Net Premiums                          37,851,435        143,603          9,327        237,478        390,408
                                              ============   ============   ============   ============   ============

        Percentage of Amount Assumed to Net            2.9%           2.4%           2.5%             0%           0.9%

                                                                          Premiums and Other Considerations
                                                  Life       ----------------------------------------------------------
                                                Insurance                      Accident
        December 31, 2002                       in Force         Life         and Health       Annuity        Total
        -----------------                     ------------   ------------    ------------   ------------   ------------
          Gross Premiums                        37,923,271        125,430         36,095          85,083        246,608
               Assumed - Nonaffiliated          20,539,992          1,762           (230)              -          1,532
               Assumed - Affiliated                    965             95              -               -             95
                                              ------------   ------------   ------------    ------------   ------------
          Total Assumed                         20,540,957          1,857           (230)              -          1,627
               Ceded - Nonaffiliated               776,580          2,733         10,887             399         14,019
               Ceded - Affiliated               19,405,975             26         17,899               -         17,925
                                              ------------   ------------   ------------    ------------   ------------
          Total Ceded                           20,182,555          2,759         28,786             399         31,944

                                              ------------   ------------   ------------    ------------   ------------
          Net Premiums                          38,281,673        124,528          7,079          84,684        216,291
                                              ============   ============   ============    ============   ============
        Percentage of Amount Assumed to Net           53.7%           1.5%          (3.2)%             0%           0.8%

        (b) Reinsurance recoveries, which reduced death and other benefits, approximated $19,552,000 and $25,960,000 respectively, for the years ended December 31, 2004 and 2003.

                The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.     Transactions with Related Parties

        (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $22,438,000 and $3,411,000, respectively, for the year ended December 31, 2004. Premium income and commission ceded for 2003 amounted to $21,607,000 and $2,397,000, respectively. Premium income and commission ceded for 2002 amounted to $17,925,000 and $2,473,000, respectively. Premium income and commission expense assumed from affiliates aggregated $0 and $0, respectively, for 2004, compared to $0 and $0, respectively, for 2003, and $95,000 and $3,000, respectively, for 2002.

                In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

        (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $13,302,000 in premiums relating to this business for 2004, $11,399,000 for 2003, and $4,042,000 for 2002.

        (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $13,126,000,
                $10,589,000 and $6,556,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $7,648,000, respectively, for costs incurred by the Company but attributable to affiliates.

        (d) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

15. Restatement
    -----------

     Certain financial statement components as of December 31, 2003 and 2002 and for the years then ended have been restated. These restatements relate to the corrections of a general allowance for mortgage loans inappropriately set up prior to 2002, an overstatement of reserves in 2002, cash flow information related to certain deposit-type products and other miscellaneous components.

     A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                            As of and for the year ended      As of and for the year ended
                                                                December 31, 2003                  December 31, 2002
                                                           -----------------------------     -------------------------------
                                                           As originally                     As originally
                                                               Stated       Restated             stated        Restated
                                                           -----------------------------     -------------------------------
Balance Sheets
--------------
    Mortgage loans on real estate                          $    395,008   $   414,008
    Amounts due from related parties                             14,425        17,525
    Total assets                                              8,846,820     8,876,143
    Income taxes payable                                         51,450        58,520
    Other liabilities                                           183,925       185,825
    Total liabilities                                         7,937,225     7,953,418
    Accumulated other comprehensive income                      250,575       249,925
    Retained earnings                                           417,770       431,550
    Total liabilities and shareholders' equity                8,846,820     8,876,143



Statements of Income
--------------------
    Net investment income                                       542,949       545,549         $   540,971     $   536,071
    Realized capital gains (losses)                               1,143           743            (142,314)        (95,214)
    Death and other benefits                                    310,501       324,239             324,161         305,223
    Insurance acquisition and other operating expenses           81,664        79,891              41,144          53,790
    Deferred income tax expense                                  23,473        19,573             (36,936)        (19,351)
    Net income (loss)                                           103,994        96,756             (19,850)         12,803



Statements of Shareholders' Equity
----------------------------------
    Change in net unrealized appreciation of
    investments - net of reclassifications                      134,876       136,176             205,565         159,465
    Deferred income tax expense on above changes                (45,858)      (46,313)            (69,223)        (53,088)
    Accumulated other comprehensive income                      250,575       249,925             165,705         164,210
    Retained earnings                                           417,770       431,550             313,776         334,794
    Total shareholders' equity                                  909,595       922,725             720,731         740,254



    ------------------------

                                                            As of and for the year ended      As of and for the year ended
                                                                December 31, 2003                  December 31, 2002
                                                           -----------------------------     -------------------------------
                                                           As originally                     As originally
                                                               Stated       Restated             stated        Restated
                                                           -----------------------------     -------------------------------
Statements of Cash Flows
------------------------
    Change in other policyholders' contracts                      (69,434)       19,270             947,993        (167,313)
    Interest credited to policyholder contracts                         -       221,986                   -         280,974
    Change in income taxes - net                                     (311)       (4,211)            (30,621)        (13,036)
    Change in deferred policy acquisition costs                    42,741        42,441             (42,114)        (40,814)
    Realized capital (gains) losses                                (1,143)         (743)            142,314          95,214
    Change in other assets and liabilities - net                   51,566        47,466             124,488         135,188
    Net cash provided by operating activities                     295,154       590,706           1,100,242         281,048
    Change in other long-term investments                          24,693        20,893              (3,431)            369
    Net cash used in investing activities                        (254,686)     (258,486)           (997,345)       (993,545)
    Net policyholder by account deposits/withdrawals              (38,193)            -            (143,909)              -
    Deposits on policyholders contracts                                 -       260,495                   -       1,109,206
    Withdrawals on policyholder contracts                               -      (590,440)                  -        (437,721)
    Net cash provided by (used in) financing activities           (38,193)     (329,945)           (102,909)        712,485



                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

    (1) Audited Financial Statements of Variable Account A of American International Life Assurance Company of New York for the year ended December 31, 2004, are included in Part B of the registration statement.

    (2) Audited Financial Statements of American International Life Assurance Company of New York for the year ended December 31, 2004, are included in Part B of the registration statement.

(b)  Exhibits.

    (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

    (2)            N/A

    (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (3)

    (4)(a) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 21GVIA1000. (5)

    (4)(b) Form of Single Premium Immediate Variable Annuity Nonparticipating Certificate of Coverage, Form No. 26GVIA1000. (5)

    (4)(c)         Form of Certificate Schedule, Form No. 14EGAN403. (5)

    (4)(d)         Form Endorsement - Partial Withdrawal Option, Form No.
                   26GVPW0403. (5)

    (4)(e)         Form Endorsement - Cancellation Option, Form No. 24GVCO403.
                   (5)

    (4)(f) Form Endorsement - Initial Allocation of Net Single Premium, Form No. 26GVMM403. (5)

    (5)            Form of Variable Annuity Enrollment Form, Form No.
                   24GVIA1000. (5)

    (6)(a) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (3)

    (6)(b) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

    (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

    (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

    (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

    (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

    (6)(g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

    (7)            N/A

    (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (3)

    (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (3)

    (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (3)

    (8)(a)(iv) Form of Addendum No. 6 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated June 9, 1981. (3)

    (8)(a)(v) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (3)

    (8)(a)(vi) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (3)

    (8)(a)(vii) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, LLC, effective January 1, 2002. (6)

    (8)(a)(viii)   Form of Addendum No. 32 to Service and Expense Agreement
                   dated February 1, 1974, among American International Group,
                   Inc. and various affiliate subsidiaries, including American
                   International Life Assurance Company of New York, American
                   General Life Companies, LLC and American General Equity
                   Services Corporation, effective May 1, 2004. (7)

    (8)(b)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (2)

    (8)(b)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (4)

    (8)(c) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (4)

    (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (5)

    (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

    (11)           N/A

    (12)           N/A

----------
(1) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 033-39170) of Variable Account A of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 24, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 25, 2003.

(5) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-108724) of Variable Account A of American International Life Assurance Company of New York filed on September 12, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 28, 2004.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on
     May 2, 2005.

Item 25.  Directors and Officers of the Depositor

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------

Rodney O. Martin, Jr.          Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff            Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                 Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

Marion E. Fajen                Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley               Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell, III          Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes                 Director
70 Pine Street
New York, NY 10270

David L. Herzog                Director
2929 Allen Parkway
Houston, TX 77019

John I. Howell                 Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------

Donald P. Kanak, Jr.           Director
70 Pine Street
New York, NY 10270

Ernest T. Patrikis             Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                Director, Chief Administrative Officer and
2929 Allen Parkway             Executive Vice President
Houston, TX 77019

Martin J. Sullivan             Director
70 Pine Street
New York, NY 10270

Christopher J. Swift           Director, Chief Financial Officer and
2929 Allen Parkway             Executive Vice President
Houston, TX 77019

Thomas L. Booker               President - Structured Settlements/SPIA Profit
2727 Allen Parkway             Center
Houston, TX 77019

Stephen A. Gold                Chief Executive Officer
70 Pine Street
New York, NY 10270

Jeffrey H. Carlson             Chief Information Officer and Senior Vice
2727-A Allen Parkway           President
Houston, TX 77019

David R. Armstrong             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Erik A. Baden                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------

Wayne A. Barnard               Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi               Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

James A. Galli                 Senior Vice President
830 Third Avenue
New York, NY 10022

Robert M. Goldbloom            Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding           Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.         Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings               Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------

Simon J. Leech                 Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi               Senior Vice President - Corporate Markets
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James P. Steele                Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele               Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Edward F. Bacon                Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                 Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski            Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen              Vice President
2727-A Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------

David R. Brady                 Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman           Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby                Vice President
3600 Route 66
Neptune, NJ 07754-1580

Joseph S. Cella                Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner              Vice President
2929 Allen Parkway
Houston, TX 77019

Donna F. Fahey                 Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi            Vice President
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick           Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette            Vice President
2727-A Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------

Kenneth J. Griesemer           Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer                 Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                  Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Thomas M. Hoffman              Vice President - Human Resources
70 Pine Street
New York, NY 10270

Keith C. Honig                 Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

David S. Jorgensen             Vice President
2727-A Allen Parkway
Houston, TX 77019

Gary J. Kleinman               Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel              Vice President
3600 Route 66
Neptune, NJ 07754

Randy J. Marash                Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                  Vice President
2929 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   -------------------------------------------------

Gordon S. Massie               Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland           Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante            Vice President - Investments
175 Water Street
New York, NY 10038

Deanna Osmonson                Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.           Vice President
2929 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen            Vice President
2727 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben             Vice President
1 Franklin Square
Springfield, IL 62713

Kristin E. Sather              Vice President
1 Chase Manhattan Place
New York, NY 10005

Tom L. Scott                   Vice President
2929 Allen Parkway
Houston, TX 77019

Richard W. Scott               Vice President
2929 Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
     Name and Principal        American International Life Assurance Company
      Business Address         of New York
----------------------------   ---------------------------------------------
T. Clay Spires                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh                Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite               Vice President
One Woodfield Lake
Schaumberg, IL 60173

Elizabeth M. Tuck              Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Set forth below is an organizational chart for AIG filed with the SEC on March 15, 2004 as Exhibit 21 to the Form 10-K. Footnotes to the organizational chart below are located at the end of Item 26. The current organizational chart for AIG can be found as Exhibit 21 in Form 10-K filed in 2005, SEC file number 001-08787.

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                             Owned by
                                                                                        Jurisdiction of           its
                                                                                          Incorporation     Immediate
                                                                                        or Organization     Parent(2)
                                                                                        ---------------   -----------
American International Group, Inc. (1)...............................................          Delaware          (3)
   AIG Aviation, Inc. ...............................................................           Georgia      100%
   AIG Bulgaria Insurance and Reinsurance Company EAD................................          Bulgaria      100%
   AIG Capital Corporation...........................................................          Delaware      100%
      AIG Consumer Finance Group, Inc. ..............................................          Delaware      100%
         AIG Bank Polska S.A.........................................................            Poland    97.23%
         AIG Credit S.A..............................................................            Poland       80%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                             Owned by
                                                                                        Jurisdiction of           its
                                                                                          Incorporation     Immediate
                                                                                        or Organization     Parent(2)
                                                                                        ---------------   -----------
      Compania Financiera Argentina S.A..............................................         Argentina     92.7%
   AIG Global Asset Management Holdings Corp.........................................          Delaware      100%
      AIG Capital Partners, Inc. ....................................................          Delaware      100%
      AIG Global Investment Corp.....................................................        New Jersey      100%
      John McStay Investment Counsel, L.P............................................             Texas    82.84%
   International Lease Finance Corporation...........................................        California    64.85%(4)
AIG Claim Services, Inc. ............................................................          Delaware      100%
AIG Credit Corp......................................................................          Delaware      100%
   A.I. Credit Corp..................................................................     New Hampshire      100%
   Imperial Premium Finance, Inc. ...................................................        California      100%
   Imperial Premium Finance, Inc. ...................................................          Delaware      100%
AIG Equity Sales Corp................................................................          New York      100%
AIG Federal Savings Bank.............................................................          Delaware      100%
AIG Finance Holdings, Inc. ..........................................................          New York      100%
   AIG Finance (Hong Kong) Limited...................................................         Hong Kong      100%
AIG Financial Advisor Services, Inc. ................................................          Delaware      100%
   AIG Financial Advisor Services (Europe), S.A......................................        Luxembourg      100%
AIG Financial Products Corp..........................................................          Delaware      100%
   AIG Matched Funding Corp..........................................................          Delaware      100%
   Banque AIG........................................................................            France       90%(5)
AIG Funding, Inc. ...................................................................          Delaware      100%
AIG Global Real Estate Investment Corp...............................................          Delaware      100%
AIG Global Trade & Political Risk Insurance Company..................................        New Jersey      100%
A.I.G. Golden Insurance Ltd. ........................................................            Israel    50.01%
AIG Life Insurance Company...........................................................          Delaware       79%(6)
AIG Life Insurance Company of Canada.................................................            Canada      100%
AIG Life Insurance Company of Puerto Rico............................................       Puerto Rico      100%
AIG Marketing, Inc. .................................................................          Delaware      100%
AIG Memsa, Inc.......................................................................          Delaware      100%
   Tata AIG General Insurance Company Limited........................................             India       26%
AIG Private Bank Ltd. ...............................................................       Switzerland      100%
AIG Retirement Services, Inc. .......................................................          Delaware      100%(7)
   SunAmerica Life Insurance Company.................................................           Arizona      100%
      SunAmerica Investments, Inc. ..................................................           Georgia       70%(8)
         AIG Advisor Group, Inc. ....................................................          Maryland      100%
            Advantage Capital Corporation............................................          New York      100%
            FSC Securities Corporation...............................................          Delaware      100%
            Sentra Securities Corporation............................................        California      100%
            Spelman & Co., Inc. .....................................................        California      100%
            SunAmerica Securities, Inc. .............................................          Delaware      100%
         AIG SunAmerica Life Assurance Company.......................................           Arizona      100%(9)
         Saamsun Holdings Corp.......................................................          Delaware      100%
            SAM Holdings Corporation.................................................        California      100%
               AIG SunAmerica Asset Management Corp..................................          Delaware      100%
               AIG SunAmerica Capital Services. Inc. ................................          Delaware      100%
            Sun Royal Holdings Corporation...........................................        California      100%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                             Owned by
                                                                                        Jurisdiction of           its
                                                                                          Incorporation     Immediate
                                                                                        or Organization     Parent(2)
                                                                                        ---------------   -----------
      Royal Alliance Associates, Inc. ...............................................          Delaware      100%
   First SunAmerica Life Insurance Company...........................................          New York      100%
AIG Risk Management, Inc. ...........................................................          New York      100%
AIG Technologies, Inc. ..............................................................     New Hampshire      100%
AIGTI, Inc. .........................................................................          Delaware      100%
AIG Trading Group Inc. ..............................................................          Delaware      100%
   AIG International, Inc. ..........................................................          Delaware      100%
AIU Insurance Company................................................................          New York       52%(10)
AIU North America, Inc. .............................................................          New York      100%
American General Corporation.........................................................             Texas      100%
   American General Bancassurance Services, Inc. ....................................          Illinois      100%
   AGC Life Insurance Company........................................................          Missouri      100%
      AIG Assurance Canada...........................................................            Canada      100%(11)
      AIG Life of Bermuda, Ltd. .....................................................           Bermuda      100%
      American General Life and Accident Insurance Company...........................         Tennessee      100%
      American General Life Insurance Company........................................             Texas      100%
         American General Annuity Service Corporation................................             Texas      100%
         AIG Enterprise Services, LLC................................................          Delaware      100%
         American General Equity Services Corporation................................          Delaware      100%
         American General Life Companies, LLC........................................          Delaware      100%
         The Variable Annuity Life Insurance Company.................................             Texas      100%
            VALIC Retirement Services Company........................................             Texas      100%
            VALIC Trust Company......................................................             Texas      100%
      American General Property Insurance Company....................................         Tennessee    51.85%(12)
         American General Property Insurance Company of Florida......................           Florida      100%
      AIG Annuity Insurance Company..................................................             Texas      100%
      The United States Life Insurance Company in the City of New York...............          New York      100%
   American General Finance, Inc. ...................................................           Indiana      100%
      AGF Investment Corp............................................................           Indiana      100%
      American General Auto Finance, Inc. ...........................................          Delaware      100%
      American General Finance Corporation...........................................           Indiana      100%
         Crossroads Mortgage, Inc. ..................................................         Tennessee      100%
         ENM, Inc. ..................................................................         Tennessee      100%
         MorEquity, Inc. ............................................................            Nevada      100%
            Wilmington Finance, Inc. ................................................          Delaware      100%
         Merit Life Insurance Co. ...................................................           Indiana      100%
         Yosemite Insurance Company..................................................           Indiana      100%
            CommoLoCo, Inc. .........................................................       Puerto Rico      100%
         American General Financial Services of Alabama, Inc. .......................           Alabama      100%
         HSA Residential Mortgage Services of Texas, Inc. ...........................          Delaware      100%
      American General Investment Management Corporation.............................          Delaware      100%
      American General Realty Investment Corporation.................................             Texas      100%
      American General Assurance Company.............................................          Illinois      100%
            American General Indemnity Company.......................................          Illinois      100%
            USLIFE Credit Life Insurance Company of Arizona..........................           Arizona      100%
         Knickerbocker Corporation...................................................             Texas      100%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                             Owned by
                                                                                        Jurisdiction of           its
                                                                                          Incorporation     Immediate
                                                                                        or Organization     Parent(2)
                                                                                        ---------------   -----------
American Home Assurance Company......................................................          New York      100%
   AIG Hawaii Insurance Company, Inc. ...............................................            Hawaii      100%
      American Pacific Insurance Company, Inc. ......................................            Hawaii      100%
   American International Insurance Company..........................................          New York      100%
      American International Insurance Company of California, Inc. ..................        California      100%
      American International Insurance Company of New Jersey.........................        New Jersey      100%
      Minnesota Insurance Company....................................................         Minnesota      100%
      American International Realty Corp. ...........................................          Delaware     31.5%(13)
      Pine Street Real Estate Holdings Corp. ........................................     New Hampshire    31.47%(13)
      Transatlantic Holdings, Inc. ..................................................          Delaware    33.61%(14)
         Transatlantic Reinsurance Company...........................................          New York      100%
            Putnam Reinsurance Company...............................................          New York      100%
            Trans Re Zurich..........................................................       Switzerland      100%
American International Insurance Company of Delaware.................................          Delaware      100%
American International Life Assurance Company of New York............................          New York    77.52%(15)
American International Reinsurance Company, Ltd. ....................................           Bermuda      100%
   AIG Edison Life Insurance Company.................................................             Japan       90%(16)
   American International Assurance Company, Limited.................................         Hong Kong      100%
      American International Assurance Company (Australia) Limited...................         Australia      100%
   American International Assurance Company (Bermuda) Limited........................           Bermuda      100%
      American International Assurance Co. (Vietnam) Limited.........................           Vietnam      100%
      Tata AIG Life Insurance Company Limited........................................             India       26%
   Nan Shan Life Insurance Company, Ltd. ............................................            Taiwan       95%
American International Underwriters Corporation......................................          New York      100%
American International Underwriters Overseas, Ltd. ..................................           Bermuda      100%
   AIG Europe (Ireland) Limited......................................................           Ireland      100%
   AIG Europe (U.K.) Limited.........................................................           England      100%
   AIG Brasil Companhia de Seguros...................................................            Brazil       50%
   Universal Insurance Co., Ltd. ....................................................          Thailand      100%
   La Seguridad de Centroamerica, Compania de Seguros S.A. ..........................         Guatemala      100%
   American International Insurance Company of Puerto Rico...........................       Puerto Rico      100%
   A.I.G. Colombia Seguros Generales S.A. ...........................................          Colombia      100%
   American International Underwriters GmBH..........................................           Germany      100%
   Underwriters Adjustment Company, Inc. ............................................            Panama      100%
   American Life Insurance Company...................................................          Delaware      100%
      AIG Life (Bulgaria) Z.D. A.D...................................................          Bulgaria      100%
      ALICO, S.A.....................................................................            France      100%
      American Life Insurance Company (Kenya) Limited................................             Kenya    66.67%
      Pharaonic American Life Insurance Company......................................             Egypt    71.63%
   AIG Life Insurance Company (Switzerland) Ltd. ....................................       Switzerland      100%
   American Security Life Insurance Company, Ltd. ...................................      Lichtenstein      100%
   Birmingham Fire Insurance Company of Pennsylvania.................................      Pennsylvania      100%
   China America Insurance Company, Ltd. ............................................          Delaware       50%
   Commerce and Industry Insurance Company...........................................          New York      100%
   Commerce and Industry Insurance Company of Canada.................................           Ontario      100%
   Delaware American Life Insurance Company..........................................          Delaware      100%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                             Owned by
                                                                                        Jurisdiction of           its
                                                                                          Incorporation     Immediate
                                                                                        or Organization     Parent(2)
                                                                                        ---------------   -----------
   Hawaii Insurance Consultants, Ltd. ...............................................            Hawaii      100%
   HSB Group, Inc. ..................................................................          Delaware      100%
      The Hartford Steam Boiler Inspection and Insurance Company.....................       Connecticut      100%
         The Allen Insurance Company, Ltd. ..........................................           Bermuda      100%
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut...       Connecticut      100%
         HSB Engineering Insurance Limited...........................................           England      100%
               The Boiler Inspection and Insurance Company of Canada.................            Canada      100%
   The Insurance Company of the State of Pennsylvania................................      Pennsylvania      100%
   Landmark Insurance Company........................................................        California      100%
   Mt. Mansfield Company, Inc. ......................................................           Vermont      100%
National Union Fire Insurance Company of Pittsburgh, Pa..............................      Pennsylvania      100%
   American International Specialty Lines Insurance Company..........................            Alaska       70%(17)
   Lexington Insurance Company.......................................................          Delaware       70%(17)
      GE Property & Casualty Insurance Company.......................................      Pennsylvania      100%
         GE Casualty Insurance Company...............................................      Pennsylvania      100%
               GE Indemnity Insurance Company........................................      Pennsylvania      100%
         GE Auto & Home Assurance Company............................................      Pennsylvania      100%
         Bayside Casualty Insurance Company..........................................        New Jersey      100%
      JI Accident & Fire Insurance Co. Ltd. .........................................             Japan       50%
   National Union Fire Insurance Company of Louisiana................................         Louisiana      100%
   National Union Fire Insurance Company of Vermont..................................           Vermont      100%
   21st Century Insurance Group......................................................        California    33.03%(18)
      21st Century Insurance Company.................................................        California      100%
      21st Century Casualty Company..................................................        California      100%
      21st Century Insurance Company of Arizona......................................           Arizona      100%
   Starr Excess Liability Insurance Company, Ltd. ...................................          Delaware      100%
      Starr Excess Liability Insurance International Ltd. ...........................           Ireland      100%
NHIG Holding Corp. ..................................................................          Delaware       100%
   Audubon Insurance Company.........................................................         Louisiana      100%
      Audubon Indemnity Company......................................................       Mississippi      100%
      Agency Management Corporation..................................................         Louisiana      100%
         The Gulf Agency, Inc. ......................................................           Alabama      100%
   New Hampshire Insurance Company...................................................      Pennsylvania      100%
      AIG Europe, S.A. ..............................................................            France      (19)
      AI Network Corporation.........................................................          Delaware      100%
      American International Pacific Insurance Company...............................          Colorado      100%
      American International South Insurance Company.................................      Pennsylvania      100%
      Granite State Insurance Company................................................      Pennsylvania      100%
      New Hampshire Indemnity Company, Inc. .........................................      Pennsylvania      100%
      AIG National Insurance Company, Inc. ..........................................          New York      100%
      Illinois National Insurance Co. ...............................................          Illinois      100%
      New Hampshire Insurance Services, Inc. ........................................     New Hampshire      100%
   AIG Star Life Insurance Co., Ltd. ................................................             Japan      100%
Pharaonic Insurance Company, S.A.E...................................................             Egypt    89.98%
The Philippine American Life and General Insurance Company...........................       Philippines    99.78%
   Pacific Union Assurance Company...................................................        California      100%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                             Owned by
                                                                                        Jurisdiction of           its
                                                                                          Incorporation     Immediate
                                                                                        or Organization     Parent(2)
                                                                                        ---------------   -----------
   Philam Equitable Life Assurance Company, Inc. ....................................       Philippines    95.31%
   The Philippine American General Insurance Company, Inc. ..........................       Philippines      100%
      Philam Insurance Company, Inc. ................................................       Philippines      100%
Risk Specialist Companies, Inc. .....................................................          Delaware      100%
United Guaranty Corporation..........................................................    North Carolina    36.3l%(20)
   United Guaranty Insurance Company.................................................    North Carolina      100%
   United Guaranty Mortgage Insurance Company........................................    North Carolina      100%
   United Guaranty Mortgage Insurance Company of North Carolina......................    North Carolina      100%
   United Guaranty Partners Insurance Company........................................           Vermont       80%
   United Guaranty Residential Insurance Company of North Carolina...................    North Carolina      100%
   United Guaranty Residential Insurance Company.....................................    North Carolina    75.03%(21)
      United Guaranty Commercial Insurance Company of North Carolina.................    North Carolina      100%
      United Guaranty Mortgage Indemnity Company.....................................    North Carolina      100%
      United Guaranty Credit Insurance Company.......................................    North Carolina      100%
   United Guaranty Services, Inc. ...................................................    North Carolina      100%

--------------------------------------------------------------------------------

(1) All subsidiaries listed are consolidated in the financial statements of AIG filed in its Form 10-K in 2004, SEC file number 001-08787. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifing shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life andAccident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 27. Number of Contractowners

As of April 1, 2005, there were 39 owners of contracts of the class covered by this registration statement, 11 qualified contracts and 28 non-qualified contracts.

Item 28. Indemnification

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account B of American International Life Assurance Company of New York, which offers interests in flexible premium life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   --------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------    --------------------------------------------
Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway       Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   --------------------------------------------
John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                    Net Underwriting
Name of Principal    Discounts and     Compensation     Brokerage
  Underwriter         Commissions      on Redemption   Commissions   Compensation
-----------------   ----------------   -------------   -----------   ------------
American General
Equity Services
Corporation                 0                0              0              0

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American International Life Assurance Company of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2005.

                                        VARIABLE ACCOUNT A OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)


                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND COMPTROLLER

[SEAL]

ATTEST: LAUREN W. JONES
        -------------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

Q

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date
---------                             -----                      ----


RODNEY O. MARTIN, JR.                 Director and Chairman      April 29, 2005
-----------------------------------
RODNEY O. MARTIN, JR.


DAVID J. DIETZ                        Director, President  and   April 29, 2005
-----------------------------------   Chief Executive Officer
DAVID J. DIETZ


CHRISTOPHER J. SWIFT                  Director and Chief         April 29, 2005
-----------------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF                   Director                   April 29, 2005
-----------------------------------
M. BERNARD AIDINOFF


MARION E. FAJEN                       Director                   April 29, 2005
-----------------------------------
MARION E. FAJEN


PATRICK J. FOLEY                      Director                   April 29, 2005
-----------------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III                  Director                   April 29, 2005
-----------------------------------
CECIL C. GAMWELL III


JACK R. HARNES                        Director                   April 29, 2005
-----------------------------------
JACK R. HARNES


DAVID L. HERZOG                       Director                   April 29, 2005
-----------------------------------
DAVID L. HERZOG

Q

Signature                             Title                      Date
---------                             -----                      ----


JOHN I. HOWELL                        Director                   April 29, 2005
-----------------------------------
JOHN I. HOWELL


DONALD P. KANAK, JR.                  Director                   April 29, 2005
-----------------------------------
DONALD P. KANAK, JR.


ERNEST T. PATRIKIS                    Director                   April 29, 2005
-----------------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                       Director                   April 29, 2005
-----------------------------------
GARY D. REDDICK


MARTIN J. SULLIVAN                    Director                   April 29, 2005
-----------------------------------
MARTIN J. SULLIVAN

                                  EXHIBIT INDEX

Item 24. Exhibits

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1